                                   Filed with the Securities and Exchange Commission on April 30, 2001
Registration No. 333-93775                                                             Investment Company Act No. 811-09705
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 5
                                                               and/or
                                  Registration Statement under The Investment Company Act of 1940
                                                   Post-Effective Amendment No. 5

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 7 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                         KATHLEEN A. CHAPMAN, ASSISTANT CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 MAY 1, 2001 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                   immediately upon filing pursuant to paragraph (b) of Rule 485 on  _May 1, 2001_  pursuant to paragraph (b) of Rule 485
                                   60 days after filing pursuant to paragraph (a) (i) of Rule 485 on ___________pursuant to paragraph (a) (i) of Rule 485
                                   75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2000 was filed within 90 days of the close of the fiscal year.

VIA-T(Class 7)

VIA-T n4 cr
                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                       Prospectus Heading
              ------------                                                                       ------------------

1.            Cover Page                                                                                 Cover Page

2.            Definitions                                                                         Glossary of Terms

3.            Synopsis or Highlights                             What are Some of the Key Features of this Annuity?
                                                                   Highlights, Summary of Contract Fees and Charges

4.            Condensed Financial Information                                                        Not Applicable

5.            General Description of Registrant, Depositor                                 Who Is American Skandia?
              and Portfolio Companies                                                   What Are Separate Accounts?

6.            Deductions                                                      Summary of Contract Fees and Charges,
                                                                                                   Fees and Charges

7.            General Description of Variable Annuity Contracts                 Highlights, Purchasing Your Annuity

8.            Annuity Period                                            Managing Your Annuity, Access to Cash Value

9.            Death Benefit                                                                        Annuity Benefits

10.           Purchases and Contract Value                           Purchasing Your Annuity, Managing Your Annuity
                                                                                               Access to Cash Value

11.           Redemptions                                                                      Access to Cash Value

12.           Taxes                                                                              Tax Considerations

13.           Legal Proceedings                                                                      Not Applicable

14.           Table of Contents of the Statement of Additional Information                   Available Information,
                                                                Contents of the Statement of Additional Information

                                                                                                        SAI Heading
                                                                                                        -----------

15.           Cover Page                                                        Statement of Additional Information

16.           Table of Contents                                                                   Table of Contents

17.           General Information and History                       General Information Regarding American Skandia
                                                                                         Life Assurance Corporation

18.           Services                                                                        Independent Auditors,
                                                                                                      Legal Experts

19.           Purchase of Securities Being Offered               Noted in Prospectus under Purchasing Your Annuity
                                                                                          and Managing Your Annuity

20.           Underwriters                                                                    Principal Underwriter

                                                            (Continued)

                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                             SAI Headings
              ------------                                                                             ------------

21.           Calculation of Performance Data                                       Calculation of Performance Data

22.           Annuity Payments                                       Noted in Prospectus under Access to Cash Value

23.           Financial Statements                                                                       Appendix A

                                                                                                     Part C Heading
                                                                                                     --------------

24.           Financial Statements and Exhibits                                                Financial Statements
                                                                                                       and Exhibits

25.           Directors and Officers of the Depositor                           Noted in Prospectus under Executive
                                                                                             Officers and Directors

26.           Persons Controlled by or Under                                               Persons Controlled By or
              Common Control with the                                                 Under Common Control with the
              Depositor or Registrant                                                       Depositor or Registrant

27.           Number of Contractowners                                                     Number of Contractowners

28.           Indemnification                                                                       Indemnification

29.           Principal Underwriters                                                         Principal Underwriters

30.           Location of Accounts and Records                                                 Location of Accounts
                                                                                                        and Records

31.           Management Services                                                               Management Services

32.           Undertakings                                                                             Undertakings

                                                                                American Skandia Life Assurance Corporation
                                                                            One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes a single premium  variable  immediate  annuity (the "Annuity")  offered by American Skandia Life
Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us").  The Annuity may be offered as an individual  annuity contract or as an interest in a group annuity.  This  Prospectus  describes the important  features of the Annuity and what you should  consider  before  purchasing  the Annuity.  A Statement of Additional  Information  is also  available from us, without  charge,  upon your  request.  The contents of the Statement of  Additional  Information  are described on page 38.
The Annuity or certain of its  investment  options may not be  available  in all states.  Various  rights and  benefits may differ between states to meet  applicable  laws and/or  regulations.  Certain  capitalized  terms are either defined in the
Glossary of Terms or in the context of the particular section of this Prospectus.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?

This Annuity is frequently  used for  retirement  planning.  It is generally  intended to be used to  "roll-over"  existing funds from an IRA, SEP-IRA,  Roth IRA or a Tax Sheltered  Annuity (or 403(b)).  This Annuity may also be used in connection with  retirement  plans that do not qualify  under the sections of the Code noted  above.  This Annuity also may be used as an  annuitization  or settlement  option under any deferred  annuity or life insurance  policy issued by American  Skandia.
This Annuity allows you to invest your money in a number of variable  investment  options while receiving  monthly payments from this Annuity.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      One premium.
|X|      Monthly payments that may increase, decrease, or remain the same.
|X|      First payment within 60 days of the date of issue.
|X|      Monthly payments over the life of the Annuitant or for a certain period, or for life with a certain period.
|X|      Several variable  investment  options.  Each investment option is a Sub-Account of American Skandia Life Assurance
       Corporation  Variable  Account  B (Class  7) and  invests  in a  corresponding  underlying  mutual  fund  portfolio.
       Currently available portfolios are: American Skandia Trust,  Montgomery Variable Series, Wells Fargo Variable Trust,
       Rydex Variable Trust, INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity Trust,  ProFunds VP, First
       Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      Death Benefit and Settlement  options.  After an Annuitant's death, the Annuity may provide Annuity Payments,  or, alternatively, a lump sum, to the Beneficiary(ies), if a certain period was selected.
|X|      Transfers  between  investment  options are tax free.  Currently,  you may make twenty transfers each year free of charge.  We also offer  several  programs  that enable you to manage your  Income Base as your  financial  needs and investment performance change.

HOW DO I PURCHASE THIS ANNUITY?

We sell this Annuity through licensed,  registered  financial  professionals.  We may require that you submit certain forms to us before we issue an  Annuity,  including  evidence of the age of the  Annuitant(s).  The  minimum  Premium  payment is
$35,000.  We may allow a lower minimum Premium  payment if this Annuity is used as an  annuitization  or settlement  option from a deferred  annuity or a life  insurance  policy issued by American  Skandia.  No Annuitant may be greater than age 85 on the issue date of this Annuity, except when the Annuity is used as an annuitization or settlement option.

---------------------------------------------------------------------------------------------------------------------------
This  annuity is NOT a deposit or an  obligation  of, or issued,  guaranteed  or endorsed  by, any bank,  is NOT insured or guaranteed by the U.S.  government,  the Federal Deposit  Insurance  Corporation  (FDIC),  the Federal Reserve Board or any
other agency.  An investment in this Annuity involves certain investment risks, including possible loss of principal.
---------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES
COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED  UPON THE  ACCURACY  OR  ADEQUACY OF THIS
PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  PLEASE  READ THIS  PROSPECTUS  AND THE CURRENT
PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.

                                       FOR FURTHER INFORMATION CALL 1-800-752-6342.

Prospectus Dated: May 1, 2001                                                 Statement of Additional Information Dated: May 1, 2001
VIAT-PROS- (05/2001)                                                                                                        VIATPROS

   IF ANNUITY PAYMENTS ARE TO BE PAID TO A BENEFICIARY, WHAT DETERMINES THE ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL

                                                     Glossary of Terms

Many terms used within this Prospectus are described within the text where they appear.

ANNUITANT is the person(s) upon whose life(s) the Annuity is issued, if Annuity Payments are payable for life.

ANNUITY is the contract(s) or group certificate(s) offered pursuant to this Prospectus.

ANNUITY  FACTORS are factors we apply to determine the Schedule of Units.  They depend on the Benchmark  Rate,  any Certain
Period,  the Annuitant's  attained age and where permitted by law, gender.  Annuity Factors reflect  assumptions  regarding the costs we expect to bear in guaranteeing payments.  We may use different factors for different classes of Annuities.

ANNUITY DATE is the date Annuity Payments are to begin.

ANNUITY PAYMENT AMOUNT is the dollar amount of each Annuity Payment.  Annuity Payment Amounts can vary each month.

ANNUITY PAYMENTS are the periodic payments due.

ANNUITY YEARS are continuous 12-month periods commencing on the Issue Date and each anniversary of the Issue Date.

BENCHMARK  RATE is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule  of Units.  We
currently offer a range of Benchmark Rates.  We may use different rates for different classes of purchasers.

BENEFICIARY(IES)  is the person(s) who may receive  death  proceeds or guaranteed  payment under this Annuity when there is no longer a living  Annuitant(s),  if you elect a Certain Period.  Unless otherwise  specified,  the Beneficiary  refers to all persons designated as such for your Annuity.

CASH VALUE is any amount available for surrender or as a lump sum death benefit.

CERTAIN PERIOD is a fixed length of time that Annuity  Payments are due,  whether or not the Annuitant is still alive.  Any
Certain Period is determined at the Issue Date.

CODE is the Internal Revenue Code of 1986, as amended from time to time.

INCOME BASE  (referred to as CONTRACT VALUE in your  contract) is the value of each  allocation to a Sub-Account,  plus any credits and earnings  and/or less any losses,  distributions,  and charges  thereon.  Income Base is determined  separately for each  Sub-Account,  and  then  totaled  to  determine  the  Income  Base for your  Annuity.  For  Annuities  with  life contingencies  we may  periodically  add credits to your Income Base from our general  account to assure adequate Units are available to make payments for life.

INHERITANCE  DATE is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements  that enable us to make payments for the benefit of a Beneficiary,  if  applicable.  If there are joint
Annuitants, the Inheritance Date refers to the death of the last surviving Annuitant.

ISSUE DATE is the effective date of your Annuity.

MONTHLY  PROCESSING  DATE is the date each  month  Annuity  Payments  are  payable.  It is the same day of the month as the
Annuity Date.

NET INVESTMENT PERFORMANCE is the investment performance of the Units in each Sub-Account.

OWNER is either an entity or person who may exercise the  ownership  rights  provided  under the Annuity.  If a certificate representing  interests in a group annuity contract is issued,  the rights,  benefits,  and requirements of, and the events relating  to, an Owner,  as  described  in this  Prospectus,  will be your  rights as  participant  in such  group  annuity contract.  Unless otherwise specified, Owner refers to all persons or entities designated as such for your Annuity.

PORTFOLIO  is a mutual fund or a series of a mutual fund in which the  Sub-Account  where you have chosen to allocate  your
Income Base invests.  When you allocate Income Base to a Sub-Account,  you are a beneficial  owner of Portfolio  shares and have a right to vote on matters that pertain to the Portfolio.

PREMIUM is cash  consideration you give to us for certain rights,  privileges,  and benefits in relation to our obligations under the Annuity.

SCHEDULE OF UNITS is a schedule which specifies,  for each Sub-Account,  the number of Units required to fund the Annuity's benefits as of each Monthly Processing Date.

SEPARATE  ACCOUNT is an account  owned by us where we  allocate  assets in  relation  to our  obligations  pursuant  to the
Annuity.

SUB-ACCOUNT is a division of a Separate Account where you chose to allocate your Income Base.

UNITS  are the  measure  used to  determine  benefits  for a given  Sub-Account  under  this  Annuity.  When  you  choose a
Sub-Account  the portion of the Net Premium you allocate to that investment  option,  or the portion of the Income Base you transferred into that investment option at some later date, is converted into Units.

UNIT VALUE is the measure we use to determine the  performance  of a  Sub-Account.  It is the value of each Unit as of each
Valuation  Day. It also reflects the  investment  experience of the Portfolio  minus any insurance  charges and any charges for taxes.

VALUATION  DAY is any day the New York  Stock  Exchange  is open for  trading  or any  other  day that the  Securities  and
Exchange Commission requires securities to be valued.

VALUATION  PERIOD is the  period of time  between  the close of  business  of the New York  Stock  Exchange  on  successive
Valuation Days.

"we", "us",  "our" or "the Company" means American Skandia Life Assurance Corporation.

"you" or "your" means the Owner.

Summary of Contract Fees and Charges

Below is a summary of the fees and expenses we charge for the Annuity.  Some  charges are  assessed  directly  against your
Annuity  while  other  charges  are  deducted  daily by us from the  Separate  Account.  The  Separate  Account  charges an asset-based  Insurance  Charge,  which is the  combination  of a  mortality  and  expense  risk  charge  and a  charge  for administration  of the  Annuity.  We assess a state tax  charge  (if  applicable)  against  your  Premium at the time it is applied  to the  Annuity.  We may assess a Transfer  Fee for  transfers  over a maximum  number  per year.  Each  Portfolio assesses a charge for  investment  management  and for other  expenses.  A summary is provided on the following  page.  The prospectus for each Portfolio  provides more detailed  information  about the expenses for the  Portfolios.  All these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       Your Transaction Expenses
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        Amount Deducted/
------------------------------                       Description Of Charge                                    When Deducted
         Fee/Expense
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                        Currently ranges from 0% to 3 1/2%, depending on the applicable       At the time Premium is applied
                                             jurisdiction and usage of the Annuity
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                                        None                                           Not Applicable
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------

If you  surrender  the Annuity we determine  your Cash Value by  discounting  the value of future  Annuity  Payments.  This procedure  functions as a surrender  charge in  calculating  your Cash Value payable to you. The  applicable  discount rate may depend on whether  Annuity  Payments are payable for life, the Annuitant's  age and gender (where  applicable),  or the length of the Certain Period; but, currently it is not more than 2%.

----------------------------------------------------------------------------------------------------------------------------------------
                                                  Annual Expenses of the Sub-Accounts
                                 (as a percentage of the average daily net assets of the Sub-Accounts)
----------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk
Charge                                                       1.10%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total Annual Expenses of the            1.25% per year of the value of each Sub-Account
Sub-Accounts*
------------------------------- ----------------------------------------------------------------- --------------------------------------

* The  combination  of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the  "Insurance
Charge" elsewhere in this prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
Below are the investment  management fees, other expenses,  and the total annual expenses for each Portfolio as of December
31, 2000,  except as noted.  The total annual  expenses are the sum of the investment  management  fee and other  expenses.
Each figure is stated as a  percentage  of the  Portfolio's  average  daily net assets.  For certain of the  Portfolios,  a portion of the management fee is being waived and/or other expenses are being  partially  reimbursed.  "N/A" indicates that no portion of the  management  fee and/or other expenses is being waived and/or  reimbursed.  Any footnotes  about expenses appear after the list of all the  Portfolios.  Those  Portfolios  whose name  includes the prefix "AST" are  portfolios  of
American Skandia Trust. The Portfolio  information was provided by the Portfolios and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the Portfolios for further  details.  The current
prospectus  and  statement  of  additional   information  for  the  underlying   Portfolios  can  be  obtained  by  calling
1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: (2)
  AST Founders Passport                               1.00%          0.38%          0.00%         1.38%          N/A         1.38%
  AST Scudder Japan (3)                               1.00%          1.78%          0.00%         2.78%         1.03%        1.75%
  AST AIM International Equity                        0.86%          0.24%          0.06%         1.16%          N/A         1.16%
  AST Janus Overseas Growth                           1.00%          0.18%          0.01%         1.19%          N/A         1.19%
  AST American Century International Growth           1.00%          0.27%          0.00%         1.27%          N/A         1.27%
  AST MFS Global Equity (3)                           1.00%          0.87%          0.00%         1.87%         0.12%        1.75%
  AST Scudder Small-Cap Growth                        0.95%          0.16%          0.02%         1.13%          N/A         1.13%
  AST Federated Aggressive Growth (3)                 0.95%          6.27%          0.00%         7.22%         5.87%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.20%          0.00%         1.15%          N/A         1.15%
  AST Gabelli Small-Cap Value                         0.90%          0.21%          0.01%         1.12%          N/A         1.12%
  AST Janus Mid-Cap Growth                            1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.16%          0.03%         1.09%          N/A         1.09%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.18%          0.16%         1.24%          N/A         1.24%
  AST Alger All-Cap Growth(5)                         0.95%          0.24%          0.05%         1.24%          N/A         1.24%
  AST Gabelli All-Cap Value                           0.95%          0.64%          0.00%         1.59%         0.14%        1.45%
  AST Kinetics Internet (3)                           1.00%          4.34%          0.00%         5.34%         3.94%        1.40%
  AST T. Rowe Price Natural Resources                 0.90%          0.24%          0.06%         1.20%          N/A         1.20%
  AST Alliance Growth                                 0.90%          0.19%          0.07%         1.16%          N/A         1.16%
  AST MFS Growth (3)                                  0.90%          0.30%          0.00%         1.20%          N/A         1.20%
  AST Marsico Capital Growth                          0.90%          0.14%          0.02%         1.06%         0.02%        1.04%
  AST JanCap Growth                                   0.90%          0.13%          0.01%         1.04%         0.04%        1.00%
  AST Janus Strategic Value (3)                       1.00%          1.41%          0.00%         2.41%         1.06%        1.35%
  AST Alliance/Bernstein Growth + Value (4)           0.90%          0.24%          0.03%         1.17%          N/A         1.17%
  AST Sanford Bernstein Core Value (4)                0.75%          0.24%          0.03%         1.02%          N/A         1.02%
  AST Cohen & Steers Realty                           1.00%          0.22%          0.06%         1.28%          N/A         1.28%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.15%          0.16%         1.06%         0.01%        1.05%
  AST MFS Growth with Income (3)                      0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.17%          0.03%         0.95%         0.01%        0.94%
  AST AIM Balanced                                    0.73%          0.22%          0.00%         0.95%          N/A         0.95%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Global Bond                       0.80%          0.32%          0.00%         1.12%          N/A         1.12%
  AST Federated High Yield                            0.75%          0.21%          0.00%         0.96%          N/A         0.96%
  AST Lord Abbett Bond-Debenture (3)                  0.80%          2.27%          0.00%         3.07%         1.87%        1.20%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.22%          0.00%         0.87%          N/A         0.87%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.56%           0.00%        1.81%         0.25%        1.56%

Wells Fargo Variable Trust:
  Equity Income                                       0.70%          0.22%          0.25%         1.17%         0.17%        1.00%
  Equity Value                                        0.70%          0.62%          0.25%         1.57%         0.57%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.67%           0.00%         1.42%          N/A         1.42%
  Ursa                                                0.90%          0.69%           0.00%        1.59%          N/A         1.59%
  OTC                                                 0.75%          0.71%           0.00%        1.46%          N/A         1.46%

INVESCO Variable Investment Funds, Inc.:
  Technology                                           0.72%         0.30%           0.00%         1.02%          N/A         1.02%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%          N/A         1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%          N/A         1.09%
  Telecommunications                                   0.75%         0.31%           0.00%         1.06%          N/A         1.06%
  Dynamics                                             0.75%         0.34%           0.00%         1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.29%           0.00%         1.16%         0.15%        1.01%
  Omega                                                0.52%         0.16%           0.00%         0.68%          N/A         0.68%
  Special Equity                                       0.92%         0.25%           0.00%         1.17%         0.13%        1.04%

ProFund VP:
  Europe 30                                            0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  UltraSmall-Cap                                       0.75%         1.34%           0.25%         2.34%         0.29%        2.05%
  UltraOTC                                             0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  OTC (5)                                              0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear (5)                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus (5)                                        0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Biotechnology (5)                                    0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Energy (5)                                           0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Financial (5)                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Healthcare (5)                                       0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Real Estate (5)                                      0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Technology (5)                                       0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Telecommunications (5)                               0.75%         1.00%           0.25%         2.00%          N/A         2.00%
  Utilities (5)                                        0.75%         1.00%           0.25%         2.00%          N/A         2.00%

First Defined Portfolio Fund, LLC:
  First Trust® 10 Uncommon Values                     0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth (6)                0.85%          0.60%          0.25%         1.70%         0.06%        1.70%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The Investment  Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least April 30, 2002. The caption "Total Annual Fund Operating  Expenses"  reflects the Portfolios'  fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.
2        American Skandia Trust (the "Trust")  adopted a Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions  in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these commissions to promote the sale of shares of such  Portfolios.  While the brokerage  commission rates and amounts paid by the  various  Portfolios  are not  expected  to increase  as a result of the  Distribution  Plan,  the staff of the
     Securities and Exchange  Commission takes the position that commission  amounts  received under the Distribution  Plan should be reflected as  distribution  expenses of the  Portfolios.  The  Distribution  Fee  estimates  are derived and annualized  from data regarding  commission  amounts  directed to the affiliate  under the  Distribution  Plan for the fiscal year ended December 31, 2000.  Although  there are no maximum  amounts  allowable,  actual  commission  amounts directed  under the  Distribution  Plan will vary and the  amounts  directed  during the first full fiscal year of the
     Plan's operations may differ substantially from the annualized amounts listed in the above chart.
3        These Portfolios  commenced  operations on October 23, 2000.  "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
4        These  Portfolios  commenced  operations  on May 1, 2001.  "Other  Expenses"  and "12b-1  Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
5        These Portfolios  commenced  operations on January 22, 2001.  "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
6        This Portfolio  commenced  operations on April 15, 2001.  "Other Expenses" are based on estimated  amounts for the fiscal  year  ending  December  31,  2001 and  include a 0.15%  Administration  Fee.  The 0.06% fee waiver and expense reimbursement is currently in effect but may be eliminated.  Therefore,  the Expense Examples reflect the Total Annual
     Portfolio Operating Expenses, not the Net Annual Portfolio Operating Expenses.

Expense Examples

Below are examples  showing  what you would pay in expenses at the end of the stated time  periods had you invested  $1,000 in the Annuity and received a 5% annual  return on assets.  The examples  also assume you are a 70 year old male,  you have not used the Annuity's conversion feature, and you have chosen a ten-year Certain Period.

                  ---------------------------------------------------------------------------------------------
                                   SUB-ACCOUNT                      With Surrender        Without Surrender
                                                                -----------------------------------------------
                                                                  1 Year      3 Years     1 Year     3 Years
                                                                -----------------------------------------------
                  ----------------------------------------------
                  AST Founders Passport                             63          94          26         70
                  AST Scudder Japan                                 67          104         29         80
                  AST AIM International Equity                      61          88          23         64
                  AST Janus Overseas Growth                         61          89          24         65
                  AST American Century International Growth         62          91          25         67
                  AST MFS Global Equity                             67          104         29         80
                  AST Scudder Small Cap Growth                      61          87          23         63
                  AST Federated Aggressive Growth                   63          93          25         69
                  AST Goldman Sachs Small-Cap Value                 61          88          23         64
                  AST Gabelli Small-Cap Value                       61          87          23         63
                  AST Janus Mid-Cap Growth                          62          91          25         67
                  AST Neuberger Berman Mid-Cap Growth               60          86          23         62
                  AST Neuberger Berman Mid-Cap Value                62          90          24         66
                  AST Alger All-Cap Growth                          62          90          24         66
                  AST Gabelli All-Cap Value                         64          96          26         72
                  AST Kinetics Internet                             63          95          26         71
                  AST T. Rowe Price Natural Resources               61          89          24         65
                  AST Alliance Growth                               61          88          23         64
                  AST MFS Growth                                    61          89          24         65
                  AST Marsico Capital Growth                        60          85          22         61
                  AST JanCap Growth                                 59          84          22         60
                  AST Janus Strategic Value                         63          93          25         69
                  AST Alliance/Bernstein Growth + Value             61          89          24         64
                  AST Sanford Bernstein Core Value                  60          84          22         60
                  AST Cohen & Steers Realty                         62          91          25         67
                  AST Sanford Bernstein Managed Index 500           57          78          20         54
                  AST American Century Income & Growth              59          82          21         58
                  AST Alliance Growth and Income                    60          85          22         61
                  AST MFS Growth with Income                        62          90          24         66
                  AST INVESCO Equity Income                         59          82          21         58
                  AST AIM Balanced                                  59          83          21         58
                  AST American Century Strategic Balanced           60          87          23         63
                  AST T. Rowe Price Asset Allocation                60          86          23         62
                  AST T. Rowe Price Global Bond                     61          87          23         63
                  AST Federated High Yield Bond                     59          83          21         59
                  AST Lord Abbett Bond-Debenture                    61          89          24         65
                  AST PIMCO Total Return Bond                       58          79          20         55
                  AST PIMCO Limited Maturity Bond                   58          80          21         56
                  AST Money Market                                  55          73          18         49
                  ---------------------------------------------------------------------------------------------

                  ---------------------------------------------------------------------------------------------
                                   SUB-ACCOUNT                      With Surrender        Without Surrender
                                                                -----------------------------------------------
                                                                  1 Year      3 Years     1 Year     3 Years
                                                                -----------------------------------------------
                  ---------------------------------------------------------------------------------------------
                  Montgomery Emerging Market                        65          99          27         75

                  WFVT Equity Income                                59          84          22         60
                  WFVT Equity Value                                 59          84          22         60

                  Rydex Nova                                        63          95          26         71
                  Rydex Ursa                                        65          100         28         76
                  Rydex OTC                                         64          96          26         72

                  INVESCO VIF Technology                            60          84          22         60
                  INVESCO VIF Health Services                       60          86          23         62
                  INVESCO VIF Financial Services                    60          86          23         62
                  INVESCO VIF Telecommunications                    60          86          22         61
                  INVESCO VIF Dynamics                              60          86          23         62

                  Evergreen VA Global Leaders                       59          84          22         60
                  Evergreen VA Omega                                56          75          19         51
                  Evergreen VA Special Equity                       60          85          22         61

                  ProFund VP Europe 30                              67          104         29         80
                  ProFund VP UltraSmall-Cap                         70          112         32         88
                  ProFund VP Ultra OTC                              67          104         29         80
                  ProFund VP OTC                                    69          110         31         85
                  ProFund VP Bear                                   69          110         31         85
                  ProFund VP Bull Plus                              69          110         31         85
                  ProFund VP Biotechnology                          69          111         32         87
                  ProFund VP Energy                                 69          111         32         87
                  ProFund VP Financial                              69          111         32         87
                  ProFund VP Healthcare                             69          111         32         87
                  ProFund VP Real Estate                            69          111         32         87
                  ProFund VP Technology                             69          111         32         87
                  ProFund VP Telecommunications                     69          111         32         87
                  ProFund VP Utilities                              69          111         32         87

                  First Trust® 10 Uncommon Values                   63          94          26         70

                  SP Jennison International Growth                  66          103         29         79
                  ---------------------------------------------------------------------------------------------

Highlights

WHAT IS AN IMMEDIATE ANNUITY?

An immediate  annuity  begins making  periodic  payments to you within one year after the Issue Date.  This Annuity  begins making payments within 60 days of the Issue date.

WHAT IS A VARIABLE IMMEDIATE ANNUITY?

A variable  immediate  annuity is an immediate annuity where some or all of the benefits depend upon the performance of the
Sub-Accounts and you assume the investment risk of such investment performance.

HOW DOES THIS VARIABLE IMMEDIATE ANNUITY GENERALLY DIFFER FROM SYSTEMATIC WITHDRAWAL PROGRAMS?

This variable  immediate  annuity  offers a guarantee of income  payments for life, for a Certain  Period,  or for life and
Certain  Period.  This type of annuity  contract  is  designed to  transfer  to an  insurance  company  part of the risk of outliving  one's assets if a life payout  option is selected.  Generally,  the insurer  charges the purchaser for taking on this risk of this guarantee.  The difference  between this type of annuity contract and a systematic  withdrawal program is that this guarantee and the tax advantages provided is not available with a program of systematic withdrawals.

Investment Options

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable investment option is a Sub-Account of American Skandia Life Assurance  Corporation  Variable Account B (Class
7) (see  "What are  Separate  Accounts"  for more  detailed  information).  Each  Sub-Account  invests  exclusively  in one
Portfolio.  You should  carefully read the prospectus for any Portfolio in which you are  interested.  The following  chart classifies each of the Portfolios based on our assessment of their  investment  style (as of the date of this  Prospectus).
The chart also  provides  a  description  of each  Portfolio's  investment  objective  (in  italics)  and a short,  summary description  of their key policies to assist you in  determining  which  Portfolios  may be of interest to you. There is no guarantee that any underlying mutual fund portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each  Portfolio  appears next to the  description.  Those  Portfolios  whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  manager for American Skandia Trust is
American Skandia  Investment  Services,  Incorporated  ("ASISI"),  an affiliated  company of American Skandia.  However,  a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

Some of the  Portfolios  available  as  Sub-accounts  under the  Annuity  are  managed  by the same  portfolio  advisor  or sub-advisor as a retail mutual fund that the Portfolio may have been modeled after at the  Portfolio's  inception.  Certain retail  mutual  funds may also have been modeled  after a Portfolio.  While the  investment  objective  and policies of the funds may be substantially  similar,  the actual investments made by the funds will differ to varying degrees.  Differences in the  performance  of the funds can be expected and, in some cases,  could be  substantial.  Details about the investment objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual funds.

========================================================================================================================================
Effective  January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account  under the Annuity.  Owners of Contracts  issued on or before  January 18, 2000 may not allocate  additional  Account  Value or make  transfers  into the AST Janus
Small-Cap Growth Sub-account,  except that, Owners who had previously elected a bank drafting, dollar cost averaging,  asset allocation and/or rebalancing  program will be allowed to continue.  However,  no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Annuity,  except as noted below.  Owners of Contracts  issued on or before  February 29, 2000 with Account Value allocated to the AST Janus Overseas Growth
Sub-account  may continue to allocate  Account Value and make transfers into the AST Janus Overseas Growth  Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing programs.  Contracts issued on or after March 1, 2000 will not be allowed to allocate Account Value to the AST Janus Overseas Growth Sub-account.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.
========================================================================================================================================

===========================================================================================================================
Effective  March 16,  2001,  the Nova,  Ursa and OTC  portfolios  of Rydex  Variable  Trust  will no longer be  offered  as
Sub-accounts  under the  Annuity.  Owners of Annuity  contracts  issued on or after  March 16,  2001 will not be allowed to allocate Account Value to the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuity contracts  issued  before  March 16, 2001,  and/or  their  authorized  financial  professionals,  will no longer be able to allocate  additional  Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Contract
Owners and/or their authorized  financial  professionals who elect to transfer Account Value out of the Rydex  Sub-accounts on or after March 16,  2001 will not be allowed to  transfer  Account  Value into the Rydex  Sub-accounts  at a later date.
Bank drafting,  dollar cost averaging,  asset  allocation and  rebalancing  programs that were effective on or before March
16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes  involving the Rydex Sub-accounts may be made to such programs.
===========================================================================================================================

Please  refer to Appendix B for  certain  required  financial  information  related to the  historical  performance  of the
Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average       J. P. Morgan
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective  Investment Management
                    maturities of not more than 397 days.                                                                     Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to
       BOND         maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    government  bonds.  The Portfolio  will invest at least 65% of its total assets in bonds issued or guaranteed by the U.S. or foreign governments or their agencies and by foreign  authorities, provinces and municipalities.  Corporate bonds, mortgage- and asset-backed  securities may also be purchased.  The Sub-advisor  bases its investment  decisions on fundamental  market factors,
   GLOBAL BOND      currency trends,  and credit quality.  The Portfolio  generally  invests in countries where the      T. Rowe Price
                    combination of fixed-income returns and currency exchange rates appears attractive,  or, if the   International, Inc.
                    currency trend is  unfavorable,  where the  Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The  Portfolio  may also  invest  up to 20% of its  assets in the aggregate  in  below  investment-grade,  high-risk  bonds  ("junk  bonds").  In  addition,  the
                    Portfolio may invest up to 30% of its assets in mortgage-backed  (including  derivatives,  such as  collateralized  mortgage  obligations and stripped  mortgage  securities) and  asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.
     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
  EQUITY INCOME
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, high-quality  domestic  companies with  above-average  return potential based on current market
                    valuations and above-average  dividend income.  Under normal market  conditions,  the Portfolio    Wells Fargo Funds
                    invests at least 65% of its total assets in income  producing  equity  securities and in issues     Management, LLC
                    of companies with market capitalizations greater than the median of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
                    The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
                    stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
                    Portfolio's  assets  invested  in  securities  that are  selling at  reasonable  valuations  in     Management, L.P.
                    relation to their fundamental  business prospects.  The stocks that the Portfolio will normally
      GROWTH        invest in are those of seasoned  companies that are expected to show  above-average  growth and
        &           that the Sub-advisor believes are in sound financial condition.
      INCOME

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with Income:  seeks reasonable  current income and long-term  capital growth and income.  Under  normal  market  conditions,  the  Portfolio  invests  at least 65% of its total
      GROWTH        assets  in  common  stocks  and  related  securities,  such as  preferred  stocks,  convertible
        &           securities and depositary  receipts.  The stocks in which the Portfolio  invests generally will      Massachusetts
      INCOME        pay  dividends.  While the  Portfolio  may  invest in  companies  of any  size,  the  Portfolio    Financial Services
     (Cont.)        generally  focuses  on  companies  with  larger  market  capitalizations  that the  Sub-advisor         Company
                    believes have  sustainable  growth  prospects and  attractive  valuations  based on current and expected  earnings  or cash  flow.  The  Portfolio  may  invest up to 20% of its net  assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,      Cohen & Steers
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poors 500
                    Composite  Stock Price Index (the "S&P 500®")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common  stocks of companies  included in the S&P 500®.  In seeking to  outperform  the S&P 500, the  Sub-advisor  starts  with a  portfolio  of stocks  representative  of the  holdings of the
  MANAGED INDEX     index.  It then uses a set of fundamental  quantitative  criteria that are designed to indicate   Sanford C. Bernstein
                    whether a particular  stock will  predictably  perform  better or worse than the S&P 500. Based        & Co., LLC
                    on these  criteria,  the  Sub-advisor  determines  whether the  Portfolio  should  over-weight, under-weight or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the Sub-advisor also may determine that based on the quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the  Russell  1000 Index (the  "Russell  1000").  The Russell  1000 is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Alliance Capital
                    companies  primarily from the Russell 1000 Growth Index  constituting  approximately 50% of the     Management, L.P.
                    Portfolio's  net  assets and 35-50  companies  primarily  from the  Russell  1000  Value  Index
    LARGE CAP       constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
      EQUITY        rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of      Janus Capital
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products       Corporation
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.

    LARGE CAP
      EQUITY
     (Cont.)

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing
                    primarily in common stocks of larger,  more  established  companies.  In selecting  investments     Marsico Capital
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Management, LLC
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.

      ALL-CAP
      EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
                    smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.

  MID-CAP EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Omega:  seeks maximum capital growth.  The Portfolio  invests  primarily in common
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Evergreen Investment
                    capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the   Management Company,
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market           LLC
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the     (f/k/a Evergreen
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than  Investment Management
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead         Company)
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds –  Dynamics:  seek  capital  appreciation.  The  Portfolio
                    invests   primarily  in  common  stocks  of  mid-size  U.S.   companies  –  those  with  market
                    capitalizations  between $2 billion  and $15 billion at the time of purchase – but also has the flexibility to invest in other types of securities,  including  preferred  stocks,  convertible
                    securities  and bonds.  The core of the  Portfolio's  portfolio  is invested in  securities  of   INVESCO Funds Group,
                    established  companies  that are leaders in attractive  growth markets with a history of strong           Inc.
                    returns.  The  remainder of the  Portfolio  is invested in  securities  that show  accelerating growth,  driven by product cycles,  favorable  industry or sector  conditions and other factors that will lead to rapid sales and earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective by investing in a  diversified  portfolio  composed  primarily  of equity  securities  that are trading at low  price-to-earnings  ratios,  as measured  against the stock market as a whole or
                    against  the  individual  stock's  own price  history.  Under  normal  market  conditions,  the    Wells Fargo Funds
                    Portfolio  invests  primarily in common  stocks of both large,  well-established  companies and     Management, LLC
                    smaller  companies  with market  capitalization  exceeding $50 million at the time of purchase.
                    The Portfolio may also invest in debt  instruments that may be converted into the common stocks of both U.S. and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.

    SMALL CAP
      EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Small-Cap  Growth:  seeks capital  growth.  The  Portfolio  pursues its objective by normally  investing  at least  65% of its  total  assets in the  common  stocks of  small-sized
                    companies,  i.e.,  those that have market  capitalizations  of less than $1.5 billion or annual      Janus Capital
                    gross revenues of less than $500 million.                                                             Corporation
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Small-Cap  Growth (f/k/a AST Kemper  Small-Cap  Growth):  seeks maximum  growth of investors' capital from a portfolio  primarily of growth stocks of smaller companies.  At least
                    65% of the  Portfolio's  total assets  normally  will be invested in the equity  securities  of
                    smaller  companies,  i.e.,  those having a market  capitalization  of $2 billion or less at the      Zurich Scudder
                    time of  investment,  many of which  would be in the early  stages  of their  life  cycle.  The    Investments, Inc.
                    Portfolio seeks  attractive  areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Management Company,
                    principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's           LLC
                    investment  adviser  principally  chooses  companies which it expects will experience growth in     (f/k/a Meridian
                    earnings  and price,  and which have small market  capitalizations  (up to $1.5  billion).  The   Investment Company)
                    Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.
  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Evergreen Investment
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized   Management Company,
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the           LLC
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     (f/k/a Evergreen
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on     Asset Management
                    qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings          Corp.)
                    growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST AIM International  Equity:  seeks capital growth. The Portfolio seeks to meet its objective by investing,  normally,  at least 70% of its assets in marketable equity securities of foreign
                    companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign      A I M Capital
                    over-the-counter  market.  The Portfolio will normally  invest in a diversified  portfolio that     Management, Inc.
                    includes  companies  from at least  four  countries  outside  the  United  States,  emphasizing countries of Western Europe and the Pacific Basin.

  INTER-NATIONAL
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual
                    revenues  of  $1.5  billion  or  less.  These  securities  may  represent   companies  in  both
                    established  and  emerging  economies  throughout  the world.  At least 65% of the  Portfolio's      Founders Asset
                    total assets  normally will be invested in foreign  securities  representing a minimum of three      Management LLC
                    countries.  Foreign  securities  are  generally  considered  to involve more risk than those of
                    U.S.  companies,  and  securities of smaller  companies are generally  considered to be riskier than those of larger companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in common  stocks  of  issuers  from at least  five
                    different  countries,  excluding the United States.  Securities are generally  selected without      Janus Capital
                    regard to any defined allocation among countries,  geographic  regions or industry sectors,  or       Corporation
                    other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of      Scudder Kemper
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%    Investments, Inc.
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.

  INTER-NATIONAL
      EQUITY
     (Cont.)

                                                                                                                     -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily  investment  results that  correspond to the  performance  of the ProFunds Europe 30 Index.  The ProFunds Europe 30 Index,  created by ProFund  Advisors,  is
                    composed of 30 European  companies  whose  securities  are traded on U.S.  exchanges  or on the   ProFund Advisors LLC
                    NASDAQ as ADRs with the highest market capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in        Prudential
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large     Investments Fund
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Management, LLC/
                    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series – Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any     Montgomery Asset
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Management, LLC
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the  prospectus for the  Portfolios  for further  details about the risks of the particular  sector of the economy.  Each  ProFunds  VP sector  Portfolio  will  concentrate  its  investments  in a  particular  industry or group of  industries  to approximately the same extent the applicable Index is so concentrated.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign
                    companies  that  are  engaged  in  the  Internet  and  Internet-related  activities.  Portfolio      Kinetics Asset
                    securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the     Management, Inc.
                    development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer
      SECTOR        products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
                    invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior exploration programs and production facilities, and the potential to accumulate new resources.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds – Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities of companies  involved in the financial services sector.  These companies include,  among others,  banks (regional and  money-centers),
                    insurance  companies  (life,  property  and  casualty,  and  multiline),   and  investment  and   INVESCO Funds Group,
                    miscellaneous   industries   (asset  managers,   brokerage   firms,  and   government-sponsored           Inc.
                    agencies).  The investment  advisor seeks  companies  which it believes can grow their revenues and  earnings  in a variety of  interest  rate  environments  – although  securities  prices of financial services companies generally are interest rate-sensitive.

      SECTOR
     (Cont.)

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  –  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies, which have new products or are increasing their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds – Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's   INVESCO Funds Group,
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor           Inc.
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more volatile  technology  companies which the investment advisor believes to be emerging leaders in their fields.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds –  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities  of  companies  that are engaged in the design,  development,  manufacture,  distribution,  or  sale  of  communications  services  and
                    equipment,  and  companies  that are  involved  in  supplying  equipment  or  services  to such   INVESCO Funds Group,
                    companies.  The  telecommunications  sector includes  companies that offer telephone  services,           Inc.
                    wireless   communications,   satellite   communications,   television  and  movie  programming,
                    broadcasting  and Internet access.  Normally,  the Portfolio will invest primarily in companies located in at least three different  countries,  although U.S.  issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Biotechnology:  seeks  daily  investment  results  that  correspond  to the  daily performance  of the Dow Jones  U.S.  Biotechnology  Index  ("Index").  The Index  measures  the performance  of the  biotechnology  sector of the U.S.  equity  market.  The Portfolio  invests
                    primarily in equity  securities of, or in instruments that provide  exposure to,  biotechnology   ProFund Advisors LLC
                    companies engaged in genetic research,  and/or the marketing and development of recombinant DNA products.  Companies  represented in this sector may include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Energy:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Energy Sector Index  ("Index").  The Index measures the  performance of the
                    energy sector of the U.S. equity market.  The Portfolio  invests primarily in equity securities   ProFund Advisors LLC
                    of, or in instruments  that provide  exposure to, energy  companies  engaged in the business of oil equipment and services, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Financial:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Financial Sector Index ("Index").  The Index measures the performance of the financial  economic sector of the U.S. equity market.  The Portfolio  invests  primarily in equity  securities  of,  or  in  instruments  that  provide  exposure  to,  financial  services
                    companies,  including regional banks, major international banks, insurance companies, companies   ProFund Advisors LLC
                    that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing companies,  mortgage lenders,  investment  advisors,  savings and loans, savings banks, thrifts,  building  associations  and  societies,  credit  unions,  securities  broker-dealers, including investment banks and merchant banks, online brokers,  publicly traded stock exchanges and specialty finance companies.

      SECTOR
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Healthcare:   seeks  daily  investment   results  that  correspond  to  the  daily
                    performance of the Dow Jones U.S.  Healthcare  Sector Index  ("Index").  The Index measures the performance  of the  healthcare  sector  of the  U.S.  equity  market.  The  Portfolio  invests
                    primarily in equity  securities  of, or in  instruments  that provide  exposure to, health care   ProFund Advisors LLC
                    providers,  biotechnology  companies and  manufacturers of medical  supplies,  advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Real  Estate:  seeks  daily  investment  results  that  correspond  to  the  daily performance  of the Dow  Jones  U.S.  Real  Estate  Index  ("Index").  The Index  measures  the performance  of the real  estate  industry  sector of the U.S.  equity  market.  The  Portfolio
                    invests  primarily in equity  securities of, or in instruments  that provide exposure to, hotel   ProFund Advisors LLC
                    and resort  companies  and real estate  investment  trusts  (REITs) that invest in  apartments, office and retail properties.  REITs are passive  investment  vehicles that invest primarily in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Technology:  seeks daily investment results that correspond to the daily performance of the Dow Jones U.S.  Technology  Sector Index  ("Index").  The Index measures the performance of the technology  sector of the U.S. equity market.  The Portfolio invests primarily in equity
                    securities  of,  or in  instruments  that  provide  exposure  to,  companies  involved  in  the   ProFund Advisors LLC
                    development and production of technology  products,  including  computer hardware and software, telecommunications  equipment,  microcomputer  components,  integrated  computer  circuits  and office equipment utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Telecommunications:  seeks daily  investment  results that  correspond to the daily performance  of the Dow  Jones  U.S.  Telecommunications  Sector  Index  ("Index").  The  Index
                    measures the  performance  of the  telecommunications  sector of the U.S.  equity  market.  The
                    Portfolio  invests  primarily in equity  securities of, or in instruments that provide exposure   ProFund Advisors LLC
                    to,   telecommunications   companies   including   fixed  line   communications   and  wireless
                    communications.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Utilities:  seeks daily investment  results that correspond to the daily performance of the Dow Jones U.S.  Utilities Sector Index ("Index").  The Index measures the performance of
                    the utilities  sector of the U.S.  equity  market.  The Portfolio  invests  primarily in equity   ProFund Advisors LLC
                    securities  of, or in  instruments  that provide  exposure  to,  utility  companies,  including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The First Trust® 10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    First Trust® 10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  pursues its objective by investing  primarily in the ten common  stocks  selected by the  Investment  Policy  Committee  of  Lehman  Brothers  Inc.  ("Lehman  Brothers")  with  the
     STRATEGY       assistance  of the Research  Department  of Lehman  Brothers  which,  in their opinion have the   First Trust Advisors
                    greatest  potential for capital  appreciation  during the next year. The stocks included in the           L.P.
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP Bear, Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios and the Nova, Ursa and OTC portfolios of the Rydex Variable
Trust are  available to all Owners.  It is  recommended  that only those Owners who engage a financial  advisor to allocate  their funds in strategic or tactical asset allocation  strategies  invest in these  portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the daily  performance  of the S&P 500®  Index.  The S&P 500®Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500®  Index.  Conversely,  its value will  decrease in direct  proportion  to any daily increase in the level of the S&P 500® Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%)  the  daily  performance  of the S&P® 500  Index.  The S&P 500® Index is  comprised  of diverse,  widely  traded,  large  capitalization  companies.  If the Portfolio is successful in
                    meeting its  objective,  it should gain  approximately  one and a half times as much as the S&P   ProFund Advisors LLC
                    500®  Index  when the  prices of the  securities  in the S&P 500® Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC: seeks daily investment  results that correspond to the daily performance of the
                    NASDAQ  100  Index™.  The  NASDAQ 100 Index™ is  comprised  primarily  of large  capitalization
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in   ProFund Advisors LLC
                    meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in the daily value of the NASDAQ 100 Index™.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment  results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index™.  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index™  when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to twice (200%) the daily  performance  of the Russell  2000® Index.  The Portfolio principally  invests in futures contracts on stock indexes and options on futures contracts and
                    financial instruments such as equity caps, collars,  floors and options on securities and stock   ProFund Advisors LLC
                    indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000™ Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable  Trust – Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the  Rydex Global Advisers
                    Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
                    daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex  Variable  Trust  – OTC:  seeks  to  provide  investment  results  that  correspond  to a benchmark  for  over-the-counter  securities,  currently  the NASDAQ 100 Index™,  by  investing principally  in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other  instruments  whose performance is expected to correspond to that of the Index,  Rydex Global Advisers and may engage in futures and options  transactions.  If the Portfolio  meets its objective the  (f/k/a PADCO Advisors
                    value of its  shares  will tend to  increase  by the amount of the  increase  in the NASDAQ 100        II, Inc.)
                    Index™.  However,  when the value of the NASDAQ 100  Index™  declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index™.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust – Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures  Rydex Global Advisers contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities  (f/k/a PADCO Advisors
                    included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares        II, Inc.)
                    will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's®,"  "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,
Inc.  and have  been  licensed  for use by  American  Skandia  Investment  Services,  Incorporated.  The  Portfolio  is not
sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no  representation  regarding  the advisability of investing in the Portfolio.

The First Trust® 10 Uncommon Values portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").
Lehman  Brothers'  only  relationship  to First  Trust is the  licensing  of certain  trademarks  and trade names of Lehman
Brothers and of the "10 Uncommon  Values" which is determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First Trust® 10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the  ProFunds  VP,  other than the  licensing  of the Dow Jones  sector  indices and its service marks for use in connection  with the ProFunds VP. The ProFunds VP are not sponsored,  endorsed,  sold, or promoted by  Standard  & Poor's or  NASDAQ,  and  neither  Standard & Poor's nor  NASDAQ  makes any  representations  regarding  the advisability of investing in the ProFunds VP.

Fees and Charges

WHAT ARE THE ANNUITY FEES AND CHARGES?

Tax Charges:  Several states and some municipalities charge premium taxes or similar taxes on annuities.  The amount of tax will vary from  jurisdiction to jurisdiction  and is subject to change.  Currently,  the state tax charge ranges from 0% to
3 1/2%.  We will deduct the amount of any tax charge at the time your Premium is applied to the Annuity.

We may assess a charge against the Sub-Accounts equal to any taxes, which may be imposed upon the Separate Account.

Transfer Fee:  Currently,  you may make twenty (20) free transfers  between  Sub-Accounts each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each  Annuity  Year.  Transfers  made as part of a  rebalancing,  market timing or third party  investment  advisory  service  will be subject to the transfer  limit.  For a  description  of these programs  see "Do You Offer Any  Automatic  Rebalancing  Programs?"  However,  all  transfers  made on the same day will be treated as one (1)  transfer.  We may reduce the  number of free  transfers  allowable  each  Annuity  Year  (subject  to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic  means to  transmit  your  transfer requests.  We may eliminate the Transfer Free for transfer  requests  submitted  electronically or through other means that reduce our processing costs.

WHAT CHARGES ARE DEDUCTED BY THE SEPARATE ACCOUNT?

Insurance  Charge:  We deduct an Insurance  Charge daily  against the average daily assets  allocated to the  Sub-Accounts.
The charge is equal to 1.25% on an annual  basis.  The  Insurance  Charge is intended to  compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the risk that persons we guarantee Annuity Payments to will live longer than our  assumptions.  The charge also covers  administrative  costs  associated  with  providing  the Annuity benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees, as well as various related  expenses.  Finally,  the charge covers the risk that our assumptions about the  administrative and non-mortality  expenses under this Annuity are incorrect.  We may increase the portion of the
Insurance Charge for  administrative  costs.  However,  any increase will only apply to an Annuity issued after the date of the increase.

We may reduce also the  administrative  costs portion of the Insurance  Charge when an Annuity is sold to  individuals or a group of individuals in a manner that reduces our  administrative  expenses under the Annuity.  In reducing this portion of the charge we consider  among other things:  (a) the size and type of the group;  (b) the number of annuities  purchased by an Owner;  (c) the  amount of  Premium;  and/or  (d) other  transactions  where  administrative  expenses  are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the  administration  portion of the Insurance Charge.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not  assess any  charges  directly  against  the  Portfolios.  However,  each  Portfolio  charges a total  annual fee comprised of an investment  management  fee,  operating  expenses and any  distribution  and service  (12b-1) fees that may apply.  More  detailed  information  about fees and charges can be found in the  prospectuses  for the  Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

Purchasing Your Annuity

WHAT ARE THE REQUIREMENTS FOR PURCHASING THE ANNUITY?

Premium  Payment:  You must make a minimum Premium  payment of not less than $35,000.  We may allow a lower minimum Premium payment if the Annuity is purchased as a settlement  option or an  annuitization  option from a deferred  annuity or a life insurance policy issued by us.

Any Premium in excess of  $1,000,000  will require  approval of our home office  before  issuing the Annuity.  We may apply certain limitations and/or restrictions on the Annuity as a condition of our acceptance.

We may require certain information before we issue an Annuity,  including,  but not limited to, evidence satisfactory to us of the age of each Annuitant.

Once we agree to issue an Annuity,  we invest your Net Premium in the Annuity.  The Net Premium is your  Premium  minus any
Tax Charges that may apply. We apply the Net Premium based on your  instructions  for allocating your Income Base among one or more Sub-Accounts.

Age Restrictions:  If the Annuity is purchased with a life contingency  payout option,  the Annuitant(s) may not be greater than age 85 on the Issue Date. If there is more than one Annuitant  named,  the youngest  Annuitant may not be greater than age 85 on the Issue Date.  If a Certain  Period only is selected we currently  have no maximum issue age  restriction.  The
Issue Date age restriction does not apply to the Annuity when it is used as an  annuitization  or settlement  option from a deferred annuity or a life insurance policy issued by American Skandia.

Owner,  Annuitant,  and Beneficiary  Designations:  We require you to name the Owner(s),  Annuitant(s) and Beneficiary(ies)
for your Annuity.

|X|      Owner:  We assume the  Annuitant is also the Owner unless you indicate  otherwise.  Similarly,  if there are joint
       Annuitants,  we  assume  each  Annuitant  is a joint  Owner.  You may name  more  than one  Owner in which  case all ownership  rights are held  jointly.  You may name a contingent  Owner.  Ownership  rights pass to such a contingent
       Owner upon the death (or in the case of an entity,  the  dissolution) of the Owner.  Unless you indicate  otherwise, no rights pass to any contingent Owner until the death (or dissolution) of all Owners.

       All  ownership  rights pass to the  Beneficiary  as of the  Inheritance  Date unless you instruct us that  ownership should  remain with any then  surviving  Owners.  If ownership  rights vest in a  Beneficiary  and there is no prior irrevocable  contingent  Beneficiary  designation,  such  Beneficiary  may name a person or entity  to  receive  any remaining Annuity Payments yet to be paid subsequent to such Beneficiary's death.

|X|      Annuitant:  The  Annuitant  is the person to whom we agree to make  Annuity  Payments.  If we are to make  Annuity
       Payments  for  life,  we  makes  such  payments  only  during  the  life of the  Annuitant.  You may name one or two
       Annuitants.  The Annuitant  can be, but does not have to be, the Owner.  You must name an Annuitant who is a natural person.  The Annuitant designation cannot be changed once your Annuity is issued.

|X|      Beneficiary:  The Beneficiary(ies)  is/are the person(s) or entity(ies) you name to receive any remaining payments under the Annuity if there is any remaining Certain Period.  You may name one or more primary  Beneficiaries and one or more contingent  Beneficiaries.  Payments to your  Beneficiary(ies)  will be made in equal proportions unless you notify us otherwise.  We will make payment to a contingent  Beneficiary if the primary  Beneficiary  dies before the
       Inheritance  Date.  If no  Beneficiary  is  alive  as of the  Inheritance  Date  or you  do not  make a  Beneficiary designation,  any remaining Annuity Payments will be made to you or your estate.  Unless you indicate otherwise,  no rights  pass to any  contingent  Beneficiary  until the death (or  dissolution)  of all  Beneficiaries.  If  Annuity
       Payments are being made to a Beneficiary  and the  Beneficiary  has not named a person or entity to receive  Annuity
       Payments  during any remaining  Certain Period  subsequent to his or her death,  then such Annuity  Payments will be made to the  Beneficiary's  estate.  Beneficiary  designations  can be changed  unless the Owner  requests  that the designation be made irrevocable.

Your choice of Annuitant(s)  and  Beneficiary(ies)  can have  significant tax  implications.  You should seek competent tax advice on the income, estate and gift tax implications of your designations.

WHAT ARE MY PAYOUT OPTIONS?

We may offer this Annuity with four different payout options.

|X|      Life Only: Under this payout option,  we make Annuity  Payments as long as the Annuitant is living,  no matter how long that may be. The final payment will be the payment made  immediately  prior to the death of the  Annuitant.  No additional  payments would be made after the Annuitant  dies. It is possible that only one Annuity  Payment would be made under this payout option.  This would happen if the Annuitant  dies before the second Annuity  Payment Date. No full or partial surrenders are permitted if this option is selected.

|X|      Certain  Only:  Under this payout  option,  we guarantee to make  payments for a designated  number of years.  The number of years cannot be less than 5 or more than 50. If the Annuitant  dies prior to the last  guaranteed  Payment
       Date,  we will  continue  Annuity  Payments to the  Beneficiary  as they become due or pay the present  value of the remaining  guaranteed  payments in a lump sum to the Beneficiary when we receive due proof of the Annuitant's death.
       If payments under this option are available,  the present value of the remaining  guaranteed  payments is calculated as of the date we  receive  written  notice  of the  Annuitant's  death,  using the  Annuity's  Benchmark  Rate.  No additional  Annuity  Payments  will be made under this option after all the  guaranteed  payments have been made. If this option is selected,  full  surrenders may be made from the Annuity prior to the last  guaranteed  Payment Date.
       No partial surrenders are permitted if this option is selected.

|X|      Life with Certain  Period:  Under this payout  option,  we will make Annuity  Payments for a specified  period (no less than 5 or more than 50 years) or for the life of the Annuitant,  whichever is later.  The final payment will be the later of either  the last  guaranteed  Payment  Date or the  scheduled  Payment  Date  immediately  prior to the
       Annuitant's  death.  If the Annuitant dies prior to the last  guaranteed  Payment Date, we will make payments to the
       Beneficiary  when we  receive  due  proof of the  Annuitant's  death.  No  additional  payments  will be made if the
       Annuitant  dies after all  guaranteed  payments  have been made.  Full or partial  surrenders  are permitted if this option is selected.

|X|      Joint Life with  Certain  Period:  Under this payout  option we will  provide  Annuity  Payments  for a designated period  of years or for the  Annuitants  and  Joint  Annuitants  lifetimes,  whichever  is  later.  Full or  partial surrenders are permitted if this option is selected.

We may offer additional payout options in the future.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
(The right to return the Annuity is often referred to as the "Free-Look" right or "right to cancel.")

If after  purchasing  your  Annuity you change your mind and decide that you do not want it, you may return it to us within a certain  period of time known as a right to cancel  period.  Depending on the state in which you purchased  your Annuity, the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your  Annuity.  If you  exercise  your right to return the Annuity,  we will refund your Income Base,  plus any Tax Charges deducted.  This  amount may be higher or lower than your  original  Premium.  Certain  states  require  that we return your current  Income Base or the amount of your  initial  Premium,  whichever  is greater.  The same rule  applies to an Annuity that is  purchased  as an IRA. In those  states where we are required to return the greater of your Premium or Income Base, we will  allocate  your  Income  Base to the AST Money  Market  Sub-Account  during  the right to cancel  period  and for a reasonable  additional  amount  of time to  allow  for  delivery  of your  Annuity.  If you are  using  the  Annuity  as an annuitization or settlement  option from a deferred annuity or a life insurance policy issued by American  Skandia,  you do not have a right to cancel.

Managing Your Annuity

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN SUB-ACCOUNTS?

You may make  transfers  between  Sub-Accounts.  Transfers  are not subject to taxation.  We currently  limit the number of
Sub-Accounts  you can invest in at any one time to twenty  (20).  We may  require a minimum of $500 in any  Sub-Account  to which you  allocate  your Income  Base at the time of any  allocation  or  transfer.  If you  request a transfer  and, as a result of the transfer,  there would be less than $500 in the  Sub-Account,  we may transfer the  remaining  Income Base in the Sub-Account pro rata to the other investment options to which you transferred.

We may impose specific  restrictions on financial  transactions for certain Portfolios based on the Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer  involving the Rydex or ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any announced  closing of the  applicable  securities  exchange  (generally,
3:00 p.m.  Eastern time) to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions involving a Rydex or ProFunds VP Sub-account  will be extended to 1/2 hour prior to any announced  closing  (generally,  3:30
p.m.   Eastern  time)  for   transactions   submitted   electronically   through   American   Skandia's   Internet  website
(www.americanskandia.com).

We retain  the right to charge  $10.00  for each  transfer  after the  twentieth  (20th) in each  Annuity  Year,  including transfers  made as part of any  rebalancing,  market  timing or third  party  investment  advisory  service  which you have authorized.  All rebalancing  transfers made on the same day as part of an automatic  rebalancing program are considered as one transfer when counting the number of transfers  each year towards the maximum of 20 free  transfers.  We may reduce the number of free  transfers  allowable  each Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of  electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for transfer requests submitted electronically or through other means that reduce our processing costs.

We  reserve  the right to limit the number of  transfers  in any  Annuity  Year for all  existing  or new  Owners.  We also reserve the right to limit the number of transfers  in any Annuity  Year or to refuse any transfer  request for an Owner or certain Owners if: (a) we believe that excessive  trading or a specific  transfer request or group of transfer requests may have a detrimental  effect on the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares must be restricted  because of excessive  trading or a specific transfer or group of  transfers  is deemed to have a  detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario  where  either of the above could  occur would be if the  aggregate  amount of a trade or trades  represented  a  relatively  large  proportion  of  the  total  assets  of a  particular  Portfolio.  Under  such  a circumstance,  we will process  transfers  according to our rules then in effect and provide notice if the transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?

You may authorize  your  financial  representative  to decide on the  allocation of your Income Base and to make  financial transactions  between  investment  options while you are living,  subject to our rules.  However,  we can suspend or cancel these  privileges  at any time.  We will  notify you if we do. We may  restrict  the  available  investment  options if you authorize a financial  representative  to make  transfers for you. We do this so that no financial  representative  is in a position to control  transfers of large  amounts of money for multiple  clients into or out of any of the  Portfolios  that have expressed concern about movement of a large proportion of a Portfolio's assets.

We may also impose  specific  restrictions  on  financial  transactions  for certain  Portfolios  based on the  Portfolio's investment  restrictions.  As of the date of this Prospectus,  we have  established a different  "cut-off time" by which we must  receive  all  financial  transactions  for the  portfolios  of  Rydex  Variable  Trust  and  ProFunds  VP.  Financial
transactions  involving a Rydex or ProFunds VP  Sub-Account  must be received by us no later than one (1) hour prior to any announced  closing time of the applicable  securities  exchange  (generally 3:00 p.m.  Eastern time) to be processed on the current  Valuation Day. The "cut-off"  time for financial  transactions  involving a Rydex or ProFunds VP sub-account  will be extended to 1/2 hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions  submitted electronically  through  American  Skandia's  Internet  website  (www.americanskandia.com).  If you  request a  transaction involving the purchase or redemption of units in one of the Rydex or ProFunds VP  Sub-Accounts  after the  applicable  "cut off" time,  we will deem your  request as received  by us on the next  Valuation  Day.  You may be required to submit a new request on the following day.

We, or an affiliate of ours, may provide  administrative support to licensed,  registered financial  professionals who make transfers  on your  behalf.  These  financial  professionals  may be firms or  persons  who  also  are  appointed  by us as authorized  sellers of the  Annuity.  However,  we do not offer you advice  about how to  allocate  your Income  Base.  Any financial  professionals  you engage to provide  advice and/or make  transfers for you is not acting on our behalf.  We are not responsible for any recommendations  such financial  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?

Yes, we offer an automatic  rebalancing  program that can  periodically  reallocate your Income Base among the Sub-Accounts you choose. You can choose to have your Income Base rebalance  quarterly,  semi-annually,  or annually.  On the appropriate date, your  Sub-Accounts are rebalanced to the allocation  percentages you request.  If you request a transfer from or into any  Sub-Account  that is part of the automatic  rebalancing  program,  we will ask if you wish to change your  rebalancing percentages as well, and will  automatically  adjust the rebalancing  percentages in accordance  with the transfer  request unless we receive alternate instructions from you.

Access to Cash value

MAY I SURRENDER ALL OR PART OF MY ANNUITY?

Yes. As long as the  Annuitant  is alive,  you may  surrender  all of the Annuity for its Cash Value,  if any. You also may surrender a portion of your  Annuity (a minimum of $1,000 is  required)  if your  Annuity is payable for life and a Certain
Period or for a  Certain  Period,  as long as the  Annuitant  is alive  and the Cash  Value  remaining  after  the  partial surrender  is at least  $5,000.  The Cash  Value,  if any,  is always  less than the  Income  Base.  If you elect a partial surrender  of the  Annuity we will  apply the  surrender  pro-rata  among all  Sub-Accounts  where you are  invested.  Such partial surrender will reduce  proportionately  all the Annuity's Contract and Cash Values, but will not effect the Certain
Period.  We may request  evidence  satisfactory  to us that the  Annuitant  is alive and other  information  to process the surrender request (see "Requirements for Surrender").

When you make a full or partial  surrender of the Annuity the Cash Value is determined by  discounting  the value of future
Annuity  Payments.  This  procedure  functions  as a surrender  charge in  calculating  the Cash Value  payable to you. The applicable  discount rate used may be higher than the  Benchmark  Rate but currently is not more than 2%. The discount rate applicable to your Annuity may depend on whether  Annuity  Payments are payable for life,  the  Annuitant's  age and gender
(where  applicable),  or the length of the Certain Period.  The discount rate in effect on the Issue Date is not subject to change.

You may elect to return the Annuity during the Free-Look  period.  For additional  information  about  surrendering  during the Free-Look period, please refer to the section entitled "May I return the Annuity if I change my mind?"

WHAT IF MY CERTAIN PERIOD IS ZERO, MAY I STILL MAKE A FULL OR PARTIAL SURRENDER?

No.  If your Annuity has no Certain Period you may not make a full or partial surrender because there is no Cash Value.

Requirements for a Full or Partial Surrender:  We must receive at our Office:
|X|      a request in writing;
|X|      the Annuity; and
|X|      necessary representations in writing regarding tax withholding.

Annuity Benefits

WHAT ARE THE BENEFITS OF THIS ANNUITY?

This Annuity  provides that Annuity  Payments are payable for the life of the Annuitant,  for a Certain Period,  or for the life of the Annuitant and a Certain  Period.  This Annuity  terminates  when the Annuitant  dies, the Certain Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

HOW DO WE CALCULATE YOUR ANNUITY PAYMENT?

Any portion of your Premium  allocated to the  Sub-Accounts  will be used to purchase  Units.  We will determine the number of Units based on the Premium  reduced by any Tax Charge,  the length of any Certain  Period,  the payout option  selected, and the Unit Value of the  Sub-Accounts  you initially  selected on the Issue Date. The number of Units also will depend on the Annuitant's age and gender (where  permitted by law) if Annuity  Payments are due for the life of the Annuitant.  Other than to fund Annuity  Payments,  the number of Units  allocated  to each  Sub-Account  will not change  unless you transfer among the Sub-Accounts or make a withdrawal (if allowed).

We calculate your Annuity  Payment  Amount on each Monthly  Processing  Date by taking the number of Units  scheduled to be redeemed under the Schedule of Units in each  Sub-Account  and  multiplying  them by the Unit Value of each  Sub-Account on such date.  This  calculation is performed for each  Sub-Account,  and the sum of the Sub-Account  calculations  will equal the amount of your Annuity Payment Amount.

The Unit Value in a particular  Sub-Account  on any  Valuation  Day is equal to the Unit Value of that  Sub-Account  on the immediately  preceding  Valuation Day multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period multiplied by the daily factor for the Valuation Period.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date.  The initial  Annuity  Payment will be on a date of your choice of the 1st  through  the 28th day of the  calendar  month  following  the 30th day after the Issue Date of this
Annuity.  The Annuity Payment Date may not be changed after the Issue Date.

MAY I CONVERT ANNUITY PAYMENTS TO FIXED PAYMENTS?

Yes. You may convert to fixed  Annuity  Payments  but only after two (2) years from the  Annuity's  Issue Date.  Before any
Annuity  Payment Date after this period,  you may make an  irrevocable  election to convert to fixed Annuity  Payments.  If you elect fixed  payments,  on each Annuity Payment Date you will receive a fixed amount that will not vary with investment performance.  The value of these  payments  depends  on the Income  Base at the time of the  conversion,  the then  current
Certain  Period,  the  Annuitant's  age and gender  (where  permitted by law) if a life payout is selected,  and an assumed interest rate of not less than 3% per year. The subsequent  Annuity  Payment Amount may be greater than,  equal to, or less than the current  Annuity  Payment  Amount.  The Certain Period is not effected by conversion.  After you have elected this option under this Annuity you will not be permitted to make full or partial surrenders.

WHO RECEIVES THE ANNUITY PAYMENT?

We make  Annuity  Payments to the  Annuitant.  Subject to our rules,  we may accept your  instructions  to forward  Annuity
Payments to an alternate payee.

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the  Inheritance  Date,  if a Certain  Period  exists,  we will make  Annuity  Payments  to the  Beneficiary  for the remainder  of the Certain  Period.  As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee that  there  will be any  Certain  Period  after  the  date of  death,  which  means  there  may be no  amount  due for the
Beneficiary.  If there is no Certain Period as of the Inheritance Date, the Annuity terminates.

If the  Annuitant  dies before the Annuity  Date,  the Annuity will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

WHAT HAPPENS WHEN THE OWNER DIES?

If any Owner dies before the Annuity  Date,  the Annuity will end and the Cash Value will be payable to the  Beneficiary(s)
after we have received all of our requirements to make settlement.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If Annuity  Payments are to be paid to a  Beneficiary,  Annuity  Payments  will begin as of the next  Annuity  Payment Date following the  Inheritance  Date,  or the Cash Value can then be paid.  No amounts are payable to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence  satisfactory  to us of the  death of all  Annuitants  must be  provided before any amount becomes payable to a Beneficiary.

IF ANNUITY  PAYMENTS ARE TO BE PAID TO A BENEFICIARY,  WHAT DETERMINES THE ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL THE
ANNUITY PAYMENTS BE PAID TO THE BENEFICIARY?

We make  Annuity  Payments to the  Beneficiary  if a Certain  Only or a Life with  Certain  Period  payout  option has been selected.  We calculate the amount payable each month in the same manner before and after the  Inheritance  Date if Annuity
Payments are payable to the  Beneficiary.  Annuity  Payments  payable to  Beneficiary  are due over any  remaining  Certain
Period.  The Annuity terminates when the Certain Period ends.

If there is a Certain Period  remaining as of the  Inheritance  Date, the  Beneficiary  may elect to receive the Cash Value instead of Annuity  Payments if, before the Inheritance  Date, you did not elect, in writing,  to prohibit  commutation and all Beneficiaries  agree in writing to such  commutation.  All requirements that would otherwise apply for Annuity Payments payable for the benefit of the Beneficiary will apply before we pay a Cash Value as an alternative.

WHAT DOCUMENTATION IS REQUIRED TO RECEIVE ANNUITY PAYMENTS?

Requirements  for Annuity  Payments While the Annuitant is Alive: We must receive at our office  necessary  representations in writing  regarding tax  withholding.  We may also require,  from  time-to-time,  evidence in writing  satisfactory to us that the Annuitant is alive.  We may withhold  Annuity  Payments until we receive our  requirements  or until we receive in writing due proof  satisfactory to us of the Annuitant's  death.  Such withheld  Annuity Payments will be maintained in our general  account.  We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless  otherwise  required by law. Should we subsequently  receive the applicable  requirements,  we will pay the withheld
Annuity  Payments  plus any interest  credited in a lump sum for the benefit of the  applicable  payee (see  "Payments  and
Payees").

Requirements for Annuity Payments Payable to the Beneficiary:  We must receive at our Office:
(a) due proof  satisfactory  to us in writing of the death of all Annuitants  and, if applicable,  no Owner died before the
Annuity Date;
(b)  the Annuity; and
(c) all  representations,  in writing,  that we require or which are mandated by  applicable  law or regulation in relation to making payments to a Beneficiary, including any required in relation to tax withholding.

Once  Annuity  Payments  begin  to be paid to a  Beneficiary,  we may  require,  from  time-to-time,  evidence  in  writing satisfactory  to us that a natural  person  who is a  Beneficiary  is alive.  We may  withhold  Annuity  Payments  until we receive such  requirements,  or until we receive in writing due proof  satisfactory to us of such  Beneficiary's  death. We will credit  interest of at least 3% per year,  compounded  yearly,  on each  withheld  Annuity  Payment  unless  otherwise required by law.  Should we  subsequently  receive our  requirements,  we will pay the withheld  Annuity  Payments plus any interest credited in a lump sum for the benefit of  the applicable payee (see "Payments and Payees").

PAYMENTS AND PAYEES

The  payees of an  Annuity  Payment,  Cash  Value,  or a partial  or full  surrender  may  provide  us with an account at a financial  institution  to  which  we may  electronically  forward  such  payments.  Subject  to our  rules,  we may,  as a convenience,  forward a payment for an Annuitant,  Owner, or Beneficiary (or a person selected to receive remaining Annuity
Payments after such  Beneficiary's  death) to an account for the benefit of an alternate person or entity.  We must receive the  request to forward  payments  to such  alternate  person or entity in writing  from the person or entity that then has ownership rights.

We pay Annuity  Payments to the Annuitant  first  designated on any  application  unless you instruct us to forward Annuity
Payments  to any other  named  Annuitant.  We forward any partial or full  surrender  to the Owner  unless you  instruct us otherwise.

Before  the  Inheritance  Date,  we may split  Annuity  Payments  among all the  recipients  if  requested  by the Owner in writing.  We  reserve  the right to limit  the  number of  payees.  If a split  payment  has been  selected  and one of any several  joint  payees die but other joint payees  survive;  and we receive  proof  satisfactory  to us of such death,  any subsequent  Annuity  Payments will be split pro rata among accounts for the surviving  payees.  Such split Annuity Payments can be terminated by the Owner by forwarding a request to us in writing before the Inheritance Date.

Any amounts  due on or after the  Inheritance  Date will be split  among any named  Beneficiaries  in  accordance  with the
Beneficiary  designation.  However,  currently  we will not  accept  an  instruction  to pay part as a lump sum and part as
Annuity  Payments.  We will pay the lump sum and our liability  under the Annuity will terminate if no election is received in writing by us at our Office  before the  Inheritance  Date or if, as of the  Inheritance  Date,  multiple  Beneficiaries cannot agree as to whether amounts are to be received as Annuity Payments or a lump sum (assuming some amount is owed).

Tax Considerations

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?

Following is a brief summary of some of the federal tax  considerations  relating to this  Annuity.  Since the tax laws are complex and tax  consequences  are affected by your individual  circumstances,  this summary of our  interpretation  of the relevant tax laws is not  comprehensive  nor is it tax advice.  You may wish to consult a professional  tax advisor for tax advice.

TAXATION OF AMERICAN SKANDIA AND THE SEPARATE ACCOUNT?

The Separate  Account is taxed as part of American  Skandia which is taxed as a life insurance  company under  Subchapter L of the Code.  Accordingly,  the  Separate  Account  is not  separately  taxed as a  "regulated  investment  company"  under
Subchapter M of the Code.  Investment  income and any  realized  capital  gains on the assets of the  Separate  Account are reinvested  and are taken into account in  determining  the value of the Units.  As a result,  such  investment  income and realized capital gains are automatically applied to increase reserve under the Annuity.

Currently  no taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains earned by the Separate
Account with respect to the  Annuity.

HOW ARE IMMEDIATE ANNUITIES TREATED UNDER THE TAX CODE?

Section 72 of the Code  governs  the  taxation  of  annuities  in  general.  Taxation  of an  immediate  annuity is largely dependent upon whether it is used in a qualified  pension or profit sharing plan or other retirement  arrangement  eligible for special treatment under the Code.

Pursuant to Section 72(s) of the Code, an annuity must provide for certain required  distributions  after the date of death of any Owner.  In  addition,  pursuant  to Section  72(u) an  annuity  will be  considered  an  immediate  annuity if it is purchased  with a single  premium,  Annuity  Payments  commence  within  one year  from the date of the  purchase,  and the
Annuity  provides for a series of equal payments no less frequently than annually during the Inheritance  Period.  Based on our  understanding  of tax law, we believe that the Annuity meets these  requirements  and would be considered an immediate annuity for the federal income tax purposes except as otherwise  noted below under "Special  concerns  regarding  immediate annuities".

HOW ARE ANNUITY PAYMENTS TAXED?

Distributions  from an  annuity  are taxed as  ordinary  income  and not as  capital  gains.  Generally,  a portion of each
Annuity  Payment will be excluded from income as a return of investment in the contract,  until the entire  investment  has been returned.  Special rules apply if amounts paid in any year are less than the expected return of investment.

"Investment in the contract" is equal to the total Premium paid for the contract minus any previous distributions (or portions of distributions) from such contract that were not includible in gross income.  "Investment in the contract" may be affected by whether an annuity was purchased as part of a tax-free exchange of life insurance, endowment, or annuity contracts under Section 1035 of the Code.

The portion of each Annuity  Payment that  represents  "investment  in the contract" is excluded  from gross  income.  When
Annuity  Payments  cease  because of the death of the person  upon whose  life  payments  are based and,  as of the date of death,  the portion of Annuity  Payments  excluded from taxable income  pursuant to the exclusion ratio does not exceed the
"investment  in the  contract,"  then the  remaining  portion of  unrecovered  investment  is allowed as a deduction on the decedent's final income tax return in the tax year of such death.

HOW ARE DISTRIBUTIONS OTHER THAN ANNUITY PAYMENTS TAXED?

The portion of  distributions  considered  to be "amounts not received as an annuity,"  such as a full  surrender or a lump sum alternative  after the Annuitant's  death, in excess of any remaining  investment in the contract is treated as "income on the contract"  and  includible in gross income.  The amount of the  distribution  exceeding  "income on the contract" is not included in gross  income.  "Income on the contract"  for an annuity  would be computed by  subtracting  from the value of the  taxpayer's  "investment  in the  contract"  (which is an amount equal to total  payments for the contract  less any previous  distributions  or  portions  thereof  from such  contract  not  included  in gross  income).  "Investment  in the contract" may be affected by whether an annuity was purchased as part of a tax-free  exchange of life  insurance or annuity contracts  under  Section 1035 of the Code.  We believe  there is some  uncertainty  regarding  the manner in which the IRS would apply the Code and the regulations  thereunder to partial surrenders.  For reporting purposes,  we will treat partial surrenders as generally coming first from any "income on the contract".

We believe  that  "investment  on the  contract"  does not include  the Premium  paid for  "related  contracts"  under this
Annuity.  "Related  contracts"  mean  all  annuity  contracts  or  certificates  (other  than  certain  contracts  owned in connection  with a  tax-qualified  retirement  arrangement)  for which the taxpayer is the  beneficial  owner and which are issued by the same insurer within the same calendar year,  irrespective of the named  annuitants.  "Related  contracts" are treated as one annuity  contract when  determining the taxation of distributions  before  annuitization.  While it is clear that "related  contracts" include contracts prior to when annuity payments begin,  there is some uncertainty  regarding the manner in which the Internal  Revenue  Service  would view  "related  contracts"  when one or more  contracts are immediate annuities or are contracts that have been annuitized.  We do not believe "related  contracts"  include immediate  annuities or annuities for which annuity payments have begun. If "related  contracts"  include  immediate  annuities or annuities for which annuity payments have begun,  then "related  contracts" would have to be taken into  consideration in determining the taxable portion of each annuity payment (as outlined in the "How Are Annuity  Payments  Taxed?"  subsection  above) as well as in determining the taxable portion of distributions  from an annuity or any "related  contracts" before annuity payments have  begun.  The  Internal  Revenue  Service  has  not  issued  guidance  clarifying  this  issue  as of the  date of this
Prospectus.  We cannot  guarantee that immediate  annuities or annuities for which annuity payments have begun could not be deemed to be  "related  contracts".  You are  particularly  cautioned  to seek  advice  from your own tax  advisor  on this matter.

Special concerns  regarding  immediate  annuities:  The Internal Revenue Service has ruled that the 10% penalty  applicable to "non-qualified"  immediate  annuities will apply to annuity payments under a contract recognized as an immediate annuity under  state  insurance  law but not under  Section 72 (u) of the Code in an exchange  situation  where the Premium for the exchanged  contract was paid, or deemed to have been paid,  more than one year prior to the first annuity  payment  payable under the immediate  annuity;  and the annuity  payments under the immediate  annuity do not meet the  requirements  of any other exception to the 10% penalty.

We believe  Annuity  Payments  based on your life  expectancy  are not  subject to the 10%  penalty  because  they meet the substantially  equal payment exception under Section 72(q) (relating to non-qualified  contracts) or 72(t) (relating to tax qualified retirement plans or qualified contracts including individual  retirement  annuities).  If these types of programs provided by us and other insurance  companies are deemed by the Internal Revenue Code not to meet the  substantially  equal periodic  payments  exception in Section 72(q) or Section 72(t) of the Code and you do not meet any of the other exceptions under the Code,  you may be subject to the 10% penalty  described  above.  Generally,  Annuity  Payments  based on a period certain will not meet the substantially equal payment exception.

Distributions, other than Annuity Payments, from the Annuity may be subject to a penalty equal to 10% of the amount includible in gross income plus interest, unless an exception applies.  The penalty, if applicable, may apply to all previous distributions and Annuity Payments.

Special  rules in relation to tax-free  exchanges  under Section 1035:  Section 1035 of the Code permits  certain  tax-free exchanges  of a life  insurance,  annuity or  endowment  contract  for an annuity.  If the Annuity is  purchased  through a tax-free  exchange of a life  insurance,  annuity or endowment  contract that was purchased  prior to August 14, 1982, then any distributions other than as annuity payments will be considered to come:

|X|      First,  from the amount of any remaining  "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the contract"  that is  attributable  to the Premium  payments made prior to August 14,
       1982 (including income on such original Premium after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the remaining "investment in the contract."

Therefore,  to the extent a  distribution  is equal to or less than the  "investment  in the contract" made prior to August
14, 1982,  such amounts are not included in taxable  income.  Further,  distributions  received that are considered to be a return of  investment  on the contract from Premium made prior to August 14, 1982,  such  distributions  are not subject to the 10% tax penalty.  In all other  respects,  the general  provisions of the Code apply to  distributions  from  annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding current  taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2  withdrawals.  The IRS has 1/2 reserved the right to treat  transactions  it considers  abusive as  ineligible  for this  favorable  partial 1035 exchange treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early  withdrawals  or  annuitizations  after a partial  exchange.  In  addition,  it is  unclear  how the IRS will treat a partial exchange from a life insurance,  endowment,  or annuity contract into an immediate annuity.  As of the date of this prospectus,  we will treat a partial  surrender of this type  involving a  non-qualified  annuity  contract as a "tax-free"
exchange for future tax reporting  purposes,  except to the extent that we, as a reporting and withholding  agent,  believe that we would be expected to deem the  transaction  to be abusive.  However,  some  insurance  companies  may not recognize these partial  surrenders  as tax-free  exchanges  and may report them as taxable  distributions  to the extent of any gain distributed as well as subjecting the taxable portion of the  distribution to the 10% IRS early  distribution  penalty.  We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

While the principles  expressed in the Conway decision appear  applicable to partial  exchanges from life insurance,  there is no guidance from the Internal  Revenue  Service as to whether it concurs with  non-recognition  treatment  under Section
1035 of the Code for such  transactions.  We will  continue to report a partial  surrender  of a life  insurance  policy as subject to current  taxation to the extent of any gain.  In  addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  for the  remaining  life  insurance  policy,  particularly  as to the subsequent  methods to be used to test for  compliance  under the Code for both the  definition  of life  insurance and the definition of a modified endowment contract.

ARE THERE TAX CONSIDERATIONS FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?

There are various  types of  tax-qualified  retirement  plans and  qualified  assets for which the Annuity may be suitable.
Generally,  this  Annuity  may be useful to meet  income  obligations  under  such  plans and  arrangements,  or for taking distributions,  because of the  benefits  provided by the Annuity  and  because  the Annuity is a single  premium  product.
Therefore,  in many cases,  using the Annuity in conjunction with a qualified plan or arrangement may require a transfer or
"roll over" from an existing  qualified plan or  arrangement.  Before  purchasing the Annuity for use with a qualified plan or arrangement,  you should obtain  competent tax advice about the tax treatment and the suitability of such an investment.
American  Skandia  does not  offer  the  Annuity  in  connection  with all  types of  tax-qualified  retirement  plans  and arrangements.

Corporate  Pension  and  Profit-sharing  Plans:  The  Annuity may be used to fund  employee  benefits of various  corporate pension  and  profit-sharing  plans  established  by  corporate  employers  under  Sections  401(a) and 401(k) of the Code.
Contributions to such plans are not taxable to the employee until distributions are made from the retirement plan.

H.R.  10  Plans:  The  Annuity  may  also be used to  fund  benefits  of  retirement  plans  established  by  self-employed individuals for themselves and their employees.  These are commonly known as "H.R. 10 Plans" or "Keogh Plans".

Tax  Sheltered  Annuities:  Under  Section  403(b) of the Code a tax  sheltered  annuity  ("TSA") is a contract  into which contributions may be made by certain qualifying  employers such as public schools and certain  charitable,  educational and scientific  organizations  specified in Section  501(c)(3) for the benefit of their employees.  Such  contributions are not taxable to the employee until distributions are made from the TSA. We do not permit loans from a TSA.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental  and certain other tax exempt  employers  for their  employees  may invest in  annuity  contracts.  The Code  limits  contributions  and distributions, and imposes eligibility requirements as well.

Individual  Retirement  Programs or "IRA":  Section 408 of the Code allows  eligible  individuals  to maintain an IRA.  The
Annuity may be used to receive  "roll-over"  distributions from certain  tax-qualified  retirement plans and maintain their tax-deferral.

Roth IRAs:  A form of IRA is also available called a "Roth IRA".  Contributions to a Roth IRA are not tax deductible.

SEP IRAs:  Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?

Distributions  from  qualified  annuities are subject to a penalty  equal to 10% of the amount  includible in gross income, unless an exception  applies.  We believe that the exception for  substantially  equal  periodic  payments noted in Section
72(t)(2)(A)(iv)  of the Code  applies to Annuity  Payments  based on your life  expectancyas  noted above,  under  "Special concerns  regarding  immediate  annuities."  We also  believe  that the  penalty  does not  apply to any lump sum paid to a
Beneficiary  under a  qualified  annuity.  Generally,  Annuity  Payments  based  on a  period  certain  will  not  meet the substantially equal periodic payments exception.

Distributions,  other than  Annuity  Payments,  from a qualified  annuity  may be subject to a penalty  equal to 10% of the amount includible in gross income plus interest,  unless an exception  applies.  The penalty,  if applicable,  may apply to all previous distributions and Annuity Payments.

If  required  by law or  regulation,  once each  calendar  year,  we will  determine  whether an amount in addition to your
Annuity  Payment Amount is payable.  We do this so that your Annuity may satisfy the required  minimum  distribution  rules pursuant to Section  401(a)(9) of the Code. If we determine that an additional  amount is payable,  the additional  payment amount will be  calculated  based on the Income  Base.  Units of the Income  Base will be  redeemed to fund the  additional payment amount.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h)  of the Code  provides  that a  variable  annuity  contract,  in order to  qualify  as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of insurance  companies).  If the diversification  requirements under the Code are not met and the annuity is not treated as an annuity,  the taxpayer  will be subject to income tax on the annual gain in the  contract.  We believe the Portfolios should comply with the terms of these regulations.

Transfers Between  Sub-Accounts:  Transfers between  Sub-Accounts are not subject to taxation.  The Treasury Department may promulgate  guidelines  under which a variable  annuity  will not be treated as an annuity for tax purposes if persons with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  It is unclear whether such guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also unclear what effect,  if any, such guidelines may have on transfers  between the Sub-Accounts  offered  pursuant to this Prospectus.  We will take any action, including modifications to your Annuity or the Sub-Accounts, required to comply with such guidelines if promulgated.

Federal Income Tax  Withholding:  Section 3405 of the Code provides for Federal income tax  withholding on the portion of a distribution  which is includible in the gross income of the  recipient.  Amounts to be withheld  depend upon the nature of the  distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  including rollovers,  from most Qualified  Contracts,  may be subject to automatic 20% withholding for Federal income taxes.  This will not apply to:
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions made as substantially  equal periodic payments for the life or life expectancy of the participant in the retirement plan or the life or life expectancy of such  participant  and his or her designated  beneficiary  under such plan (all Annuity Payments before the Inheritance Date meet this exception); and
|X|      certain other distributions where automatic 20% withholding may not apply.

Estate and Gift Tax  Considerations:  You should  obtain  competent  tax advice with respect to possible  Federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code certain taxes may be due when all or part of an annuity is transferred  to, or a death  benefit  is  paid  to,  an  individual  two or  more  generations  younger  than  the  contract  holder.  These generation-skipping  transfers  generally include those subject to federal estate or gift tax rules.  There is an aggregate
$1 million  exemption  from taxes for all such  transfers.  We may be  required to  determine  whether a  transaction  is a direct  skip as defined in the Code and the amount of the  resulting  tax.  We will  deduct  from your  Annuity or from any applicable payment treated as a direct skip any amount of tax we are required to pay.

General Information

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.
You should  therefore give us prompt notice of any address  change.  We reserve the right,  to the extent  permitted by law and subject to your prior  consent,  to provide any  prospectus,  prospectus  supplements,  confirmations,  statements  and reports required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any  other  electronic  means,  including  diskettes  or CD ROMs.  We send a  confirmation  statement  to you  each  time a transaction  is made  affecting  Income  Base,  transfers,  or  withdrawals.  We send  monthly  statements  reflecting  the processing  done each Annuity Payment Date except after any conversion to fixed  payments.  Before any conversion,  we also send periodic  statements  detailing  the activity  affecting  your Annuity  during the calendar  quarter.  You may request additional  reports.  We reserve  the right to charge up to $50 for each such  additional  report.  You  should  review the information in these statements carefully.

All errors or  corrections  must be reported to us at our home office as soon as possible to assure  proper  accounting  to your Annuity.  For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the  confirmation.  For  transactions  that are only confirmed on the periodic  statements,  we assume  all  transactions  are  accurate  unless  you  notify us within 10 days from the date you receive the quarterly  statement.  All transactions  confirmed  immediately or by periodic  statement are deemed conclusive after the  applicable  10-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable financial  statements,  as of  December 31 and June 30,  respectively,  to Owners or,  with your prior  consent,  make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?

American  Skandia  Life  Assurance  Corporation  ("American  Skandia")  is a stock  life  insurance  company  domiciled  in
Connecticut  with licenses in all 50 states and the District of Columbia.  American  Skandia is a  wholly-owned  subsidiary of American Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to  broker-dealers  and financial  planners  through an internal field  marketing  staff. In addition,
American  Skandia  markets  through  and in  conjunction  with  financial  institutions  such as banks  that are  permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the business of issuing variable  annuity and variable life insurance  contracts.  American Skandia currently  offers the  following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred annuities that are registered  with the SEC; (b) certain other fixed  deferred  annuities that are not registered  with the
SEC; (c) certain group variable  annuities that are exempt from  registration  with the SEC that serve as funding  vehicles for various types of qualified  pension and profit sharing plans;  (d) a single premium variable life insurance policy that is registered  with the SEC; (e) a flexible  premium life  insurance  policy that is registered  with the SEC; and (f) both fixed and variable immediate adjustable annuities.

WHAT ARE SEPARATE ACCOUNTS?

The assets supporting our obligations  under the Annuities are held in separate accounts  established under the laws of the
State of  Connecticut.  We are the  legal  owner of  assets in the  separate  accounts.  Assets  supporting  fixed  annuity payments  after a  conversion  are held in our general  account.  Income,  gains and losses from assets  allocated to these separate  accounts are credited to or charged against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These  assets may only be charged with  liabilities which  arise  from the  annuity  contracts  issued by  American  Skandia  Life  Assurance  Corporation.  The  amount of our obligation in relation to allocations to the  Sub-Accounts  is based on the  investment  performance of such  Sub-Accounts.
However, the obligations themselves are our general corporate obligations.

Separate Account B

The  assets  supporting  obligations  based  on  allocations  to the  variable  investment  options  are  held  in  Class 7
Sub-Accounts  of American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account
B".  Separate  Account B consists of multiple  Sub-Accounts.  The name of each  Sub-Account  generally  corresponds  to the name of the  underlying  Portfolio.  The names of each  Sub-Account  are shown in the Statement of Additional  Information.
Separate  Account B was  established  by us pursuant to  Connecticut  law.  Separate  Account B also holds  assets of other annuities  issued by us with values and benefits that vary according to the investment  performance of Separate  Account B.
The  Sub-Accounts  offered  pursuant to this  Prospectus  are Class 7  Sub-Accounts  of  Separate  Account B. Each class of
Sub-Account  in Separate  Account B has a different  level of charges  assessed  against such  Sub-Accounts.  You will find additional information about these Portfolios in the prospectuses for such funds.

Separate  Account B is registered  with the SEC under the Investment  Company Act of 1940  ("Investment  Company Act") as a
unit  investment  trust,  which is a type of investment  company.  This does not involve any  supervision by the SEC of the investment policies, management or practices of Separate Account B.  Each Sub-Account invests only in a Portfolio.

Values and benefits based on allocations to the Sub-Accounts  will vary with the investment  performance of the Portfolios, as  applicable.  We do not  guarantee  the  investment  results of any  Sub-Account.  Your  Income  Base  allocated  to the
Sub-Accounts may increase or decrease.  You bear the entire investment risk.

MODIFICATION

We reserve the right to do any or all of the  following:  (a) combine a Sub-Account  with other  Sub-Accounts;  (b) combine
Separate  Account B or a portion  thereof  with  other  separate  accounts;  (c)  deregister  Separate  Account B under the
Investment  Company Act of 1940; (d) operate  Separate  Account B as a management  investment  company under the Investment
Company Act of 1940 or in any other form  permitted by law; (e) make changes  required by any change in the  Securities Act of 1933,  the Exchange Act of 1934 or the  Investment  Company Act of 1940; (f) make changes that are necessary to maintain the tax status of the  Annuity  under the  Internal  Revenue  Code;  and (g) make  changes  required by any change in other
Federal or state laws relating to immediate  annuities;  and (h) discontinue offering any variable investment option at any time.

Also,  from time to time, we may make  additional  Sub-Accounts  available to new Annuity  purchasers.  These  Sub-Accounts will invest in Portfolios  we believe to be suitable for the Annuity.  We may or may not make a new  Sub-Account  available to invest in any new Portfolio should such a Portfolio be made available to Separate Account B.

We may eliminate  Sub-Accounts,  combine two or more  Sub-Accounts  or substitute one or more new Portfolios for the one in which a Sub-Account  is invested.  Substitutions  may be necessary if we believe a Portfolio no longer suits the purpose of the  Annuity.  This may  happen  due to a change  in laws or  regulations,  or a change  in the  investment  objectives  or restrictions  of a Portfolio,  or because the Portfolio is no longer  available for  investment,  or for some other reason.
We would obtain prior  approval  from the  insurance  department  of our state of domicile,  if so required by law,  before making such a  substitution,  deletion or addition.  We also would obtain prior  approval  from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer  assets of the Separate  Account,  which we determine to be  associated  with the class of contracts to which your Annuity belongs,  to another separate  account.  We notify you and any payee of any modification to the Annuity.  We may endorse the Annuity to reflect the change.

WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?

Each  Portfolio is registered as an open-end  management  investment  company under the Investment  Company Act.  Shares of the  Portfolios are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS

We are the legal owner of the shares of the Portfolios in which the  Sub-Accounts  invest.  However,  under SEC rules,  you have  voting  rights in  relation  to Income  Base  maintained  in the  Sub-Accounts.  If a  Portfolio  requests  a vote of shareholders,  we will vote our shares in the manner  directed by Owners with Income Base  allocated  to that  Sub-Account.
Owners  have the  right to vote an amount  equal to the  number of shares  attributable  to their  contracts.  If we do not receive voting  instructions in relation to certain shares,  we will vote those shares in the same manner and proportion as the shares for which we have  received  instructions.  We will  furnish  those  Owners who have Income Base  allocated to a
Sub-Account  whose Portfolio has requested a "proxy" vote with the necessary  forms to provide us with their  instructions.
Generally,  you  will be  asked  to  provide  instructions  for us to vote on  matters  such as  changes  in a  fundamental investment  strategy,  adoption  of a new  investment  advisory  agreement,  or matters  relating to the  structure  of the
Portfolio that require a vote of shareholders.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of
Trustees of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements,  without obtaining  shareholder  approval  of the  changes.  This  exemption  (which  is  similar  to  exemptions  granted  to other investment  companies  that are  organized  in a similar  manner as the Trust) is  intended  to  facilitate  the  efficient supervision  and management of the  sub-advisors by ASISI and the Trustees.  The Trust is required,  under the terms of the exemption, to provide certain information to shareholders following these types of changes.

MATERIAL CONFLICTS

It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products.  Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer.  Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products.  If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict.  "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our affiliates have entered into agreements with the investment  adviser or distributor of many of the underlying  Portfolios.  Under  the  terms of these  agreements,  American  Skandia  provides  administrative  and  support services  to the  Portfolios  for  which a fee is paid  that is  generally  based on a  percentage  of the  average  assets allocated to the  Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the expected cost savings  resulting from the arrangement.  These  agreements may be different for each underlying  mutual fund whose portfolios are offered as Sub-accounts.

TRANSFERS, ASSIGNMENTS OR PLEDGES

Generally,  vested  rights in an Annuity may be  transferred,  assigned or pledged  for loans at any time.  However,  these rights  may be  limited  depending  on the use of the  Annuity.  Generally,  transfers,  assignments  or pledges to another person or entity may occur at any time prior to the death of the last  surviving  Annuitant.  We generally  will not accept transfers,  assignments  or pledges  after such death.  You must request a transfer or provide us a copy of the  assignment in  writing.  A transfer  or  assignment  is subject to our  acceptance.  Prior to receipt of this  notice,  we will not be deemed  to know of or be  obligated  under  any  assignment  prior to our  receipt  and  acceptance  thereof.  We assume no responsibility for the validity or sufficiency of any assignment.

DEFERRAL OF TRANSACTIONS

We may defer  payment of  proceeds  of any  distribution  before the  exercise  of the  conversion  right for which we have received all our  requirements  for a period not to exceed 7 calendar days from the date the  transaction  is effected.  We may defer any payment from the general account of proceeds of any  distribution  after the exercise of the conversion right for a period not to exceed the lesser of 6 months or the period permitted by law.

All procedures,  including  payment,  based on the valuation of the Sub-Accounts  may be postponed  during the period:  (1)
the New York Stock  Exchange  is closed  (other  than  customary  holidays  or  weekends)  or trading on the New York Stock
Exchange  is  restricted  as  determined  by the  SEC;  (2) the SEC  permits  postponement  and so  orders;  or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?

American Skandia Marketing,  Incorporated ("ASM"), a wholly-owned  subsidiary of American Skandia, Inc., is the distributor and principal  underwriter of the securities  offered through this  prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and both American Skandia Trust and American  Skandia Advisor Funds,  Inc., a
family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of the brokerage  commissions  incurred in connection with purchases and sales of securities held by the portfolios of AST offered as underlying investment options under this Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer under the  Securities  Exchange Act of 1934  ("Exchange  Act") and is a member of the National  Association  of  Securities
Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers who are  registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.
Applications for the Annuity are solicited by registered  representatives  of those firms. Such  representatives  will also be our  appointed  insurance  agents  under  state  insurance  law.  In  addition,  ASM may offer the  Annuity  directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according to one or more schedules.  The individual  representative will  receive a portion of the  compensation,  depending on the practice of the firm.  Commissions  and other  compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In  addition,  firms may  receive  separate  compensation  or  reimbursement  for,  among other  things,  training of sales personnel,  marketing  or other  services  they  provide to us or our  affiliates.  We or ASM may enter  into  compensation arrangements  with certain firms.  These  arrangements  will not be offered to all firms and the terms of such arrangements may differ  between firms.  Any such  compensation  will be paid by us or ASM and will not result in any additional  charge to you.  To the extent  permitted  by NASD rules and other  applicable  laws and  regulations,  ASM may pay or allow  other promotional incentives or payments in the form of cash or other compensation.

PERFORMANCE RELATED INFORMATION

We may advertise  certain  information  regarding the performance of the  Sub-Accounts  based on SEC standards.  Details on how we calculate  performance for the Sub-Accounts are found in the Statement of Additional  Information.  This information may help you review the  performance of the investment  options and provide a basis for  comparison  with other  annuities.
It may be less  useful  when  comparing  the  performance  of the  investment  options  with other  savings  or  investment vehicles.  Such other  investments may not provide some of the benefits of annuities,  or may not be designed for long-term investment  purposes.  Additionally  other savings or investment  vehicles may not be receive the  beneficial tax treatment given to annuities under the Code.

If a Sub-Account  advertises its  standardized  total return,  it will usually be calculated for one year, five years,  and then ten years or some other relevant  periods if the Sub-Account  has not been in existence for at least ten years.  Total return is measured by comparing the value of an investment in the  Sub-Account  at the beginning of the relevant  period to the value of the investment at the end of the period.

If a Sub-Account  advertises  non-standard  total returns that pre-date the inception date of the Separate  Account,  these non-standard  total returns are  calculated by assuming that the  Sub-Accounts  have been in existence for the same periods as the Portfolios and by taking deductions for all charges equal to those currently assessed against the Sub-Accounts.

Information  regarding  performance  of the Portfolios  may provide a partial basis for  comparison  with other  annuities.
However,  when making such a  comparison,  you should note whether such other  annuities  provide  guarantees  and features similar to or different from those provided  pursuant to the Annuities.  Such  information may only be partially  useful in comparing  Annuities to other  products or investment  programs  designed to provide  periodic  income.  In making any such comparisons,  you should not only compare  features and benefits,  but should also compare risks,  charges,  tax treatment, and treatment of such vehicles for other purposes,  such as eligibility for governmental  assistance programs,  bankruptcy, communal property, etc.

These  performance  measures  may have only limited use when  comparing  the  performance  of the  investment  options with savings or investment  vehicles  designed for accumulation of wealth,  rather than for immediate and on-going income.  Such vehicles  may not provide  some of the  benefits  of  immediate  annuities,  or may not be  designed  for income  purposes.
Additionally,  such savings or investment  vehicles may not be treated like immediate  annuities under the Internal Revenue
Code.

Performance  information  on the  investment  options  is based on past  performance  only and is no  indication  of future performance.  Actual performance will depend on the type, quality and, for some of the investment  options,  the maturities of the  investments  held by the Portfolios  and upon  prevailing  market  conditions and the response of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the  expenses of the  Portfolios.  Such  changes are reflected,  in turn,  in the  investment  options  which  invest in such  Portfolios.  In  addition,  the amount of charges assessed against each investment option will affect performance.

Some of the Portfolios existed prior to the inception of these  Sub-Accounts.  Performance quoted in advertising  regarding such  Sub-Accounts  may indicate  periods  during which the  Sub-Accounts  have been in existence  but prior to the initial offering of the Annuities,  or periods during which the Portfolios have been in existence,  but the Sub-Accounts  have not.
Such hypothetical  performance is calculated using the same assumptions  employed in calculating  actual  performance since inception of the Sub-Accounts.

Advertisements  we distribute may also compare the  performance of our  Sub-Accounts  with:  (a) certain  unmanaged  market indices,  including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the
Shearson Lehman Bond Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of
Europe,  Asia and Far East Funds,  and the Morgan Stanley Capital  International  World Index;  and/or (b) other management investment  companies with investment  objectives similar to the mutual fund or portfolio underlying the Sub-Accounts being compared.  This may include the  performance  ranking  assigned by various  publications,  including but not limited to the
Wall Street Journal,  Forbes,  Fortune, Money, Barron's,  Business Week, USA Today and statistical services,  including but not limited to Lipper Analytical  Services Mutual Funds Survey,  Lipper Annuity and Closed End Survey, the Variable Annuity
Research Data Survey, SEI, the Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings and/or ratings by independent  financial  ratings services.  Such  rankings  may help you in  evaluating  our ability to meet our  obligations  in  relation to paying  fixed
Annuity Payments,  guarantee a minimum level of Annuity  Payments,  or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

Illustrations:  You may be provided a hypothetical  illustration of how an Annuity may perform,  based on your age, gender, a proposed  Premium,  etc. WE DO NOT GUARANTEE THAT ANY ANNUITY WILL PERFORM AS ILLUSTRATED.  Any such  illustration is not valid unless preceded by or accompanied by this  Prospectus.  No  illustration is valid unless it includes  examples of how the  Annuity  would  perform  assuming  Net  Investment  Performance  both at a rate of zero and at the  Benchmark  Rate in addition  to any  examples  assuming  some other  interest  rate.  In  addition,  no  illustration  is valid if it projects hypothetical  Net Investment  Performance in the future in excess of 12% per year.When  applicable,  an illustration  would indicate any joint Owner and the age and gender of any joint  Annuitant.  Values may be  expressed  as a percentage  of the
Premium.  In addition to the Annuity Payment  Amounts,  the following  values may be illustrated:  Cash Value;  alternative taxable income,  (the income needed from an investment  taxed at ordinary income rates to which the  exclusionary  rules of the Code would not apply to achieve the same after tax income);  the effective rate of return (the yield,  assuming payment of the Cash Value as of the date  illustrated);  the cumulative return to-date (the total amount paid,  assuming payment of the Lump Sum Alternative as of the date illustrated).

Unless otherwise  permitted by law or regulation,  performance  information is shown based on an assumed  premium,  age and gender of an  annuitant,  an assumed  issue date and annuity  date,  etc.  Unless the annuity  issued  exactly  matches the assumptions  used,  performance  information  cannot  exactly match how an annuity you owned or might have owned would have performed.  Illustrations  may be provided  on paper,  and may be  provided  in color.  Illustrations  may be provided in a format  other than on paper.  For example,  we may provide  illustrations  for  presentation  on a computer  screen or in a video format.

AVAILABLE INFORMATION

A Statement of Additional  Information is available from us without  charge upon your request.  This  Prospectus is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy  those  registration  statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above address,  Room 1024,  and at the SEC's  Regional  Offices,  7 World Trade Center,  New York,  NY, and the Everett  McKinley
Dirksen  Building,  219 South  Dearborn  Street,  Chicago,  IL.  These  documents,  as well as  documents  incorporated  by reference,  may also be obtained through the SEC's Internet Website  (http://www.sec.gov)  for this registration  statement as well as for other registrants that file electronically with the SEC.

HOW TO CONTACT US

You can contact us by:
|X|      calling our Customer Service Team at 1-800-752-6342; or
|X|      calling our automated telephone access and response system (STARS) at 1-800-766-4530; or
|X|      writing to us at American  Skandia  Life  Assurance  Corporation,  Attention:  Customer  Service,  P.O.  Box 7038,
       Bridgeport, Connecticut 06601-7038; or
|X|      sending an e-mail to customerservice@skandia.com; or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You  can  obtain  account  information  through  our  automated  telephone  access  and  response  system  (STARS)  and  at
www.americanskandia.com,  our Internet  Website.  Our Customer Service  representatives  are also available during business hours to provide you with  information  about your  account.  You can request  certain  transactions  through our telephone voice response system,  our Internet Website or through a customer service  representative.  You can provide  authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or a financial  professional,  to access your  account  information  and  perform  certain  transactions  on your  account.  You will need to complete a form provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such  transactions.  We require that you or your  representative provide proper  identification  before performing  transactions  over the telephone or through our Internet  Website.  This may include a Personal  Identification  Number  (PIN) that will be  provided  to you upon issue of your  Annuity or you may
establish   or  change  your  PIN  through  our   automated   telephone   access  and  response   system   (STARS)  and  at
www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform  financial  transactions on your account will be assigned a PIN for your account.

INDEMNIFICATION

Insofar  as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be
permitted  to  directors,  officers or persons  controlling  the  registrant  pursuant  to the  foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against public policy as expressed in the Securities Act and is therefore unenforceable.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information Regarding American Skandia Life Assurance Corporation
Principal Underwriter
Calculation of Performance Data
Unit Price Determinations
Independent Auditors
Legal Experts
Financial  Statements

                           Appendix A – Condensed Financial Information About Separate Account B

The Unit  Prices and  number of Units in the  Sub-accounts  that  commenced  operations  prior to January 1, 2001 are shown below.  All or some of these  Sub-accounts  were  available  during  the  periods  shown as  investment  options  for other variable  annuities we offer pursuant to different  prospectuses.  The Insurance  Charge assessed  against the Sub-accounts under the terms of those other variable  annuities are the same as the charges  assessed  against such  Sub-accounts  under the Annuity offered pursuant to this Prospectus.

         Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for
Units in each of the Class 7  Sub-accounts  of Separate  Account B that commenced  operations  prior to January 1, 2001 and are being  offered  pursuant to this  Prospectus  or which we offer  pursuant to certain  other  prospectuses;  and (b) the number of Units  outstanding in each such  Sub-account  as of the dates shown.  The year in which  operations  commenced in each such  Sub-account is noted in  parentheses.  The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations prior to the date such  Sub-account  commenced  operations.  The initial offering price for each
Sub-account was $10.00.

         Year Ended December 31, 2000
---------------------------------------------------

                                   Class 7
                           ------------------------
---------------------------------------------------
AST Founders Passport (1)
(1994)
Unit Price                                   $8.08
Number of Units                             20,311
                           ------------------------
---------------------------------------------------
AST Scudder Japan (2)
(2000)
Unit Price                                   $8.25
Number of Units                                -0-
                           ------------------------
---------------------------------------------------
AST AIM
International Equity (3)
(1989)
Unit Price                                   $8.99
Number of Units                             33,897
                           ------------------------
---------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                                  $18.68
Number of Units                              6,782
                           ------------------------
---------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                                   $9.84
Number of Units                             32,368
---------------------------------------------------
---------------------------------------------------
AST MFS Global Equity
(1999)
Unit Price                                   $9.72
Number of Units                             23,151
---------------------------------------------------
---------------------------------------------------
AST Janus Small-Cap
Growth (4)
(1994)
Unit Price                                  $20.25
Number of Units                                978
---------------------------------------------------

         Year Ended December 31, 2000
---------------------------------------------------

                                   Class 7
                           ------------------------
---------------------------------------------------
AST Scudder Small-
Cap Growth (5)
(1999)
Unit Price                                   $9.17
Number of Units                             35,743
                           ------------------------
---------------------------------------------------
AST Federated
Aggressive Growth (2)
(2000)
Unit Price                                   $9.08
Number of Units                                243
---------------------------------------------------
---------------------------------------------------
AST Goldman Sachs Small-
Cap Value (6)
(1998)
Unit Price                                  $12.58
Number of Units                             14,220
                           ------------------------
---------------------------------------------------
AST Gabelli Small-Cap
Value (7)
(1997)
Unit Price                                  $11.41
Number of Units                             15,339
---------------------------------------------------
---------------------------------------------------
AST Janus Mid-Cap
Growth (8)
(2000)
Unit Price                                   $7.03
Number of Units                              2,473
                           ------------------------
---------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth (9)
(1994)
Unit Price                                   $9.71
Number of Units                             36,882
                           ------------------------
---------------------------------------------------
AST Neuberger Berman
Mid-Cap Value (10)
(1993)
Unit Price                                  $12.13
Number of Units                             16,574
                           ------------------------
---------------------------------------------------
AST Alger All-Cap Growth
(2000)
Unit Price                                   $8.68
Number of Units                             30,915
---------------------------------------------------
---------------------------------------------------
AST Gabelli All-Cap
Value (2)
(2000)
Unit Price                                  $10.07
Number of Units                             12,895
---------------------------------------------------

         Year Ended December 31,
---------------------------------------------------

                                   Class 7
                           ------------------------
---------------------------------------------------
AST Kinetics Internet (2)
(2000)
Unit Price                                   $8.01
Number of Units                                -0-
                           ------------------------
---------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                                  $11.24
Number of Units                                -0-
                           ------------------------
---------------------------------------------------
AST Alliance Growth (11)
(1996)
Unit Price                                   $8.46
Number of Units                             97,356
---------------------------------------------------
---------------------------------------------------
AST MFS Growth
(1999)
Unit Price                                   $9.68
Number of Units                              3,089
---------------------------------------------------
                           ------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                                  $10.09
Number of Units                            114,992
                           ------------------------
---------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                                   $7.90
Number of Units                            235,747
                           ------------------------
---------------------------------------------------
AST Janus Strategic
Value (2)
(2000)
Unit Price                                   $9.83
Number of Units                                442
                           ------------------------
---------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                                  $11.57
Number of Units                             16,557
                           ------------------------
---------------------------------------------------
AST Sanford Bernstein
Managed Index 500 (12)
(1998)
Unit Price                                   $9.46
Number of Units                              9,941
---------------------------------------------------
---------------------------------------------------
AST American Century
Income & Growth (13)
(1997)
Unit Price                                   $9.36
Number of Units                             70,887
---------------------------------------------------

         Year Ended December 31,
---------------------------------------------------

                                   Class 7
                           ------------------------
---------------------------------------------------
AST Alliance Growth
and Income (14)
(1992)
Unit Price                                  $10.53
Number of Units                             34,439
---------------------------------------------------
                           ------------------------
AST MFS Growth with
Income
(1999)
Unit Price                                  $10.09
Number of Units                              1,919
---------------------------------------------------
                           ------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                                  $10.32
Number of Units                              8,596
---------------------------------------------------
---------------------------------------------------
AST AIM Balanced (15)
(1993)
Unit Price                                  $10.14
Number of Units                             30,678
---------------------------------------------------
                           ------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                                   $9.87
Number of Units                              1,725
                           ------------------------
---------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                                  $10.12
Number of Units                              2,412
---------------------------------------------------
---------------------------------------------------
AST T. Rowe Price
Global Bond (16)
(1994)
Unit Price                                  $10.70
Number of Units                                -0-
---------------------------------------------------
---------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                                   $9.37
Number of Units                             12,929
                           ------------------------
---------------------------------------------------
AST Lord Abbett
Bond-Debenture (2)
(2000)
Unit Price                                  $10.13
Number of Units                                425
---------------------------------------------------
---------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                                  $10.97
Number of Units                             37,918
---------------------------------------------------

         Year Ended December 31,
---------------------------------------------------

                                   Class 7
---------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                                  $10.59
Number of Units                              1,940
---------------------------------------------------
AST Money Market
(1992)
Unit Price                                  $10.32
Number of Units                             29,567

The Montgomery Variable
Series - MV
Emerging Markets
(1996)
Unit Price                                   $8.19
Number of Units                              3,293

Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                                  $17.01
Number of Units                                -0-
---------------------------------------------------
Wells Fargo Variable
Trust – Equity Value
(1998)
Unit Price                                  $10.59
Number of Units                                327

Rydex Variable Trust –
Nova
(1999)
Unit Price                                   $8.73
Number of Units                             22,973
---------------------------------------------------
Rydex Variable Trust –
Ursa
(1999)
Unit Price                                  $10.94
Number of Units                                -0-
---------------------------------------------------
Rydex Variable Trust –
OTC
(1999)
Unit Price                                   $7.01
Number of Units                             51,764
---------------------------------------------------

         Year Ended December 31,
---------------------------------------------------

                                   Class 7
---------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                                   $7.98
Number of Units                             25,984
---------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                                  $13.14
Number of Units                             32,969
---------------------------------------------------
---------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                                  $12.38
Number of Units                              9,786
---------------------------------------------------
---------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                                   $8.05
Number of Units                             20,235
---------------------------------------------------
---------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                                   $9.99
Number of Units                             22,264

Evergreen VA –  Global
Leaders
(1999)
Unit Price                                   $9.96
Number of Units                                350
---------------------------------------------------
---------------------------------------------------
Evergreen VA –
Special Equity
(1999)
Unit Price                                   $9.35
Number of Units                                -0-

ProFund VP -
Europe 30
(1999)
Unit Price                                   $9.30
Number of Units                                -0-
---------------------------------------------------
---------------------------------------------------
ProFund VP -
UltraSmall-Cap (17)
(1999)
Unit Price                                   $9.32
Number of Units                              3,174
---------------------------------------------------

         Year Ended December 31,
---------------------------------------------------

                                 Class 7
---------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                                   $4.06
Number of Units                              3,787

First Trust® 10
Uncommon Values (18)
(2000)
Unit Price                                   $7.44
Number of Units                             32,451
---------------------------------------------------

1.       Effective  October 15, 1996,  Founders Asset  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to
     October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor  of the Portfolio,  then named  "Seligman  Henderson
     International Small Cap Portfolio."
2.       These Portfolios were first offered as Sub-accounts on October 23, 2000.
3.       Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15,
     1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST
     Putnam  International  Equity."  Prior to October 15,  1996,  Seligman  Henderson  Co.  served as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Equity Portfolio."
4.       Effective  December 31, 1998, Janus Capital  Corporation  became  Sub-advisor of the Portfolio.  Prior to December
     31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
5.       Effective May 1, 2001, the name of the portfolio  changed to the "AST Scudder Small-Cap Growth  Portfolio".  Prior
     to May 1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
6.       Effective May 1, 2001, Goldman Sachs Asset Management became  Sub-advisor of the Portfolio.  Prior to May 1, 2001,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value.
7.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23,
     2000, T. Rowe Price  Associates,  Inc.  served as Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price Small
     Company Value Portfolio."
8.       This Portfolio was first offered as a Sub-account on May 1, 2000.
9.       Effective May 1, 1998,  Neuberger Berman  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1,
     1998, Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
10.      Effective May 1, 1998,  Neuberger Berman  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1,
     1998,  Federated  Investment  Counseling served as Sub-advisor of the Portfolio,  then named "Federated Utility Income
     Portfolio."
11.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December
     31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio, then named "AST Oppenheimer
     Large-Cap Growth Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management,  L.P.
     served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
12.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1,
     2000,  Bankers Trust Company served as  Sub-advisor of the Portfolio,  then named "AST Bankers Trust Managed Index 500
     Portfolio."
13.      Effective May 3, 1999, American Century Investment Management,  Inc. became Sub-advisor of the Portfolio.  Between
     October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Value Growth & Income."
14.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Lord,  Abbett & Co.  served as  Sub-advisor  of the  Portfolio,  then named "AST Lord Abbett  Growth and Income
     Portfolio."
15.      Effective May 3, 1999, A I M Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October 15,
     1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST
     Putnam Balanced." Prior to October 15, 1996, Phoenix Investment Counsel,  Inc. served as Sub-advisor of the Portfolio, then named "AST Phoenix Balanced Asset Portfolio."
16.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May
     1, 2000,  the name of the Portfolio was changed to the "AST T. Rowe Price Global  Bond".  Effective May 1, 1996,  Rowe
     Price-Fleming  International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens &
     Clark, Inc. served as Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
17.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000® Index.
18.      This Portfolio was first offered as a Sub-account on July 3, 2000.

                                                    Mailing Addresses:

                                        New Business/Additional Purchase Payments:

                                        American Skandia Life Assurance Corporation
                                                       P.O. Box 7040
                                                 Bridgeport, CT 06601-7040

                                                    Exchange Paperwork:

                                        American Skandia Life Assurance Corporation
                                                       P.O. Box 7039
                                                 Bridgeport, CT 06601-7039

                                                 All other correspondence:

                                        American Skandia Life Assurance Corporation
                                                       P.O. Box 7038
                                                 Bridgeport, CT 06601-7038

                                                  Express/Overnight Mail:

                                        American Skandia Life Assurance Corporation
                                                   Three Corporate Drive
                                                     Shelton, CT 06484

==========================================================================================================
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS
                  ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS VIAT-PROS  (05/2001).
==========================================================================================================

==========================================================================================================
                                  _______________________________________________________
==========================================================================================================
                                                     (print your name)

                                  _______________________________________________________
                                                         (address)

                                  _______________________________________________________
                                                   (City/State/Zip Code)

ADDITIONAL INFORMATION:  Inquiries will be answered by calling your representative or by writing to:

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             at

                                                        P.O. Box 883
                                                 Shelton, Connecticut 06484

                                                             or

                                            customerservice@americanskandia.com

Issued by:                                                                                                     Serviced at:

AMERICAN SKANDIA LIFE                                                                                 AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                                                                 ASSURANCE CORPORATION
One Corporate Drive                                                                                            P.O. Box 883
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                        Telephone:  1-800-752-6342
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                      Distributed by:

                                         AMERICAN SKANDIA MARKETING, INCORPORATED
                                                    One Corporate Drive
                                                Shelton, Connecticut 06484
                                                  Telephone: 203-926-1888
                                              http://www.americanskandia.com

                                                  STATEMENT OF ADDITIONAL INFORMATION

The Annuities are  registered  under the  Securities  Act of 1933 and the  Investment  Company Act of 1940. The Annuities are issued by
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (CLASS 7 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE CORPORATION.

THIS STATEMENT OF ADDITIONAL  INFORMATlON IS NOT A PROSPECTUS.  THE  INFORMATION  CONTAINED  HEREIN SHOULD BE READ IN CONJUNCTION  WITH
THE PROSPECTUS FOR THE ANNUITIES WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS SETS FORTH  INFORMATION THAT A PROSPECTIVE  INVESTOR OUGHT TO KNOW BEFORE  lNVESTING.  FOR A COPY OF THE PROSPECTUS SEND
A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION,  P.O. BOX 7038,  BRIDGEPORT,  CONNECTICUT  06601-7038,  OR TELEPHONE
1-800-752-6343.

                                                     Prospectus Dated: May 1, 2001
                                        Statement of Additional Information Dated: May 1, 2001

                                                           TABLE OF CONTENTS

Item                                                                                                                   Page
----                                                                                                                   ----

General Information Regarding American Skandia Life Assurance Corporation                                                 1
Principal Underwriter                                                                                                     1
Calculation of Performance Data                                                                                           2
Unit Price Determinations                                                                                                 2
Independent Auditors                                                                                                      3
Legal Experts                                                                                                             3
Financial Statements                                                                                                      3

GENERAL INFORMATION  REGARDING AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION:  American Skandia Life Assurance  Corporation ("we", "our"
or "us") is a wholly-owned  subsidiary of American Skandia Inc.  (formerly known as American Skandia  Investment  Holding  Corporation)
whose  indirect  parent is Skandia  Insurance  Company  Ltd.  Skandia  Insurance  Company  Ltd. is part of a group of  companies  whose predecessor  commenced  operations in 1855.  Skandia  Insurance  Company Ltd. is a major  worldwide  insurance  company  operating from
Stockholm,  Sweden which owns and controls,  directly or through subsidiary  companies,  numerous  insurance and related companies.  We are organized as a Connecticut stock life insurance  company,  and are subject to Connecticut law governing  insurance  companies.  Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

PRINCIPAL UNDERWRITER:  American Skandia Marketing,  Incorporated ("ASM, Inc.") serves as principal underwriter for the Annuities.  We,
ASM, Inc. and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of the American Skandia Trust, are wholly-owned  subsidiaries of American Skandia,  Inc.,  formerly known as American  Skandia,  Inc.  Most of the Class 7 Sub-Accounts of
Separate Account B invest in portfolios offered by American Skandia Trust.

Annuities may be sold by agents of ASM, Inc. or agents of securities  brokers or insurance  brokers who enter into agreements with ASM,
Inc. and who are legally  qualified  under  federal and state law to sell the  Annuities in those states where the  Annuities are to be offered.  The Annuities are offered on a continuous  basis.  ASM, Inc. is registered with the Securities and Exchange  Commission under the  Securities  Exchange Act of 1934 as a broker  dealer and is a member of the  National  Association  of  Securities  Dealers,  Inc.
(`NASD").  ASM, Inc. receives no underwriting commissions.

Date of Prospectus:  May 1, 2001                                       Date of Statement of Additional Information:  May 1, 2001
VIAT-SAI [05/2001]

CALCULATION OF PERFORMANCE  DATA: We provide two types of performance  information:  (a) the "effective  rate of return",  which is the yield of the Annuity; and (b) the cumulative return to-date.

The  performance  of an Annuity  over time depends on: (a) Net  Investment  Performance;  (b) the age of the  Annuitant at the time the
Annuity is issued;  (c) the gender of the Annuitant  (unless  applicable  law or regulation  requires that we ignore  gender);  (d) the
Annuity plan issued,  particularly,  the applicable Benchmark Rate and Annuity Factors for such plan; and (e) what lump sum, if any, is available at the end of the period. In order to provide performance  information,  we assume that a hypothetical  Annuity was issued at the beginning of the period to be measured, and that:

         (1)  The Annuitant was [  ] on the Issue Date;

         (2)  The Annuitant was male, and that gender affected the Annuity Factors; and

         (3)  A lump sum is being paid to the Beneficiary as of that date in lieu of Annuity Payments.

Most of the underlying  mutual fund  portfolios  ("Portfolios")  existed prior to the inception of the  Sub-Accounts.  In order to give you a basis for analyzing the  performance of the various  investment  options over as long a time as possible,  we assume the issuance of a hypothetical  Annuity  investing  solely in the applicable  investment  option from the date the Portfolio  commenced  operations.
Therefore,  performance  quoted in advertising  regarding such  Sub-Accounts  may indicate periods prior to the initial offering of the
Annuities.

To the extent allowed by law or regulation, as well as the rules of applicable  self-regulatory  organizations such as the NASD, we may also provide  hypothetical  performance  of an Annuity as if a  hypothetical  Portfolio  performed  exactly  like:  (a) a common market index,  such as the Standard & Poor's 500; or (b) a stated  weighted  average of such an index with an index of the performance of debt instruments,  such as an index measuring the return of corporate  bonds.  This latter method of using a stated weighted  average may be particularly  helpful if you are  considering  utilizing  an  investment  option that expects to maintain  significant  portions of its assets in both equity and debt instruments.

The performance  quoted in any advertising  should not be considered a representation  of the performance of these  Sub-Accounts in the future since performance is not fixed.

Net Investment  Performance will depend on the type, quality and, for some of the Sub-Accounts,  the maturities of the investments held by the  Portfolios  and upon  prevailing  market  conditions  and the response of the  Portfolios to such  conditions.  Net  Investment
Performance will also depend on changes in the expenses of the Portfolios.

The information  provided by these measures may be useful in comparing the  performance of the  Sub-Accounts  that you may utilize.  It may have only a limited  usefulness in comparison with other annuities,  given that, as of the date of this Statement,  we were unaware of any annuities  structured in a similar  fashion.  (To our knowledge,  other variable  immediate  annuities are structured  such that investment  performance  always directly  affects the amount of each Annuity Payment,  not any Inheritance  Period.) These measures may be even less useful in  providing a basis for  comparison  with other  investments  that  neither  provide  some of the benefits of the
Annuities or the benefits of other variable immediate annuities.

UNIT PRICE  DETERMINATIONS:  For each  Sub-Account  the  initial  Unit Price is $10.00.  The Unit Price for each  subsequent  Valuation
Period is the net investment factor for that Valuation  Period,  multiplied by the Unit Price for the immediately  preceding  Valuation
Period.  The net investment factor is (1) divided by (2), less (3), where:

(1)      is the net result of:

(a)      the net asset value per share of the Portfolio at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

(b)      any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(2)      is the net result of:

              (a) the net asset value per share of the Portfolio at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

               (b) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-Account.

(3)      is the mortality and expense risk charges and the administration charge.

We value the assets in each  Sub-Account  at their fair market value in accordance  with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

INDEPENDENT  AUDITORS:  The consolidated  financial statements of American Skandia Life Assurance  Corporation at December 31, 2000 and
1999, and for each of the three years in the period ended December 31, 2000,  appearing in this Prospectus and  Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their report thereon appearing  elsewhere herein,  and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

LEGAL  EXPERTS:  Counsel for American  Skandia Life  Assurance  Corporation,  has reviewed the  registration  statement with respect to
Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL  STATEMENTS:  The financial  statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation.
Financial  Statements  for  American  Skandia Life  Assurance  Corporation  Separate  Account B Class 7 are not provided as the Account recently began operations and no such financial statements are currently available.

To the extent and only to the extent that any  statement in a document  incorporated  by reference  into this  Statement of  Additional
Information is modified or superseded by a statement in this Statement of Additional  Information  or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We  furnish  you  without  charge  a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We do so upon receipt of your written or oral  request.  Please  address your request to American  Skandia  Life  Assurance  Corporation,  Attention:Customer
Service,  P.O. Box 7038, Bridgeport, Connecticut, 06601-7038.  Our phone number is 1-(800) 752-6342.

                                                              Appendix A

 Financial Statements for American Skandia Life Assurance Corporation and American Skandia Life Assurance Corporation Separate Account
                                                               B Class 7

                                                                   .

                                                     INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is a wholly-owned  subsidiary of Skandia Insurance  Company Ltd.) as of December 31, 2000 and 1999, and the related  consolidated statements of operations,  shareholder's  equity and cash flows for the three year period ended December 31, 2000.  These  consolidated financial  statements  are the  responsibility  of the  Company's  management.  Our  responsibility  is to  express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2000 and 1999,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period  ended  December  31,  2000 in  conformity  with  accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                            (in thousands)

                                              See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                                            $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                                            $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                     576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                                            $
                                                                     ===============            ================

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Operations
                                                            (in thousands)

                                              See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -            2,945                5,144
  Return credited to contractowners                                    9,046              (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                            (in thousands)

                                            See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                 (500)                     -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210               (3,642)                 2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flow
                                                            (in thousands)

                                            See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense                                                           (10,903)
                                                                   60,023                               (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets                                                       (32,954)
                                                                 (59,987)                                (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs                                    (366,198)          (174,804)
                                                                (310,487)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding                                                                       9,663
                                                                   12,699              22,118
      Change in foreign currency translation, net
                                                                    (101)                 701               (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)               (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                                       (148,808)          (114,308)
                                                                (330,562)
                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments                                         (99,250)
                                                                (380,737)                               (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds                                             (17,703)
                                                                 (18,136)                                (7,158)
      Proceeds from sale of shares in mutual funds
                                                                    8,345              14,657              6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)               (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities                                        (74,923)
                                                                (103,338)                               (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                 (12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============
                                                                                                    =============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2000

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American Skandia, Inc. ("ASI")
         whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement  products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM").  The Company currently issues variable and term life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. ("Skandia Vida") which is a life insurance company domiciled in Mexico.  Skandia Vida had total shareholder's equity of $4,402,000 and $4,592,000 as of December 31, 2000, and 1999,
         respectively.  The Company considers Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term savings products in future years.  As such, Skandia Vida has generated net losses of $2,540,000, $2,523,000 and $2,514,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted  in the  United  States.  Intercompany  transactions  and  balances  have  been  eliminated  in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  The FASB has issued Statement of Financial  Accounting  Standards No. 133,  "Accounting for Derivative  Instruments
                  and Hedging  Activities",  as amended by SFAS 137 and SFAS 138  (collectively,  "SFAS 133").  SFAS 133 is effective for all fiscal quarters of all fiscal years beginning  after June 15, 2000;  accordingly,  the Company adopted SFAS
                  133  on  January  1,  2001.  This  statement   establishes   accounting  and  reporting  standards  for  derivative
                  instruments,  including certain derivative  instruments  embedded in other contracts,  and for hedging  activities.
                  SFAS No. 133 requires that all  derivative  financial  instruments  be measured at fair value and recognized in the statement of condition  as either  assets or  liabilities.  Changes in the fair value of the  derivative  financial instruments  will be reported in either earnings or  comprehensive  income,  depending on the use of the derivative and whether or not it qualifies for hedge accounting.

                  Special hedge  accounting  treatment is permitted  only if specific  criteria are met,  including  that the hedging relationship be highly  effective both at inception and on an ongoing basis.  Accounting for hedges varies based on the type of hedge - fair value or cash flow.  Results of effective  hedges are  recognized in current  earnings for fair value  hedges and in other  comprehensive  income for cash flow  hedges.  Ineffective  portions  of hedges are recognized immediately in earnings.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  The  derivative  instruments  held by the  Company in 2000 and 1999  consisted  of equity put  options  utilized to manage the market risk and reserve  fluctuations  associated  with the guaranteed  minimum death benefit  ("GMDB").
                  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

        C.        Investments
                 --------------------

                  The Company has  classified  its fixed  maturity  investments  as either  held-to-maturity  or  available-for-sale.
                  Investments  classified as held-to-maturity  are investments that the Company has the ability and intent to hold to
                  maturity.   Such  investments  are  carried  at  amortized  cost.  Those   investments   which  are  classified  as
                  available-for-sale  are  carried  at fair value and  changes in  unrealized  gains and  losses  are  reported  as a component of other comprehensive income.

                  The Company has classified its mutual fund  investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification  method and are included in revenues.

         D.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk  management  purposes, and not for  trading or  speculation.  The  Company  hedges  the market  value  fluctuations  of the GMDB  exposure embedded in its policy reserves.  Premiums paid on option  contracts are amortized into net investment  income over the terms of the  contracts.  The  options are  carried at  amortized  cost plus  intrinsic  value,  if any, at the valuation  date.  An option has intrinsic  value if it is  "in-the-money."  For a put option to be  "in-the-money,"
                  the  exercise  price  must be greater  than the value of the  underlying  index.  Changes  in  intrinsic  value are recorded as a component of the change in annuity and life  insurance  policy  reserves  consistent  with changes in the GMDB reserve.

        E.        Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds  purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed  maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Fair values of investments in mutual funds are based on quoted market prices.

                  The  intrinsic  value  portion  of the  derivative  instrument  is  determined  based on the  current  value of the underlying index.

                  The carrying value of cash and cash  equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings  (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future fees  payable to parent and surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         G.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected  at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized  on a  straight-line  basis over 40 years.

         H.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain  costs  associated  with  internal use software in  accordance  with the American
                  Institute of Certified  Public  Accountants  Statement of Position 98-1 ("SOP 98-1"),  "Accounting for the Costs of
                  Software  Developed or Obtained for Internal Use. The SOP, which was adopted  prospectively  as of January 1, 1999, requires the  capitalization  of certain costs  incurred in connection  with  developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1,  the Company  expensed all  internal  use software  related  costs as
                  incurred.   Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $
                                                                             ------             -
                                                                                       -

                  Software costs capitalized during the year                  4,804
                                                                                               3,035

                  Software costs amortized during the year                      (512)           (115)
                                                                       ---      -----     ----  -----

                                                                              4,292
                                                                      -       -----
                                                                                               2,920
                                                                                               -----

                  Balance at end of year                                     $7,212
                                                                             ======
                                                                                              $2,920
                                                                                              ======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return and combined state income tax return of an upstream  company,  Skandia AFS  Development  Holding  Corporation and certain of its  subsidiaries.  In accordance with the tax sharing  agreement,  the federal and state income tax  provisions  are  computed on a separate  return basis as adjusted for consolidated items such as net operating loss carryforwards.

                  Deferred income taxes reflect the net tax effects of temporary  differences  between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         J.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual  maintenance fee per contract.
                  Benefit  reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for variable  immediate annuity contracts with and without life  contingencies  consist of certain charges against  contractowner  account  values  including  mortality and expense risks and  administration  fees.  Benefit reserves for variable  immediate  annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for market value adjusted fixed annuity  contracts  consist of separate account  investment income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return  credited to  contractowners.  Benefit  reserves  for these  contracts  represent  the account  value of the contracts,  and are  included in the general  account  reserve for future  contractowner  benefits to the extent in excess of the separate account assets.

                  Revenues for immediate annuity  contracts without life  contingencies  consist of net investment  income.  Revenues for immediate annuity contracts with life  contingencies  consist of single premium payments  recognized as annuity considerations  when  received.  Benefit  reserves for these  contracts are based on the Society of Actuaries  1983
                  Table-a with assumed  interest  rates that vary by issue year.  Assumed  interest  rates ranged from 6.25% to 8.25%
                  at December 31, 2000 and 1999.

                  Revenues  for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality and expense risk fees,  cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts  also include  charges  against  premium to pay state  premium  taxes.  Benefit  reserves  for  variable  life  insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         K.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily  related to the production of new business, are being deferred,  net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with  production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset  based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products are revised.

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years  ended  December  31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705          $721,507          $546,703
                                                                        ----------          --------          --------

                  Acquisition costs deferred during the year               495,103                             261,432
                                                                                             450,059

                  Acquisition costs amortized during the year             (184,616)          (83,861)          (86,628)
                                                                     ---  ---------      ------------         ---------

                                                                           310,487                             174,804
                                                                     ----  -------         ---                --------
                                                                                             366,198
                                                                                             -------

                  Balance at end of year                                $1,398,192        $1,087,705          $721,507
                                                                        ==========        ==========          ========

         L.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements  provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity  and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first half of
                  1999 and in 1998.  Under this  reinsurance  agreement,  the Company ceded  premiums of $2,945,000  and  $5,144,000;
                  received  claim  reimbursements  of  $242,000  and  $9,000;  and,  recorded  increases/(decreases)  in  reserves of
                  ($2,763,000) and $323,000 in 1999 and 1998, respectively.

                  At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance  agreements,  the Company accrued  $4,339,000 and $41,000,  respectively,  for amounts receivable from favorable  reinsurance  experience on certain blocks of variable annuity business.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         M.       Translation of Foreign Currency
                  -------------------------------

                  The  financial  position  and results of  operations  of Skandia  Vida are  measured  using  local  currency as the functional  currency.  Assets and  liabilities  are  translated  at the exchange  rate in effect at each  year-end.
                  Statements of income and  shareholder's  equity accounts are translated at the average rate  prevailing  during the year.  Translation  adjustments  arising  from the use of  differing  exchange  rates  from  period to  period  are reported as a component of other comprehensive income.

         N.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the  consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments  in mutual funds,  short-term  securities  and  cash  and cash  equivalents,  all of which  are  carried  at fair  value.  The investments  are managed  predominately  through the Company's  investment  advisory  affiliate,  American  Skandia
                  Investment Services,  Inc. ("ASISI"),  utilizing various fund managers as sub-advisors.  The remaining  investments are  managed by  independent  investment  firms.  The  contractowner  has the option of  directing  funds to a wide variety  of  mutual  funds.  The  investment  risk  on  the  variable  portion  of  a  contract  is  borne  by  the contractowner.  A fixed  option  with a  minimum  guaranteed  interest  rate  is also  available.  The  Company  is responsible for the credit risk associated with these investments.

                  Included in Separate Account  liabilities are reserves of $1,059,987,000  and $896,205,000 at December 31, 2000 and
                  1999,  respectively,  relating to annuity  contracts  for which the  contractowner  is  guaranteed  a fixed rate of return.  Separate Account assets of  $1,059,987,000  and $896,205,000 at December 31, 2000 and 1999,  respectively, consisting of long term bonds,  short-term  securities,  transfers  due from the general  account and cash and cash equivalents are held in support of these annuity contracts, pursuant to state regulation.

         O.       Estimates
                  ---------

                  The preparation of financial  statements in conformity with accounting  principles generally accepted in the United
                  States  requires that  management  make  estimates and  assumptions  that affect the reported  amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the reporting  period.  The more significant  estimates and assumptions are related to deferred  acquisition  costs and involve  policy  lapses,  investment  return and  maintenance  expenses.  Actual  results  could  differ from those estimates.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                         (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                          2,957          (660)         88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                                1,276        (4,098)     2,889

            Foreign currency translation                                                               456        (22)
                                                                                    -------     ---------- -----------
                                                                                    (66)
                                                                                    ----

         Other comprehensive income (loss)                                             1,210        (3,642)      2,867
                                                                                   --------- --     ------- ---- -----

         Comprehensive income                                                       $66,027       $72,527     $37,634
                                                                                    =======       =======     =======

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                       82           148
                                                                               ------      --        ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

         The amortized cost,  gross  unrealized  gains/losses  and estimated fair value of  available-for-sale  and  held-to-maturity fixed  maturities and  investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All securities held at
         December 31, 2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041              $4,445           $ (11)      $210,475

         Foreign government obligations                       2,791                 195                          2,986
                                                                                                -

         Obligations of state and political
            subdivisions                                        253                   1                            254
                                                                                                -

         Corporate securities                                72,237               1,565          (1,809)        71,993
                                                      ----   ------  --           -----          -------  ----  ------

             Totals                                        $281,322              $6,206         $(1,820)      $285,708
                                                           ========              ======         ========      ========

         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                      -----     -----  ------     -----

            Total                                            $281,322          $285,708
                                                             ========          ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                          (in thousands)                                       Available-for-Sale
                                                                               ------------------

                                                                               Gross            Gross
                                                          Amortized       Unrealized          Unrealized         Fair
                                                               Cost            Gains            Losses          Value
                                                               ----            -----            ------          -----

         U.S. Government obligations                        $ 81,183         $ -             $  (678)      $  80,505

         Obligations of state and political
            subdivisions                                           253         -                    (3)           250

              Corporate securities                          121,859            -              (4,449)        117,410
                                                            -------            -              -------      ---------

                  Totals                                    $203,295         $ -             $(5,130)      $198,165
                                                            ========         ===             ========      ========

                          (in thousands)                                       Held-to-Maturity
                                                                               ----------------

                                                                             Gross           Gross
                                                       Amortized        Unrealized           Unrealized         Fair
                                                            Cost             Gains           Losses             Value
                                                            ----             -----           ------             -----

              U.S. Government obligations                       $1,105       $ -                 $ (1)       $  1,104

         Corporate securities                                                  -                  (15)           2,240
                                                                               -                  ----           -----
                                                            2,255
                                                            -----

                  Totals                                        $3,360       $ -                $(16)        $  3,344
                                                                ======       ===                =====        ========

         Proceeds  from  sales of  fixed  maturities  during  2000,  1999 and 1998  were  $302,632,000,  $32,196,000,  and  $999,000,
         respectively.   Proceeds  from  maturities  during  2000,  1999  and  1998  were  $1,104,000,  $4,030,000,  and  $3,050,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

        The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

         Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                        (153)           (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578            $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                               99               32          1,013
         Policy loans                                                             97               31              45
         Derivative instruments                                              (6,939)          (1,036)
                                                                             -------          -------
                                                                                                               -

         Total investment income                                            11,913            10,647          11,309

         Investment expenses                                                     257              206             179
                                                                         ------  ---    ------    ---      ------ ---

         Net investment income                                             $11,656           $10,441         $11,130
                                                                           =======           =======         =======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                                          (10,904)     (14,230)
                                                                                  --       -     --------     -------
                                                                                 60,023
                                                                                 ------

         Total income tax expense                                                $30,779         $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items comprising the Company's  deferred tax balance as of December 31, 2000 and 1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                    ---------              ----  ---------        ----

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                              -                 3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                              -                   137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                             ($   8,949)
                                                                                    ===========
                                                                                                              $51,726
                                                                                                              =======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was different from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)        (2,523)      (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                  95,596      106,513         42,921

            Income tax rate                                                          35%             35%            35%
                                                                            -----    ---      ---    ---   ----     ---

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)        (9,085)
            Losses of foreign subsidiary                                                             883           880
                                                                                 889
            Meals and entertainment                                                                  664           487
                                                                                 841
            State income taxes                                                      (524)         1,071            673
            Other                                                                   3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                    $ 30,779       $ 30,344       $ 8,154
                                                                               ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia Information Services and Technology  Corporation  ("ASIST"),  an affiliated company. The
         Company  has also  charged  operating  costs to ASISI.  The total  cost to the  Company  for  these  items was  $13,974,000,
         $11,136,000,  and $7,722,000 for the years ended December 31, 2000, 1999 and 1998,  respectively.  Income received for these items was $11,186,000, $3,919,000 and $1,355,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed  were  $5,842,000  and  $1,441,000  for the years ended  December 31, 2000 and 1999.  As of December 31, 2000 and
         1999, amounts receivable under this agreement were $492,000 and $245,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

         In a series of transactions  with ASI, the Company  transferred  certain rights to receive future fees and contract  charges expected to be realized on variable portions of designated blocks of deferred annuity contracts.

         The proceeds from the transfers have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection with these transactions, ASI issued collateralized notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase Agreements, the rights transferred provide for ASI to receive a percentage (60%, 80% or
         100% depending on the underlying commission option) of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts
         (6 to 8 years).

         Payments representing fees and charges in the aggregate amount of $219,454,000, $131,420,000 and $69,226,000 were made by the Company to the Parent for the years ended December 31, 2000, 1999 and 1998, respectively.  Related interest expense of
         $70,667,000, $52,840,000 and $22,978,000 has been included in the statement of income for the years ended December 31,
         2000, 1999 and 1998, respectively.

         The  Commissioner  of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company  becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97         5/1/95  - 12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97         5/1/96  - 10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98         7/1/96  - 10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00         5/1/00  - 10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00         1/1/98  - 10/31/00       7.25%          107,139

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

         Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                             2006 and thereafter           154,812
                                                                                --         -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company  entered into a lease agreement for office space in Westminster,  Colorado,  effective  January 1, 2001. Lease expense for 2000, 1999 and 1998 was
         $6,593,000,  $5,003,000  and  $3,588,000  respectively.  Future  minimum  lease  payments  per year and in  aggregate  as of
         December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company  maintains cash, bonds and notes on deposit with various  states.  The carrying value of these  deposits  amounted to $4,636,000 and $4,868,000 as of December 31, 2000,
         and 1999,  respectively.  These  deposits are required to be  maintained  for the  protection of  contractowners  within the individual states.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $342,804,000 and $286,385,000 at December 31, 2000 and 1999, respectively.

         The statutory  basis net income for the year ended December 31, 2000 was  $11,550,000,  as compared to losses of $17,672,000 and $13,152,000 for the years ended December 31, 1999 and 1998, respectively.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without  prior approval of the state  insurance  department  is subject to  restrictions  relating to  statutory  surplus and net gain from operations.  At December 31, 2000, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized the Company to increase the par value of its capital stock from $80 per share to $100 per share in order to comply with  minimum  capital  levels as required by the  California  Department  of
         Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

         The National  Association of Insurance  Commissioners  ("NAIC") revised the Accounting  Practices and Procedures Manual in a process  referred to as  Codification.  The State of Connecticut has adopted the provisions of the revised manual,  which is effective January 1, 2001. The revised manual has changed, to some extent,  prescribed  statutory  accounting  practices and will  result in  changes  to the  accounting  practices  that the  Company  uses to prepare  its  statutory-basis  financial statements.  The  adoption of the revised  accounting  practices is not  expected to have a material  adverse  effect on the
         Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

         The  Company  has a 401(k)  plan for  which  substantially  all  employees  are  eligible.  Under  this  plan,  the  Company contributes  3% of salary  for all  participating  employees  and  matches  employee  contributions  at a 50% level up to an additional 3% Company  contribution.  Company  contributions  to this plan on behalf of the  participants  were  $3,734,000,
         $3,164,000 and $2,115,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company  has a deferred  compensation  plan,  which is  available  to the  internal  field  marketing  staff and certain officers.  Company  contributions  to this plan on behalf of the participants  were $399,000,  $193,000 and $342,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The  Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers  and other  personnel.  The Company and certain  affiliates  also have a profit  sharing  program  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted  each year.  Generally,  participants  must remain employed by the Company or its affiliates at the time such units are payable in order to  receive  any  payments  under the  programs.  The  accrued  liability  representing  the value of these  units was
         $31,632,000  and  $42,619,000  as of  December  31,  2000  and  1999,  respectively.  Payments  under  these  programs  were
         $13,542,000, $4,079,000 and $2,407,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                              (53,224)                        (766)                      (4,561)
                                ---        --------           ------       -----           ---        -------
        Net                              $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                                 1999
                                                                 ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                              (36,681)                      (1,073)                       (257)
                                ---        --------             -        -------          ----         -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                                 1998
                                                                 ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                         362                             (9)
                                --        --------           -----         ---            ---------        ---
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

         In December 2000,  the Company  entered into a modified  coinsurance  agreement  with SICL  effective  January 1996.  During
         2000, ceded premiums received net of commission  expenses and reserve  adjustments were  $10,360,000.  At December 31, 2000,
         $6,109,000 was payable to SICL under this agreement.

         Such ceded  reinsurance  does not relieve the Company of its  obligations to  policyholders.  The Company  remains liable to its  policyholders  for the portion  reinsured to the extent that any reinsurer does not meet its obligations  assumed under the reinsurance agreements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December 31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%                                           -           -     1,387
                                                      -             -
         ---------------------------------
         February 18, 1994                   7.28%                         10,000         732         738         738
                                                      -
         ---------------------------------
         March 28, 1994                      7.90%                         10,000         794         801         801
                                                      -
         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%                              -           -       1,308       1,388
                                                           -
         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         ---------------------------------
         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

         Surplus notes for $10,000,000 dated February 18, 1994 and $10,000,000 dated March 28, 1994 were converted to additional paid-in capital on December 27, 2000.  A surplus note for $14,000,000 dated December 28, 1994 was converted to additional paid-in capital on December 10, 1999.  All surplus notes mature seven years from the issue date.

         Payment of interest and  repayment of principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of the State of  Connecticut.  At December  31, 2000 and 1999,  $15,816,000  and  $14,372,000,
         respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan  payable to ASI at December  31, 2000 and 1999 as part of a revolving  loan agreement.  The loan has an  interest  rate of 7.13% and  matures  on March 12,  2001.  The total  interest  expense  to the
         Company was  $687,000,  $585,000  and  $622,000 and for the years ended  December  31,  2000,  1999 and 1998,  respectively.
         Accrued interest payable was $222,000 and $197,000 as of December 31, 2000 and 1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account  assets which are carried at fair value are adequate to pay such withdrawals  which are generally  subject to surrender  charges ranging from 10% to 1% for contracts held less than
         10 years.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

         In recent years, in order to complete the array of products offered by the Company and its affiliates to meet a wide variety of financial planning, the Company developed the variable life insurance and qualified retirement plan annuity products.  Assets under management and sales for the products other than variable annuities have not been significant enough to warrant full segment disclosures as required by SFAS 131, "Disclosures about Segments of an Enterprise and
         Related Information."

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (in thousands)                            Three months Ended

                 2000                             March 31             June 30        September 30     December 31
                 ----                             --------             -------        ------------     -----------

        Premiums and other insurance
           revenues                                        $137,255          $139,317         $147,923        $136,159
        Net investment income                                 2,876             3,628            4,186             966
        Net realized capital gains (losses)                     729           (1,436)            (858)             877
                                                  --------      --- --        ------- ------     ----- --------    ---
        Total revenues                                      140,860           141,509          151,251         138,002
        Benefits and expenses                               106,641           121,356          137,514         110,515
                                                  -         ------- -         ------- -        ------- -       -------
        Pre-tax net income                                   34,219            20,153           13,737          27,487
        Income taxes                                         10,038             5,225            3,167          12,349
                                                             ------             -----            -----          ------
        Net income                                          $24,181           $14,928          $10,570         $15,138
                                                            =======           =======          =======         =======

                 1999
                 ----
        Premiums and other insurance
           revenues                                         $78,509           $88,435          $97,955        $111,443
        Net investment income                                 2,654             2,842            2,735           2,210
        Net realized capital gains                              295                25              206              52
                                                  -------       --- ---------      -- -------      --- ----------   --
        Total revenues                                       81,458            91,302          100,896         113,705
        Benefits and expenses                                64,204            67,803           71,597          77,244
                                                             ------            ------           ------          ------
        Pre-tax net income                                   17,254            23,499           29,299          36,461
        Income taxes                                          3,844             7,142            7,898          11,460
                                                              -----             -----            -----          ------
        Net income                                         $ 13,410          $ 16,357         $ 21,401        $ 25,001
                                                           --------          --------         --------        --------

                 1998
                 ----
        Premiums and other insurance
           revenues                                         $50,593           $57,946          $62,445         $67,327
        Net investment income                                 3,262             2,410            2,469           2,989
        Net realized capital gains (losses)                     156                13             (46)             (24)
                                                  -------       --- --------       -- ------      ---- ------      ----
        Total revenues                                       54,011            60,369           64,868          70,292
        Benefits and expenses                                46,764            42,220           48,471          69,164
                                                             ------            ------                           ------
        Pre-tax net income                                    7,247            18,149           16,397           1,128
        Income taxes                                          1,175             4,174            2,223             582
                                                              -----             -----            ----- --          ---
        Net income                                           $6,072           $13,975          $14,174            $546
                                                             ======           =======          =======            ====

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT B CLASS 7

                                                                                     Independent Auditor's Report

       To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account B - Class 7 and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
       Shelton, Connecticut

We have audited the accompanying statement of assets,  liabilities and contractowners' equity of the fifty-five sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class
7, referred to in Note 1, as of December 31, 2000,  and the related  statements of operations  and changes in net assets for the period from May 1, 2000 (date  operations  commenced) to December 31,
2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement  presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the financial  position of the fifty-five  sub-accounts of American  Skandia Life Assurance
Corporation  Variable  Account B - Class 7,  referred to in Note 1, at December 31, 2000,  and the results of their  operations  and changes in their net assets for the period from May 1, 2000 (date operations commenced) to December 31, 2000 in conformity with accounting principles generally accepted in the United States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------        --------------------------------------------------------------------------------------------------

                                   ASSETS                                                                            LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
American Skandia Trust ( AST ):                                                                        Payable to American Skandia Life Assurance Corporation                                   $ 16,062
         Alliance Growth &Income Porfolio - 16,964 shares (cost $351,292)           $ 362,616         Payable to Nike Funds                                                                      11,463
         Jancap Growth Portfolio - 53,096 shares (cost $2,191,146)                   1,862,616         Payable to INVESCO                                                                            256
         Money Market Portfolio - 305,109 shares (cost $305,109)                       305,017
                                                                                                                                                                                      -------------------
         Neuberger &Berman Mid-Cap Value Portfolio - 11,940 shares (cost $187,714)    201,113                                   Total Liabilities                                                27,781
         AIM Balanced Portfolio - 23,382 shares (cost $329,301)                        310,983
         T. Rowe Price Asset Allocation Portfolio - 1,349 shares (cost $24,302)         24,416
         Pimco Total Return Bond Portfolio - 35,875 shares (cost $404,714)             416,091                       NET ASSETS
         Federated High Yield Bond Portfolio - 12,487 shares (cost $124,176)           121,185                                                                            Unit
         Janus Small Cap Growth Portfolio - 977 shares (cost $23,409)                   19,801         Contractowners' Equity                         Units                 Value
         Invesco Equity Income Portfolio - 5,044 shares (cost $87,416)                  88,685              AST - Alliance Growth & Income Port              34,439           $ 10.53            362,616
         Neuberger &Berman Mid-Cap Growth Portfolio - 16,556 shares (cost $385,062)   358,056              AST - Jancap Growth                             235,747              7.90          1,862,616
         Pimco Limited Bond Portfolio - 1,855 shares ( cost $20,548)                    20,553              AST - Money Market                               29,567             10.32            305,017
         Alliance Growth Portfolio - 54,367 shares (cost $913,650)                     823,667              AST - Neuberger & Berman Mid-Cap Value           16,574             12.13            201,113
         American Century Income & Growth Portfolio - 50,974 shares (cost $676,601)    663,686              AST - AIM Balanced                               30,678             10.14            310,983
         American Century Strategic Balanced Portfolio - 1,247 shares (cost $17,202)    17,035              AST - T. Rowe Price Asset Allocation              2,412             10.12             24,416
         Gabelli Small-Cap Value Portfolio - 13,452 shares (cost $166,636)             175,079              AST - Pimco Total Return Bond                    37,918             10.97            416,091
         Cohen & Steers Real Estate Portfolio - 18,827 shares (cost $184,171)          191,592              AST - Federated High Yield Bond                  12,929              9.37            121,185
         Sanford Bernstein Mgt Idx 500 Portfolio - 7,451 shares (cost $96,280)          94,037              AST - Janus Small Cap Growth                        978             20.25             19,801
         Marsico Capital Growth Portfolio - 64,108 shares (cost $1,181,019)          1,160,357              AST - Invesco Equity Income                       8,596             10.32             88,685
         Lord Abbett Small Cap Value Portfolio - 12,298 shares (cost $161,648)         178,852              AST - Neuberger & Berman Mid-Cap Growth          36,882              9.71            358,056
         Kemper Small Cap Portfolio - 27,979 shares (cost $365,074)                    327,847              AST - Pimco Limited Bond                          1,940             10.59             20,553
         MFS Growth Portfolio - 2,831 shares (cost $32,877)                             29,887              AST - Alliance Growth Portfolio                  97,356              8.46            823,667
         MFS Growth with Income Portfolio - 1,844 shares (cost $19,757)                 19,354              AST - American Century Income & Growth           70,887              9.36            663,686
         Alger All-Cap Growth Portfolio - 39,246 shares (cost $302,402)                268,342              AST - American Century Strategic Balanced         1,725              9.87             17,035
         Janus Mid-Cap Growth Portfolio - 2,629 shares (cost $19,999)                   17,387              AST - Gabelli Small-Cap Value                    15,339             11.41            175,079
         Federated Aggressive Growth Portfolio - 242 shares (cost $2,140)                2,202              AST - Cohen & Steers Real Estate                 16,557             11.57            191,592
         Gabelli All-Cap Value Portfolio - 12,867 shares (cost $127,895)               129,802              AST - Sanford Bernstein Mgt Idx 500               9,941              9.46             94,037
         Janus Strategic Value Portfolio - 441 shares (cost $4,279)                      4,340              AST - Marsico Capital Growth                    114,992             10.09          1,160,357
         Lord Abbett Bond Debenture Portfolio - 425 shares (cost $4,279)                 4,308              AST - Lord Abbett Small Cap Value                14,220             12.58            178,852
         AIM International Equity Portfolio - 13,833 shares (cost $316,066)            304,840              AST - Kemper Small Cap                           35,743              9.17            327,847
         Founders Passport Portfolio - 11,025 shares (cost $196,725)                   164,197              AST - MFS Growth Portfolio                        3,089              9.68             29,887
         Janus Overseas Growth Portfolio - 6,771 shares (cost $137,073)                126,650              AST - MFS Growth with Income Portfolio            1,919             10.09             19,354
         Am Cent Intl Growth I Portfolio - 17,536 shares (cost $323,004)               318,402              AST - Alger All-Cap Growth Portfolio             30,915              8.68            268,342
         MFS Global Equity Portfolio - 21,992 shares (cost $227,040)                   224,935              AST - Janus Mid-Cap Growth                        2,473              7.03             17,387
         Scudder Japan Portfolio - 0 shares (cost $0)                                        -              AST - Federated Aggressive Growth                   243              9.08              2,202
         Kinetics Internet Portfolio - 0 shares (cost $0)                                    -              AST - Gabelli All-Cap Value                      12,895             10.07            129,802
         T. Rowe Price Natural Resources Portfolio - 0 shares (cost $0)                      -              AST - Janus Strategic Value                         442              9.83              4,340
         T. Rowe Price Global Bond Portfolio - 0 shares (cost $0)                            -              AST - Lord Abbett Bond Debenture                    425             10.13              4,308
Evergreen Funds:                                                                                            AST - AIM International Equity                   33,897              8.99            304,840
        VA Global Leaders Fund - 242 shares (cost $3,440)                                3,487              AST - Founders Passport                          20,311              8.08            164,197
        VA Special Equity Fund - 0 shares (cost $0)                                          -              AST - Janus Overseas Growth                       6,782             18.68            126,650
INVESCO Variable Trust:                                                                                     AST - Am Cent Intl Growth I                      32,368              9.84            318,402
        VIF Technology Fund - 7,307 shares (cost $240,869)                             207,244              AST - MFS Global Equity Portfolio                23,151              9.72            224,935
        VIF Financial Services Fund - 8,761 shares (cost $111,463)                     121,197              AST - Scudder Japan Portfolio                         -                 -                  -
        VIF Telecommunications Fund - 13,453 shares (cost $190,575)                    162,915              AST - Kinetics Internet Portfolio                     -                 -                  -
        VIF Health Sciences Fund - 20,743 shares (cost $424,099)                       433,318              AST - T. Rowe Price Natural Resources Portfolio       -                 -                  -
        VIF Dynamics Fund - 12,222 shares (cost $236,019)                              222,519              AST - T. Rowe Price Global Bond Portfolio             -                 -                  -
Montgomery Funds:                                                                                           Evergreen - VA Global Leaders Fund                  350              9.96              3,487
        Emerging Markets Fund - 3,485 shares (cost $30,246)                             26,974              Evergreen - VA Special Equity Fund                    -                 -                  -
Nike Funds:                                                                                                 INVESCO - VIF Technology Fund                    25,984              7.98            207,244
        First Trust 10 Uncommon Values - 28, 776 shares                                241,376              INVESCO - VIF Financial Services Fund             9,786             12.38            121,197
Profunds:                                                                                                   INVESCO - VIF Telecommunications Fund            20,235              8.05            162,915
        VP Europe - 0 shares (cost $0)                                                       -              INVESCO - VIF Health Sciences Fund               32,969             13.14            433,318
        VP Ultra OTC - 997 shares (cost $49,456)                                        15,386              INVESCO - VIF Dynamics Fund                      22,264              9.99            222,519
        VP UltraSmall-Cap - 1,072 shares (cost $39,203)                                 29,581              Montgomery - Emerging Markets                     3,293              8.19             26,974
Rydex Funds:                                                                                                Nike - First Trust 10 Uncommon Values            32,451              7.44            241,376
        Nova Fund - 14,440 shares (cost $211,230)                                      200,472              Profunds - VP Europe                                  -                 -                  -
        Ursa Fund - 0 shares (cost $0)                                                       -              Profunds - VP Ultra OTC                           3,787              4.06             15,386
        OTC Funfd - 15,890 shares (cost $432,351)                                      362,717              Profunds - VP UltraSmall-Cap                      3,174              9.32             29,581
Wells Fargo Variable Trust (WFVT):                                                                          Rydex - Nova                                     22,973              8.73            200,472
        Equity Value Fund - 359 shares (cost $3,412)                                     3,464              Rydex - Ursa                                          -                 -                  -
        Equity Income Fund - 0 shares (cost $0)                                              -              Rydex - OTC                                      51,764              7.01            362,717
                                                                             ------------------
                          Total Invested Assets                                     11,368,580              WFVT - Equity Value                                 327             10.59              3,464
                                                                                                            WFVT - Equity Income                                  -                 -                  -
                                                                                                                                                                                      -------------------
Receivable from AST                                                                     27,781                                   Total Contractowner's Equity                                 11,368,580
                                                                             ------------------
                          Total Receivables                                             27,781

                                                                             ------------------                                                                                       -------------------
                          Total Assets                                            $ 11,396,361                                   Total Liabilities & Contractowner's Equity                 $ 11,396,361
                                                                             ==================                                                                                       ===================

-----------------------------------------------------------------------------------------------        --------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------

                                                                                         Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                    Class 7 Sub-account
Investing In:                             Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                     Class 7 Sub-account Investing In:
                                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------

                                                                                                                                                                                                                                    AST - T. Rowe      AST -
PIMCO                                                                                                        AST - PIMCO
                                                                                                                  AST - Alliance          AST - JanCap            AST - Money         AST - Neuberger &          AST - AIM         Price Asset
Total Return          AST - Federated         AST - Janus           AST - INVESCO         AST - Neuberger &       Limited Maturity     AST - T. Rowe Price       AST - Alliance        AST - American Cent.    AST - American Cent.        AST - Gabelli
                                                                                                Total             Growth and Income          Growth                 Market            Berman Midcap Value        Balanced           Allocation            Bond
               High Yield          Small Cap Growth        Equity Income         Berman Midcap Growth          Bond              Nat Resources              Growth             Growth & Income         Strategic Balanced        Small Cap Value
                                                                                         --------------------   -------------------------------------------   --------------------   -------------------------------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------------------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
INVESTMENT INCOME:
   Income
       Dividends                                                                                     $ 8,387                    $ -                    $ -                $ 8,387                    $ -                    $ -             $ -
    $ -                    $ -                   $ -                     $ -                    $ -                     $ -                    $ -                    $ -                     $ -                        $ -                    $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                            (14,846)                  (548)                (5,067)                (1,705)                  (387)                  (642)            (34)
   (823)                  (382)                  (32)                   (134)                  (908)                     (1)                     -                 (2,635)                 (1,225)                       (53)                  (270)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET INVESTMENT INCOME (LOSS)                                                                          (6,459)                  (548)                (5,067)                 6,682                   (387)                  (642)            (34)
  (823)                  (382)                  (32)                   (134)                  (908)                     (1)                     -                 (2,635)                 (1,225)                       (53)                  (270)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                             2,586,239                 21,493                 93,361              1,972,188                 13,854                 26,069             121
 90,108                103,700                   209                  50,997                119,206                       -                  8,443                 53,713                   3,482                     25,876                  3,419
   Cost of Securities Sold                                                                         2,663,925                 21,971                121,041              1,972,188                 13,439                 27,690             124
 88,440                110,715                   237                  50,217                148,746                       -                  8,789                 66,411                   3,820                     26,576                  3,521
                                                                                                                                                                                                       0
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
       Net Gain (Loss)                                                                               (77,686)                  (478)               (27,680)                     -                    415                 (1,621)             (3)
 1,668                 (7,015)                  (28)                    780                (29,540)                      -                   (346)               (12,698)                   (338)                      (700)                  (102)
   Short-Term Capital Gain Distributions Received                                                          0                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
   Long-Term Capital Gain Distributions Received                                                           0                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET REALIZED GAIN (LOSS)                                                                             (77,686)                  (478)               (27,680)                     -                    415                 (1,621)             (3)
  1,668                 (7,015)                  (28)                    780                (29,540)                      -                   (346)               (12,698)                   (338)                      (700)                  (102)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                     -                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
   End of Period                                                                                     437,074                (11,368)               328,530                      -                (13,478)                18,318            (147)
(11,433)                 2,925                 3,576                  (1,302)                26,956                      (6)                     -                 89,983                  12,915                        114                 (8,509)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET UNREALIZED GAIN (LOSS)                                                                          (437,074)                11,368               (328,530)                     -                 13,478                (18,318)            147
 11,433                 (2,925)               (3,576)                  1,302                (26,956)                      6                      -                (89,983)                (12,915)                      (114)                 8,509
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $ (521,219)              $ 10,342             $ (361,277)               $ 6,682               $ 13,506              $ (20,581)          $ 110
$ 12,278              $ (10,322)             $ (3,636)                $ 1,948              $ (57,404)                    $ 5                 $ (346)            $ (105,316)              $ (14,478)                    $ (867)               $ 8,137
                                                                                         ====================   ====================   ====================   ====================   ====================   ====================   =============
====================   ====================   ===================   =====================   ====================   =====================  =====================   ====================   =====================   ========================  =====================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------

                                                                                         Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                    Class 7 Sub-account
Investing In:                             Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                     Class 7 Sub-account Investing In:
                                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------

                                                                                                                                                                                 AST - Janus             AST - American
                                                                                              AST - C&S              AST - SB             AST - Marsico        AST - Lord Abbett        AST - Kemper             AST - MFS          AST - MFS          AST
- Alger            AST - Janus         AST - Federated         AST - Gabelli            AST - Janus         AST - Lord Abbett          AST - AIM            AST - Founders            Oversease           Century International         AST - MFS
                                                                                             Real Estate           Mgt Index 500         Capital Growth       Small Capitalization        Small Cap               Growth           Growth with IncomeAll-Cap
Growth         Mid-Cap Growth       Aggressive Growth        All-Cap Value          Strategic Value         Bond Debenture      International Equity         Passport                 Growth                   Growth I             Global Equity
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   ------------
------------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  -
--------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                         $ -                    $ -                    $ -                    $ -                    $ -                    $ -             $ -
    $ -                    $ -                   $ -                     $ -                    $ -                     $ -                    $ -                    $ -                     $ -                        $ -                   $ 30
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                               (173)                  (172)                (2,770)                  (294)                  (504)                  (106)            (64)
   (520)                   (67)                    -                     (23)                    (1)                     (1)                  (460)                  (482)                   (209)                      (691)                  (372)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET INVESTMENT INCOME (LOSS)                                                                            (173)                  (172)                (2,770)                  (294)                  (504)                  (106)            (64)
  (520)                   (67)                    -                     (23)                    (1)                     (1)                  (460)                  (482)                   (209)                      (691)                  (342)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                 1,020                  1,409                 83,562                  8,291                 39,200                  6,664           4,865
 19,078                 19,310                     -                       -                      -                       -                 32,377                  6,280                   6,148                     27,939                 15,402
   Cost of Securities Sold                                                                               959                  1,515                 95,325                  8,097                 47,521                  7,873           5,073
 24,019                 26,801                     -                       -                      -                       -                 36,351                  7,436                   6,747                     31,450                 15,482

                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
       Net Gain (Loss)                                                                                    61                   (106)               (11,763)                   194                 (8,321)                (1,209)           (208)
(4,941)                (7,491)                    -                       -                      -                       -                 (3,974)                (1,156)                   (599)                    (3,511)                   (80)
   Short-Term Capital Gain Distributions Received                                                          -                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
   Long-Term Capital Gain Distributions Received                                                           -                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET REALIZED GAIN (LOSS)                                                                                  61                   (106)               (11,763)                   194                 (8,321)                (1,209)           (208)
 (4,941)                (7,491)                    -                       -                      -                       -                 (3,974)                (1,156)                   (599)                    (3,511)                   (80)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                     -                      -                      -                      -                      -                      -               -
      -                      -                     -                       -                      -                       -                      -                      -                       -                          -                      -
   End of Period                                                                                      (7,491)                 2,181                 20,663                (17,283)                37,160                  2,985             340
 33,961                  2,544                   (63)                 (1,930)                   (62)                    (30)                11,195                 32,459                  10,329                      4,541                  2,060
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET UNREALIZED GAIN (LOSS)                                                                             7,491                 (2,181)               (20,663)                17,283                (37,160)                (2,985)           (340)
(33,961)                (2,544)                   63                   1,930                     62                      30                (11,195)               (32,459)                (10,329)                    (4,541)                (2,060)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------   ---------------------   --------------------   ---------------------  ---------------------   --------------------   ---------------------   ------------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      $ 7,379               $ (2,459)             $ (35,196)              $ 17,183              $ (45,985)              $ (4,300)         $ (612)             $
(39,422)             $ (10,102)                 $ 63                 $ 1,907                   $ 61                    $ 29              $ (15,629)             $ (34,097)              $ (11,137)                  $ (8,743)              $ (2,482)
                                                                                         ====================   ====================   ====================   ====================   ====================   ====================   =============
====================   ====================   ===================   =====================   ====================   =====================  =====================   ====================   =====================   ========================  =====================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------
See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------

                                                     ---

                                                                                         Class 7 Sub-account Investing In:                                    Class 7 Sub-account Investing In:                                    Class 7 Sub-account
Investing In:                             Class 7 Sub-account Investing In:
                                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                                                                                                                  Montgomery                Nike
                                                                                            INVESCO - VIF          INVESCO - VIF          INVESCO - VIF            Emerging            First Trust 100          ProFunds VP        ProFunds VP
Rydex                  Rydex                  WFVT
                                                                                         Telecommunications       Health Sciences           Dynamics                Markets              Unc Values              Ultra OTC         UltraSmall Cap         Nova
                   OTC               Equity Value
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

INVESTMENT INCOME:
   Income
       Dividends                                                                                         $ -                    $ -                    $ -                    $ -                    $ -                    $ -            $ 16
   $ 79                    $ -                   $ 9
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                               (326)                  (582)                  (468)                   (68)                  (827)                  (118)           (128)
   (208)                  (383)                  (17)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------
NET INVESTMENT INCOME (LOSS)                                                                            (326)                  (582)                  (468)                   (68)                  (827)                  (118)           (112)
   (129)                  (383)                   (8)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                17,479                 11,039                 49,650                    272                 20,079                  8,068           3,682
    432                  1,922
   Cost of Securities Sold                                                                            26,637                 10,531                 63,954                    272                 27,559                 20,422           4,662
    533                  2,910

                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------
       Net Gain (Loss)                                                                                (9,158)                   508                (14,304)                     -                 (7,480)               (12,354)           (980)
   (101)                  (988)                    -
   Short-Term Capital Gain Distributions Received                                                        294                    192                     66                      -                      -                  1,572             357
    236                    547                     -
   Long-Term Capital Gain Distributions Received                                                           -                     19                    102                      -                      -                  1,582              96
    372                     63                     -
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

NET REALIZED GAIN (LOSS)                                                                              (8,864)                   719                (14,136)                     -                 (7,480)                (9,200)           (527)
    507                   (378)                    -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                     -                      -                      -                      -                      -                      -               -
      -                      -                     -
   End of Period                                                                                      27,660                 (9,219)                13,462                  3,204                 47,575                 34,060           9,596
 10,662                 69,582                   (98)
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

NET UNREALIZED GAIN (LOSS)                                                                           (27,660)                 9,219                (13,462)                (3,204)               (47,575)               (34,060)         (9,596)
(10,662)               (69,582)                   98
                                                                                         --------------------   --------------------   --------------------   --------------------   --------------------   --------------------   -------------
--------------------   --------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    $ (36,850)               $ 9,356              $ (28,066)              $ (3,272)             $ (55,882)             $ (43,378)      $ (10,235)             $
(10,284)             $ (70,343)                 $ 90
                                                                                         ====================   ====================   ====================   ====================   ====================   ====================   =============
====================   ====================   ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    Class 7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:                                                                 Class
7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                            AST - T. Rowe        AST - PIMCO
                                        AST - PIMCO
                                                                           AST - Alliance      AST - JanCap       AST - Money      AST - Neuberger &       AST - AIM         Price Asset        Total Return       AST - Federated       AST - Janus
 AST - INVESCO      AST - Neuberger &    Limited Maturity  AST - T. Rowe Price AST - Alliance   AST - American Cent. AST - American Cent.   AST - Gabelli        AST - C&S          AST - SB
                                                           Total         Growth and Income        Growth             Market       Berman Midcap Value       Balanced          Allocation            Bond             High Yield       Small Cap Growth
Equity Income     Berman Midcap Growth         Bond          Nat Resources         Growth         Growth & Income     Strategic Balanced   Small Cap Value      Real Estate       Mgt Index 500
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net Investment Income (Loss)                              $ (6,804)            $ (548)          $ (5,067)           $ 6,682               $ (387)            $ (642)             $ (34)             $ (823)             $ (382)              $ (32)
       $ (134)                $ (908)              $ (1)               $ -          $ (2,635)            $ (1,225)               $ (53)            $ (270)            $ (173)           $ (172)
     Net Realized Gain (Loss)                                    (77,731)              (478)           (27,680)                 -                  415             (1,621)                (3)              1,668              (7,015)                (28)
          780                (29,540)                 -               (346)          (12,698)                (338)                (700)              (102)                61              (106)
     Net Unrealized Gain (Loss) On Investments                  (431,764)            11,368           (328,530)                 -               13,478            (18,318)               147              11,433              (2,925)             (3,576)
        1,302                (26,956)                 6                  -           (89,983)             (12,915)                (114)             8,509              7,491            (2,181)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                         (516,299)            10,342           (361,277)             6,682               13,506            (20,581)               110              12,278             (10,322)             (3,636)
        1,948                (57,404)                 5               (346)         (105,316)             (14,478)                (867)             8,137              7,379            (2,459)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        8,129,944            344,548          2,227,655          2,277,536              142,203            331,153             24,428             337,560             152,163              23,646
       87,809                239,339             20,548              8,789           925,189              595,456               17,003            169,595            123,020            82,304
     Net Transfers Between Sub-accounts                                -             10,034             47,731         (1,971,539)              47,552              3,296                  -              70,310             (20,274)                  -
            -                178,138                  -             (8,443)           54,843               85,193                    -             (1,473)            61,098            15,090
     Surrenders                                                 (128,974)            (2,308)           (51,493)            (7,662)              (2,148)            (2,885)              (122)             (4,059)               (382)               (209)
       (1,072)                (2,017)                 -                  -           (51,049)              (2,485)                 899             (1,180)                95              (898)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        8,000,970            352,274          2,223,893            298,335              187,607            331,564             24,306             403,813             131,507              23,437
       86,737                415,460             20,548                346           928,983              678,164               17,902            166,942            184,213            96,496
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        7,484,671            362,616          1,862,616            305,017              201,113            310,983             24,416             416,091             121,185              19,801
       88,685                358,056             20,553                  -           823,667              663,686               17,035            175,079            191,592            94,037
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                               -                  -                  -                  -                    -                  -                  -                   -                   -                   -
            -                      -                  -                  -                 -                    -                    -                  -                  -                 -
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                           $ 7,484,671          $ 362,616        $ 1,862,616          $ 305,017            $ 201,113          $ 310,983           $ 24,416           $ 416,091           $ 121,185            $ 19,801
     $ 88,685              $ 358,056           $ 20,553                $ -         $ 823,667            $ 663,686             $ 17,035          $ 175,079          $ 191,592          $ 94,037
                                                    ===========================================================================================================================================================================================
===============================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    Class 7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:                                                                 Class
7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           AST - Janus      AST - American
                                                       AST - Marsico     AST - Lord Abbett     AST - Kemper        AST - MFS           AST - MFS          AST - Alger        AST - Janus       AST - Federated      AST - Gabelli        AST - Janus      AST
- Lord Abbett        AST - AIM          AST - Founders       Oversease      Century International  AST - MFS          Evergreen - VA      INVESCO - VIF      INVESCO - VIF      INVESCO - VIF
                                                       Capital Growth    Small Capitalization   Small Cap            Growth        Growth with Income    All-Cap Growth     Mid-Cap Growth    Aggressive Growth     All-Cap Value      Strategic Value
Bond Debenture     International Equity       Passport            Growth            Growth I        Global Equity        Global Leaders        Technology     Financial Services Telecommunications
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net Investment Income (Loss)                              $ (2,770)            $ (294)            $ (504)            $ (106)               $ (64)            $ (520)             $ (67)                $ -               $ (23)               $ (1)
         $ (1)                $ (460)            $ (482)            $ (209)           $ (691)              $ (342)                 $ -             $ (388)            $ (260)           $ (326)
     Net Realized Gain (Loss)                                    (11,763)               194             (8,321)            (1,209)                (208)            (4,941)            (7,491)                  -                   -                   -
            -                 (3,974)            (1,156)              (599)           (3,511)                 (80)                 (39)           (22,253)              (209)           (8,864)
     Net Unrealized Gain (Loss) On Investments                   (20,663)            17,283            (37,160)            (2,985)                (340)           (33,961)            (2,544)                 63               1,930                  62
           30                (11,195)           (32,459)           (10,329)           (4,541)              (2,060)                  48            (33,552)             9,791           (27,660)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          (35,196)            17,183            (45,985)            (4,300)                (612)           (39,422)           (10,102)                 63               1,907                  61
           29                (15,629)           (34,097)           (11,137)           (8,743)              (2,482)                   9            (56,193)             9,322           (36,850)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        1,085,655            125,276            358,503             29,560               15,160            217,587             16,705               2,139                   -               4,279
        4,279                325,972            194,875            145,514           162,482              227,328                3,436            142,618            123,511           139,612
     Net Transfers Between Sub-accounts                          165,112             36,829             13,048              5,001                5,001             94,534              5,001                   -             127,895                   -
            -                 (3,971)             7,520             (6,034)          167,309                    -                    -            116,778             (9,592)           62,229
     Surrenders                                                  (55,214)              (436)             2,281               (374)                (195)            (4,357)             5,783                   -                   -                   -
            -                 (1,532)            (4,101)            (1,693)           (2,646)                  89                   42              4,041             (2,044)           (2,076)
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        1,195,553            161,669            373,832             34,187               19,966            307,764             27,489               2,139             127,895               4,279
        4,279                320,469            198,294            137,787           327,145              227,417                3,478            263,437            111,875           199,765
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        1,160,357            178,852            327,847             29,887               19,354            268,342             17,387               2,202             129,802               4,340
        4,308                304,840            164,197            126,650           318,402              224,935                3,487            207,244            121,197           162,915
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                               -                  -                  -                  -                    -                  -                  -                   -                   -                   -
            -                      -                  -                  -                 -                    -                    -                  -                  -                 -
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                           $ 1,160,357          $ 178,852          $ 327,847           $ 29,887             $ 19,354          $ 268,342           $ 17,387             $ 2,202           $ 129,802             $ 4,340
      $ 4,308              $ 304,840          $ 164,197          $ 126,650         $ 318,402            $ 224,935              $ 3,487          $ 207,244          $ 121,197         $ 162,915
                                                    ===========================================================================================================================================================================================
===============================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    Class 7 Sub-account Investing In:                                                                  Class 7 Sub-account Investing In:
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                Montgomery            Nike
                                                       INVESCO - VIF       INVESCO - VIF         Emerging       First Trust 100       ProFunds VP         ProFunds VP           Rydex               Rydex               WFVT
                                                      Health Sciences         Dynamics           Markets           Unc Values          Ultra OTC         UltraSmall Cap          Nova                OTC            Equity Value
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net Investment Income (Loss)                                $ (582)            $ (468)             $ (68)            $ (827)              $ (118)            $ (112)            $ (129)             $ (383)               $ (8)
     Net Realized Gain (Loss)                                        719            (14,136)                 -             (7,480)              (9,200)              (527)               507                (378)                  -
     Net Unrealized Gain (Loss) On Investments                     9,219            (13,462)            (3,204)           (47,575)             (34,060)            (9,596)           (10,662)            (69,582)                 98
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                            9,356            (28,066)            (3,272)           (55,882)             (43,378)           (10,235)           (10,284)            (70,343)                 90
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                          307,824            279,075             30,518            313,121               59,331             40,393                 13             101,368               3,571
     Net Transfers Between Sub-accounts                          120,997            (22,102)                 -                  -               (1,586)                 -            211,076             333,399                   -
     Surrenders                                                   (4,859)            (6,388)              (272)           (15,863)               1,019               (577)              (333)             (1,707)               (197)
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                          423,962            250,585             30,246            297,258               58,764             39,816            210,756             433,060               3,374
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          433,318            222,519             26,974            241,376               15,386             29,581            200,472             362,717               3,464
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                               -                  -                  -                  -                    -                  -                  -                   -                   -
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                             $ 433,318          $ 222,519           $ 26,974          $ 241,376             $ 15,386           $ 29,581          $ 200,472           $ 362,717             $ 3,464
                                                    =================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account B - Class 7

Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

         American Skandia Life Assurance  Corporation Variable Account B - Class 7 (the "Account") is a separate investment account of American Skandia Life Assurance  Corporation  ("American Skandia" or "Company").  The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.  The Account commenced operations May 1, 2000.

         As of December 31, 2000, the Account consisted of fifty-five  sub-accounts.  These financial  statements  report on all fifty-five  sub-accounts  offered in the American Skandia Variable  Immediate Annuity and Advisor Income Annuity.
         Each of the fifty-five  sub-accounts invests only in a single corresponding  portfolio of either American Skandia Trust, Montgomery Variable Series, Wells Fargo Variable Trust, Rydex Variable Trust, INVESCO Variable Investment Funds,
         Inc.,  ProFunds VP, Evergreen  Variable  Annuity Trust, or First Defined  Portfolio Fund LLC. (the "Trusts").  American Skandia  Investment  Services,  Incorporated,  an affiliate of American  Skandia,  is the investment  manager for
         American Skandia Trust, while AIM Capital Management,  Inc., Lord Abbett & Co., Janus Capital Corporation,  J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated,  Federated Investment Counseling,  T. Rowe
         Price Associates,  Inc., T. Rowe Price International,  Inc., Founders Asset Management,  LLC, Pacific Investment Management Company,  INVESCO Funds Group Inc., American Century Investment Management,  Inc., Marsico Capital Management
         LLC, Cohen and Steers Capital

         Management,  Inc.,  Massachusetts Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital Management,  L.P., Fred Alger Management,  Inc., GAMCO Investors,  Inc., Zurich Scudder Investments,  Inc., and Kinetics
         Asset Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery Variable Series. Wells Fargo Bank N.A. is the investment advisor for the Wells Fargo Variable Trust. PADCO
         Advisors II, Inc. is the investment  advisor for the Rydex Variable Trust.  INVESCO Funds Group,  Inc. is the investment  advisor for the INVESCO Variable  Investment  Funds,  Inc.  ProFund Advisors LLC is the investment  advisor for
         ProFunds VP. Evergreen Asset Management Corp. is the investment advisor for Evergreen VA Global Leaders.  Meridian  Investment  Company is the investment advisor for the Evergreen VA Special Equity Fund. First Trust Advisors,  L.P is
         the advisor for First Defined Portfolio Fund, LLC.

         The investment advisors are paid fees for their services by the respective Trusts.

         The annuities referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

         During 2000, the following  sub-accounts  incurred a name change or sub-advisor  change: AST Gabelli Small-Cap Value (formerly AST T. Rowe Price Small Company Value);  AST Alliance Growth (formerly AST Oppenheimer  Large-Cap Growth),
         AST Sanford Bernstein Managed Index 500
1.       ORGANIZATION - continued:

         (formerly AST Bankers Trust Managed Index 500), AST Alliance Growth and Income (formerly AST Lord Abbett             Growth and Income),  AST T. Rowe Price Global Bond  (formerly AST T. Rowe Price  International  Bond) and ProFund VP
         UltraSmall-Cap (formerly ProFund VP Small Cap).

 2.      VALUATION OF INVESTMENTS

         The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

         The preparation of financial  statements,  in conformity with accounting  principles  generally  accepted in the United States,  requires that management make estimates and assumptions  that affect the reported  amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.       INCOME TAXES

         American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account; therefore, no charges for federal income taxes are currently deducted from the Account.  If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

         Under  current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several  states.  The Company does not  anticipate  that these will be  significant.  However,  American  Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

            Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the  diversification  requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.       CONTRACT CHARGES

         The following contract charges are paid to American Skandia, which provides administrative services to the Account:

         Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.10% of the net assets.

         Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets.

         Transfer Fees - Charged at a rate of $10 for each transfer after the 20th for each contract owner account, in each annuity year.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                                        AST              AST - PIMCO
                                                                                                 AST - PIMCO
                                                                                               AST - Alliance            AST - JanCap           AST - Money          AST - Neuberger &          AST - AIM         T. Rowe Price        Total Return
AST - Federated           AST - Janus           AST - INVESCO          AST - Neuberger &          Limited Maturity       AST - T. Rowe Price       AST - Alliance       AST - American Cent.        AST - American Cent.         AST - Gabelli
                                                                                             Growth and Income              Growth                 Market           Berman Midcap Value          Balanced         Asset Allocation          Bond
High Yield          Small Cap Growth         Equity Income         Berman Midcap Growth              Bond              Natural Resources            Growth             Growth &Income            Strategic Balanced         Small Cap Value
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
                                                                                                Period Ended             Period Ended           Period Ended           Period Ended            Period Ended         Period Ended        Period Ended
Period Ended           Period Ended           Period Ended              Period Ended              Period Ended             Period Ended           Period Ended            Period Ended                Period Ended              Period Ended
                                                                                               Dec. 31, 2000             Dec. 31, 2000         Dec. 31, 2000           Dec. 31, 2000           Dec. 31, 2000       Dec. 31, 2000        Dec. 31, 2000
Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000            Dec. 31, 2000              Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000           Dec. 31, 2000               Dec. 31, 2000             Dec. 31, 2000
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
Units Outstanding Beginning of the Period                                                                       -                        -                  -                            -                  -                     -                  -
            -                        -                    -                             -                      -                         -                   -                           -                           -                      -
Units Purchased                                                                                            33,892                  238,136            222,631                       12,612             30,670                 2,424             31,706
       15,315                      988                8,623                        21,376                  1,940                       860              98,220                      61,986                       1,725                 15,635
Units Transferred Between Sub-accounts                                                                        954                    4,776           (192,307)                       4,139                268                     -              6,605
       (2,228)                       -                    -                        15,914                      -                      (860)              5,030                       9,168                           -                   (135)
Units Surrendered                                                                                            (407)                  (7,165)              (757)                        (177)              (260)                  (12)              (393)
         (158)                     (10)                 (27)                         (408)                     -                         -              (5,894)                       (267)                          -                   (161)
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
Units Outstanding End of the Period                                                                        34,439                  235,747             29,567                       16,574             30,678                 2,412             37,918
       12,929                      978                8,596                        36,882                  1,940                         -              97,356                      70,887                       1,725                 15,339
                                                                                           =======================   ======================    ===============   ==========================   ================   ===================   ================
===================   ======================   ==================   ===========================   ====================   =======================   =================   =========================   =========================    ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                                                                                                                    AST - Janus              AST - American
                                                                                                 AST - C&S               AST - Sanford         AST - Marsico         AST - Lord Abbett         AST - Kemper          AST - MFS            AST - MFS
  AST - Alger             AST - Janus          AST - Federated           AST - Gabelli               AST - Janus          AST - Lord Abbett          AST - AIM             AST - Founders                 Overseas             Century International
                                                                                                Real Estate          Bernstein Mgt Idx 500     Capital Growth      Small Capitalization          Small Cap             Growth          Growth with Income
All-Cap Growth         Mid-Cap Growth         Aggressive Growth         All-Cap Value             Strategic Value          Bond Debenture        International Equity        Passport                     Growth                   Growth I
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   --------
------------------------------   ----------------------   ------------------------------------------------   --------------------   -----------------------   ---------------------------------------------   -------------------------    -------------------
                                                                                                Period Ended             Period Ended           Period Ended           Period Ended            Period Ended         Period Ended        Period Ended
Period Ended           Period Ended           Period Ended              Period Ended              Period Ended             Period Ended           Period Ended            Period Ended                Period Ended              Period Ended
                                                                                               Dec. 31, 2000             Dec. 31, 2000         Dec. 31, 2000           Dec. 31, 2000           Dec. 31, 2000       Dec. 31, 2000        Dec. 31, 2000
Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000            Dec. 31, 2000              Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000           Dec. 31, 2000               Dec. 31, 2000             Dec. 31, 2000
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
Units Outstanding Beginning of the Period                                                                       -                        -                  -                            -                  -                     -                  -
            -                        -                    -                             -                      -                         -                   -                           -                           -                      -
Units Purchased                                                                                            11,290                    8,608            104,249                       11,112             34,702                 2,715              1,480
       20,983                    2,053                  243                             -                    442                       425              34,560                      20,151                       7,184                 15,824
Units Transferred Between Sub-accounts                                                                      5,357                    1,423             16,221                        3,229              1,217                   433                468
       10,469                      444                    -                        12,895                      -                         -                (476)                        730                        (327)                16,871
Units Surrendered                                                                                             (90)                     (90)            (5,478)                        (121)              (176)                  (59)               (29)
         (537)                     (24)                   -                             -                      -                         -                (187)                       (570)                        (75)                  (327)
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------   -------------------------   -------------------------    -------------------
Units Outstanding End of the Period                                                                        16,557                    9,941            114,992                       14,220             35,743                 3,089              1,919
       30,915                    2,473                  243                        12,895                    442                       425              33,897                      20,311                       6,782                 32,368
                                                                                           =======================   ======================    ===============   ==========================   ================   ===================   ================
===================   ======================   ==================   ===========================   ====================   =======================   =================   =========================   =========================    ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                                                                                 AST - MFS              Evergreen - VA         Evergreen - VIF        Evergreen - VIF         Evergreen - VIF     Evergreen - VIF      Evergreen - VIF
Montgomery                Nike                 Profunds                  Profunds                    Rydex                   Rydex                   WFVT
                                                                                               Global Equity            Global Leaders          Technology Fund   Financial Services Fund     Telecomm. Fund     Health Sciences Fund   Dynamics Fund
Emerging Mkts          First Trust 10          VP Ultra OTC           VP UltraSmall Cap                Nova                     OTC                Equity Value
                                                                                           -----------------------   ----------------------    --------------------------------------------   ----------------   --------------------------------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------
                                                                                                Period Ended             Period Ended           Period Ended           Period Ended            Period Ended         Period Ended        Period Ended
Period Ended           Period Ended           Period Ended              Period Ended              Period Ended             Period Ended           Period Ended
                                                                                               Dec. 31, 2000             Dec. 31, 2000         Dec. 31, 2000           Dec. 31, 2000           Dec. 31, 2000       Dec. 31, 2000        Dec. 31, 2000
Dec. 31, 2000           DEC. 31, 2000          Dec. 31, 2000            Dec. 31, 2000              Dec. 31, 2000           Dec. 31, 2000          DEC. 31, 2000
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------
Units Outstanding Beginning of the Period                                                                       -                        -                  -                            -                  -                     -                  -
            -                        -                    -                             -                      -                         -                   -
Units Purchased                                                                                            23,166                      350             12,453                       10,903             13,189                23,845             25,292
        3,325                   34,767                4,863                         3,418                      -                    10,511                 341
Units Transferred Between Sub-accounts                                                                          -                        -             13,877                         (852)             7,352                 9,493             (2,833)
            -                        -                 (798)                            -                 23,008                    41,469                   -
Units Surrendered                                                                                             (15)                       -               (346)                        (265)              (306)                 (369)              (195)
          (32)                  (2,316)                (278)                         (244)                   (35)                     (216)                (14)
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------
                                                                                           -----------------------   ----------------------    ---------------   --------------------------   ----------------   -------------------   ----------------
-------------------   ----------------------   ------------------   ---------------------------   --------------------   -----------------------   -----------------
Units Outstanding End of the Period                                                                        23,151                      350             25,984                        9,786             20,235                32,969             22,264
        3,293                   32,451                3,787                         3,174                 22,973                    51,764                 327
                                                                                           =======================   ======================    ===============   ==========================   ================   ===================   ================
===================   ======================   ==================   ===========================   ====================   =======================   =================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 7

NOTES TO FINANCIAL STATEMENTS (continued)

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the period ended December 31, 2000 were as follows:

                                                December 2000                       1999
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
                                                  Purchases         Sales         Purchases        Sales
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
     AST - Alliance Growth & Income Port             $ 373,262        $ 21,493  N/A             N/A
     AST - Jancap Growth                             2,312,162          93,361  N/A             N/A
     AST - Money Market                              2,276,467       1,972,188  N/A             N/A
     AST - Neuberger &Berman Mid-Cap      Value       201,153          13,854  N/A             N/A
     AST - AIM Balanced                                356,992          26,069  N/A             N/A
     AST - T. Rowe Price Asset Allocation               24,426             121  N/A             N/A
     AST - Pimco Total Return Bond                     493,854          90,108  N/A             N/A
     AST - Federated High Yield Bond                   234,871         103,700  N/A             N/A
     AST - Janus Small Cap Growth                       23,646             209  N/A             N/A
     AST - Invesco Equity Income                       137,633          50,997  N/A             N/A
     AST - Neuberger & Berman Mid-Cap Growth           533,808         119,206  N/A             N/A
     AST - Pimco Limited Bond                           20,548               -  N/A             N/A
     AST - T. Rowe Price Natural Resources               8,790           8,443  N/A             N/A
     AST - Alliance Growth Portfolio                   980,061          53,713  N/A             N/A
     AST - American Century Income &Growth            680,421           3,482  N/A             N/A
     AST - American Century Strategic Balanced          43,778          25,876  N/A             N/A
     AST - Gabelli Small-Cap Value                     170,157           3,419  N/A             N/A
     AST - Cohen & Steers Real Estate                  185,130           1,020  N/A             N/A
     AST - Sanford Bernstein Mgt Idx 500                97,796           1,409  N/A             N/A
     AST - Marsico Capital Growth                    1,276,344          83,562  N/A             N/A
     AST - Lord Abbett Small Cap Value                 169,745           8,291  N/A             N/A
     AST - Kemper Small Cap                            412,594          39,200  N/A             N/A
     AST - MFS Growth Portfolio                         40,750           6,664  N/A             N/A
     AST - MFS Growth with Income Portfolio             24,830           4,865  N/A             N/A
     AST - Alger All-Cap Growth Portfolio              326,420          19,078  N/A             N/A
     AST - Janus Mid-Cap Growth                         46,799          19,310  N/A             N/A
     AST - Federated Aggressive Growth                   2,140               -  N/A             N/A
     AST - Gabelli All-Cap Value                       127,895               -  N/A             N/A
     AST - Janus Strategic Value                         4,279               -  N/A             N/A
     AST - Lord Abbett Bond Debenture                    4,279               -  N/A             N/A
     AST - AIM International Equity                    352,417          32,377  N/A             N/A
     AST - Founders Passport                           204,161           6,280  N/A             N/A
     AST - Janus Overseas Growth                       143,820           6,148  N/A             N/A
     AST - Am Cent Intl Growth I                       354,454          27,939  N/A             N/A
     AST - MFS Global Equity Portfolio                 242,523          15,402  N/A             N/A
     Evergreen - VA Global Leaders Fund                  5,776           2,295  N/A             N/A
     Evergreen - VIF Technology Fund                   304,570          41,189  N/A             N/A
     Evergreen - VIF Financial Services Fund           125,412          13,660  N/A             N/A
     Evergreen - VIF Telecommunications Fund           217,213          17,479  N/A             N/A
     Evergreen - VIF Health Sciences Fund              434,630          11,039  N/A             N/A
     Evergreen - VIF Dynamics Fund                     299,973          49,650  N/A             N/A
     Montgomery - Emerging Markets                      30,547             272  N/A             N/A
     Nike - First Trust 10 Uncommon Values             316,563          20,079  N/A             N/A
     Profunds - VP Ultra OTC                            69,878           8,068  N/A             N/A
     Profunds - VP UltraSmall Cap                       43,865           3,682  N/A             N/A
     Rydex - Nova                                      211,763             432  N/A             N/A
     Rydex - OTC                                       435,261           1,922  N/A             N/A
     WFVT - Equity Value                                 3,560               -
                                               --------------------------------------------------------------
                                               --------------------------------------------------------------
                                                  $ 15,387,416     $ 3,027,551             $ -           $ -
                                               ==============================================================
                                               ==============================================================

VIA-T (Class 7)

                                                      PART C

                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the  establishment  of the  Registrant  for Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form  of  revised  Principal   Underwriting  Agreement  between  American  Skandia  Life
                           Assurance  Corporation and American Skandia Marketing,  Incorporated,  formerly known as
                           Skandia  Life Equity Sales  Corporation  filed via EDGAR with  Post-Effective  Amendment
                           No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Form of Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity Contract filed via EDGAR with Initial Registration to
                           Registration Statement No. 333-93775, filed December 29, 1999.

(b)      Copy of Required Minimum Distribution Endorsement filed via EDGAR with Initial Registration to
                           Registration Statement No. 333-93775, filed December 29, 1999.

(c)      Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to
                           Registration Statement No. 333-49478, filed March 14, 2001.

         (5)      (a)      A copy of the application form used with the Annuity filed via EDGAR with Initial
                           Registration to Registration Statement No. 333-93775, filed December 29, 1999.

                  (b)      Revised copy of the application form used with the Annuity filed via EDGAR with
                           Pre-Effective Amendment No. 1 to this Registration Statement No. 333-93775, filed
                           April 28, 2000.

         (6)      (a)      Copy  of  the  certificate  of   incorporation   of  American   Skandia  Life  Assurance
                           Corporation  filed  via  EDGAR  with  Post-Effective  Amendment  No.  6 to  Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of  American  Skandia  Life  Assurance  Corporation  filed via EDGAR with  Post-Effective  Amendment  No. 6 to  Registration  Statement No.  33-87010,  filed
                           March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica  Occidental Life Assurance  Company  effective May 1, 1995, filed via EDGAR with  Post-effective  Amendment  No. 3 to  Registration  Statement No.  33-87010,  filed
                           April 25, 1996.

                  (b)      PaineWebber  Life  Insurance  Company  effective  January 1, 1995,  filed via EDGAR with
                           Post-effective  Amendment No. 3 to Registration Statement No. 33-87010,  filed April 25,
                           1996.

                  (c)      Connecticut  General Life Insurance  Company  effective January 1, 1995, filed via EDGAR with  Post-effective  Amendment  No. 3 to  Registration  Statement No.  33-87010,  filed
                           April 25, 1996.

         (8)      Agreements between Depositor and:

(a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration  Statement No.
                      33-87010,  filed February 25, 1997 (At such time,  what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

(b)      The Montgomery Funds III filed via EDGAR in the Initial Registration  Statement to Registration  Statement
                      No. 333-08853, filed July 25, 1996.

(c)      Rydex  Variable  Trust  filed via EDGAR with  Post-Effective  Amendment  No. 8 to  Registration  Statement
                      33-87010, filed April 26, 1999.

(d)      First Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration
                      Statement No. 33-86866, filed April 26, 2000.

(e)      Evergreen  Variable  Annuity Trust filed via EDGAR with  Post-Effective  Amendment  No. 9 to  Registration
                      Statement No. 33-87010, filed April 26, 2000.

(f)      INVESCO  Variable  Investment  Funds,  Inc.  filed  via  EDGAR  with  Post-Effective  Amendment  No.  9 to
                      Registration Statement No. 33-87010, filed April 26, 2000.

(g)      ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No. 33-87010,
                      filed April 26, 2000.

(h)      Prudential  Series Fund,  Inc. filed via EDGAR with  Post-Effective  Amendment No. 15 to Registration Statement No. 33-87010.

          (9)     Opinion and Consent of Counsel                                                     FILED HEREWITH

         (10)     Consent of Ernst & Young LLP                                                       FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of Performance  filed via EDGAR with
                  Post-effective Amendment No. 12 to Registration Statement No. 33-44436, filed
                  April 29, 1996.

(14)     Financial Data Schedule.  Not applicable.

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are as follows:

Our executive officers,  directors and certain significant  employees,  their ages, positions with us and principal occupations  are indicated  below.  The  immediately  preceding work  experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                            and Director (since September, 2000)                 American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram joined us in 1998. She previously  held the position of Senior Vice President,  Chief  Marketing  Officer
with Mutual Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                            and Director (since July, 1991)                  American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
45                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Carl Cavaliere                                                Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cavaliere  joined us in 1998.  He  previously  held the position of Director of  Operations  with Aetna,  Inc.
since 1989.

Y.K. Chan                                                     Senior Vice President                            Senior Vice President
43                                                            and Director (since September, 2000)    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan  joined us in 1999.  He  previously  held the  position of Chief  Information  Officer  with E.M.  Warburg
Pincus  from  January  1995  until  April  1999 and the  position  of Vice  President,  Client  Server  Application
Development with Scudder, Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997. She previously  held the position of Assistant Vice President with Phoenix Duff
& Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
40                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Cronin  joined us in 1998. He previously  held the position of  Manager/Client  Investor with Columbia  Circle
Investors since 1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999. He previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since  1998 and the  positions  of Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from
October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                            and Chairman of the Board                     Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ian Kennedy                                                   Senior Vice President                           Senior Vice President:
53                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian  Kennedy  joined us in 1998.  He  previously  was  self-employed  since 1996 and held the  position of Vice
President, Customer Service with SunLife of Canada from September, 1968 to August, 1995.

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President and                                     Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Robert K. Leach joined us in 2000.  He previously  was employed in the U.S.  Retirement  Products and Services
Division of Sun Life of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
48                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
46                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
39                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999. She previously  held the position of First Vice  President  with  Prudential  Securities since 1997 and Vice President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the  position  of  Manager,  Application  Development  with
Citizens  Utilities  Company since 1996 and HRIS Tech Support  Representative  with Yale New Haven  Hospital  since
1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice  President with American  Financial  Systems from June 1994 to October  1997 and the  position of Actuary  with  Connecticut  Mutual Life from June 1965 to June
1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution with  Allmerica  Financial  Services  since 1999 and Managing  Director and Member of the Executive  Committee with
Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian W. Thwaites                                         Senior Vice President                           Senior Vice President:
43                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mary Toumpas                                                  Vice President                                      Vice President and
49                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Toumpas  joined  us in 1997.  She  previously  held the  position  of  Assistant  Vice  President  with  Chubb
Life/Chubb Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
53                                                            Director (since September, 1994)                      American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                           Senior Vice President:
46                                                            and Director (since September, 2000)             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Ullman joined us in 1998.  She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Wickman joined us in 2001. He previously  held the position of Senior Vice President and General  Counsel with
Aetna Financial Services since 1992.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President:
45                                                            Director (since March 2000)                     American Skandia, Inc.

Mr.  Winson  joined us in 1998. He previously  held the position of Senior Vice  President  with Sakura Bank,  Ltd.
since 1990.

Item 26. Persons  Controlled by or Under Common  Control with the Depositor or  Registrant:  The Depositor does not directly or indirectly  control any person.  The following  persons are under common  control with the Depositor by
American Skandia Investment Holding Corporation:

         (1)      American Skandia  Information  Services and Technology  Corporation  ("ASIST"):  The organization
                  ------------------------------------------------------------------------------
                  is a general  business  corporation  organized in the State of Delaware.  Its primary  purpose is to provide  various  types of business  services to American  Skandia,  Inc.,  formerly  known as
                  American Skandia Investment Holding Corporation,  and all of its subsidiaries  including computer systems acquisition,  development and maintenance,  human resources acquisition,  development and management, accounting and financial reporting services and general office services.

         (2)      American Skandia Marketing,  Incorporated  ("ASM,  Inc."): The organization is a general business
                  ----------------------------------------------------------
                  corporation  organized  in the State of  Delaware.  It was formed  primarily  for the  purpose of acting as a  broker-dealer  in  securities.  It acts as the  principal  "underwriter"  of annuity contracts deemed to be securities,  as required by the Securities and Exchange Commission,  which insurance  policies  are  to be  issued  by  American  Skandia  Life  Assurance  Corporation.  It
                  provides  securities law  supervisory  services in relation to the marketing of those products of
                  American Skandia Life Assurance  Corporation  registered as securities.  It also may provide such services  in relation to  marketing  of certain  public  mutual  funds.  It also has the power to carry  on a  general  financial,  securities,  distribution,  advisory,  or  investment  advisory business;  to act as a general  agent or broker for insurance  companies and to render  advisory,
                  managerial,   research  and  consulting   services  for  maintaining  and  improving   managerial
                  efficiency and operation.

         (3)      American  Skandia  Investment  Services,  Incorporated  ("ASISI"):  The organization is a general
                  ------------------------------------------------------------------
                  business  corporation  organized in the state of Connecticut.  The  organization is authorized to provide  investment  service and investment  management advice in connection with the purchasing,
                  selling,   holding  or  exchanging  of  securities  or  other  assets  to  insurance   companies,
                  insurance-related  companies,  mutual funds or business trusts.  It's primary role is expected to be as investment  manager for certain  mutual funds [to be made available  primarily  through the variable insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida:  This  subsidiary of American  Skandia Life Assurance  Corporation was organized in
                  ------------
                  March,  1995, and began  operations in July, 1995. It offers  investment  oriented life insurance designed for long-term savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners: As of December 31, 2000, there were 26 owners of Annuities.

Item  28.  Indemnification:  Under  Section  33-320a  of the  Connecticut  General  Statutes,  the  Depositor  must indemnify a director or officer  against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable expenses  including  attorneys'  fees, for actions  brought or threatened to be brought against him in his capacity as a director or officer when certain  disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the  Depositor.  In any criminal  action or  proceeding,  it also must be  determined  that the  director or officer had no reason to believe  his  conduct  was  unlawful.  The director or officer must also be  indemnified  when he is  successful  on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable  entitled to be indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must  determine  that he is fairly and  reasonably  entitled to be  indemnified  and must approve the amount.  In a claim based upon the  director's  or  officer's  purchase or sale  of the  Registrants'  securities,  the  director  or  officer  may  obtain  indemnification  only  if a court determines  that, in view of all the  circumstances,  he is fairly and reasonably  entitled to be  indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia  Life  Assurance  Corporation
("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each  director  and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of
Delaware.  The provisions of the indemnity  agreement are governed by Section 45 of the General  Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM,  Inc. are covered under a directors and officers  liability  insurance policy issued by an  unaffiliated  insurance  company to Skandia  Insurance  Company Ltd.,  their ultimate  parent.
Such policy will  reimburse  ASLAC or ASM,  Inc., as  applicable,  for any payments that it shall make to directors and  officers  pursuant to law and,  subject to certain  exclusions  contained  in the  policy,  will pay any other costs,  charges and expenses,  settlements  and  judgments  arising from any  proceeding  involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities
Act of 1933 (the "Act") may be permitted to directors,  officers and controlling  persons of Registrant pursuant to the foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and
Exchange  Commission  such  indemnification  is against  public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by
Registrant  of  expenses  incurred  or paid by a  director,  officer or  controlling  person of  Registrant  in the successful defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such  indemnification  by it is against  public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Chief Renewal Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk Wickman                                                                    General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts and Records:  Accounts and records are  maintained by ASLAC at its principal  office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment  to this  Registration  Statement  as frequently  as is necessary to ensure that the audited  financial  statements  in the  Registration  Statement  are never more than 16 months old so long as payments  under the annuity  contracts  may be accepted  and  allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space that an  applicant  or  enrollee  can check to request a
Statement of Additional  Information,  or (2) a post card or similar written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant  hereby  undertakes  to deliver any  Statement  of  Additional  Information  and any  financial statements required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services  rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)      With  respect to the  restrictions  on  withdrawals  for Texas  Optional  Retirement  Programs and Section
403(b) plans,  we are relying upon: 1) a no-action  letter dated November 28, 1988 from the staff of the Securities and Exchange  Commission to the American  Council of Life Insurance with respect to annuities  issued under Section
403(b) of the code,  the  requirements  of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement  Program,  the requirements of which have been complied with by us.

                                                     EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.
The exhibits included are as follows:

No. 9        Opinion and Consent of Counsel                   FILED HEREWITH

No. 10       Consent of Ernst & Young LLP                     FILED HEREWITH

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused  this  Registration  Statement  to be signed on its  behalf,  in the Town of Shelton  and State of  Connecticut,  on
this 27th  day of April, 2001.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                  (CLASS 7 SUB-ACCOUNTS)
                                                        Registrant

                                      By: American Skandia Life Assurance Corporation
                                      -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                            Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         Depositor

By:  /s/ Kathleen A. Chapman                                            Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

As required by the  Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                               (Principal Executive Officer)

           Wade A. Dokken*        President and Chief Executive Officer,                    April 27, 2001
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                              (Principal Financial Officer and Principal Accounting Officer)

       /s/ Thomas M. Mazzaferro            Executive Vice President and                     April 27, 2001
        Thomas M. Mazzaferro              Chief Financial Officer

        /s/ David R. Monroe             Senior Vice President, Treasurer                    April 27, 2001
           David R. Monroe               and Corporate Controller

                                                   (Board of Directors)

      Patricia Abram*                                Gordon C. Boronow*                Malcolm M. Campbell*
      ---------------                                ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                    Y.K. Chan*                     Lincoln R. Collins*
      ---------------                                    ----------                     -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

      Ian Kennedy*                                   Thomas M. Mazzaferro*               Gunnar Moberg*
      ------------                                    ---------------------              --------------
      Ian Kennedy                                     Thomas M. Mazzaferro                Gunnar Moberg

      Christian Thwaites*                             Bayard F. Tracy*                  Deborah G. Ullman*
      -------------------                             ----------------                  ------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                        Brett M. Winson*
                                                        ----------------
                                                         Brett M. Winson

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No.
                                                        333-53596.